UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 19	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                               File No.  811-08241
Amendment No. 103	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

The Best of America® America’s Income Annuity®
Nationwide Life Insurance Company
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 32.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio  43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the investment options available under the contract.  The information pertaining to the investment options only applies to the portion of your contract designated to provide for variable annuity payments.  Any portion of your contract designated to provide for fixed annuity payments may not be reallocated to a variable investment option under the contract.  Please refer to your prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
 American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class I*
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class R†

1

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class VI†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund; Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class III†)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund:
Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class III
•	NVIT Multi-Manager International Value Fund: Class VI† (Formerly, NVIT International Value Fund: Class VI†)
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III†(Formerly, Nationwide NVIT Global Technology and Communications Fund: Class III†)
•	NVIT U.S. Growth Leaders Fund: Class I (Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class I)
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*

2

The following investment options are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class II

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc
•	U.S. Real Estate Portfolio: Class I

The following investment options are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following investment options are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Voyager Fund: Class IB

The following investment options are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I

Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Janus Aspen Series
•	Balanced Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	NVIT Global Financial Services Fund: Class III† (Formerly, Nationwide NVIT Global Financial Services Fund: Class III†)

Neuberger Berman Advisers Management Trust

•	AMT Mid-Cap Growth Portfolio: I Class

Effective May 1, 2007, the following investment option is not available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares*

Effective May 1, 2005, the following investment option is not available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB

Effective September 20, 2004, the following investment options are not available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I

Credit Suisse Trust
•	Large Cap Value Portfolio

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
•	VIP High Income Portfolio: Service Class*
•	VIP Overseas Portfolio: Service Class

3

Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2

Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Gartmore NVIT International Equity Fund: Class I (Formerly, Gartmore NVIT International Growth Fund: Class I)
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	JP Morgan NVIT Balanced Fund: Class I
•	NVIT Global Financial Services Fund: Class I (Formerly, Nationwide NVIT Global Financial Services Fund: Class I)
•	NVIT Growth Fund: Class I (Formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Health Sciences Fund: Class I (Formerly, Nationwide NVIT Global Health Sciences Fund: Class I)
•	NVIT Multi-Manager International Value Fund: Class II (Formerly, NVIT International Value Fund: Class II)
•	NVIT Nationwide Leaders Fund: Class I
•	NVIT Technology and Communications Fund: Class I) (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)

Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares

Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2004, the following investment option is not available to receive transfers or new purchase payments:

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

†These investment options assess a short-term trading fee.

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see Appendix B).

4

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account value prior to the income start date.

Annual benefit leveling - The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

Annuity income unit - An accounting unit of measure used to calculate the variable annuity payments after the first payment.

Assumed investment return - The net investment return required to maintain level variable annuity payments.  The selected assumed investment return is used in calculating the initial variable annuity payment.

Assumed investment return factor - The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the contract owner and permitted under the contract.

Commutation value - The value of future annuity payments that are converted (commuted) into a lump sum.  The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

Contract value - The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

FDIC - Federal Deposit Insurance Corporation.

Fixed annuity payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Income option - The type of annuity payments chosen by the contract owner.

Income start date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment option(s) - The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account.  The performance of selected investment options determines the value of variable annuity payments after the first payment.

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts - Separate and distinct divisions of the variable account.  Each sub-account corresponds to a specific investment option upon which investment performance is based.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time beginning at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

Variable account value - The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

Variable annuity payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

5

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Investment Option Annual Expenses	8
Synopsis of the Contracts	9
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Investment Options
The Contract In General	11
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Contract Modification
Standard Charges and Deductions	12
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	14
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	14
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	15
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death
Changes
Operation of the Contract	15
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	18
Withdrawals (Redemptions)	18
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity
Assignment	20

6

Table of Contents (continued)	Page
Annuity Payments	20
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	25
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	28
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	28
Death of Contract Owner
Death of Annuitant
Statements and Reports	28
Legal Proceedings	29
Table of Contents of Statement of Additional Information	32
Appendix A: Investment Options	33
Appendix B: Fixed Annuity Payments	48
Appendix C: Illustration of Variable Annuity Income	50
Appendix D: Condensed Financial Information	52
Appendix E: Contract Types and Tax Information	84

7

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn) 6%[1] *Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)                                 lesser of $25 or
                 2% of the amount transferred[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)                                             1%
Maximum Check Processing Fee                                                                     $15[3]
Maximum Premium Tax Charge (as a percentage of purchase payments)                                                  5%[4]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%[6] 2.25%

Investment Option Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the investment options periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each investment option’s fees and expenses is contained in the prospectus for each investment option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average investment option assets)	0.27%	2.49%
The minimum and maximum investment option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some investment options.  Therefore, actual expenses could be lower.  Refer to the investment option prospectuses for specific expense information.

1 For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.

3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.

4Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5These charges apply only to sub-account allocations.  They are charged on a daily basis at the annualized rate noted above.

6The America's Income Annuity Income Foundation Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable.  It is not available in conjunction with fixed annuity payments or Term Certain options of less than ten years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

8

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Roth IRAs; or
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the contract owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the income start date and will be based on the income option chosen at the time of application (see "Income Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix E and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own.  Check your contract for more details about the free look right in your state.  See "Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Value of an Annuity Income Unit").  Please refer to Appendix D for information regarding each class of annuity income units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments.  For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

The Variable Account and Investment Options

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is

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registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option.  Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option’s prospectus contains more detailed information about that investment option.  Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives.  However, the investment options are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account.  The performance of the investment options could differ substantially from that of any publicly traded funds.

The particular investment options available under the contract may change from time to time.  Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment.  New investment options or new share classes of currently available investment options may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the investment options listed below are available in every state.

In the future, additional investment options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account.  These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current investment option are no longer available for investment; or

2)	further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC. All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account
Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

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No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide’s Relationship with the Investment Options

The investment options incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each investment option daily.  The variable account (not the contract owners) is the investment option shareholder.  When the variable account aggregates transactions, the investment option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the investment options by providing contract owners with sub-account options that correspond to the investment options.

An investment adviser or subadviser of an investment option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

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Types of Payments Nationwide Receives

In light of the above, the investment options and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment option 12b-1 fees, which are deducted from investment option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the investment option, which may be deducted from investment option assets; and

•
Payments by an investment option’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from investment option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated investment options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the investment options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated investment options than unaffiliated investment options.

Nationwide took into consideration the anticipated payments from the investment options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the investment options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the investment option payments Nationwide and its affiliates received from the investment option did not exceed 0.65% (as a percentage of the average daily net assets invested in the investment options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most investment options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from investment option to investment option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the investment options attributable to the contract, Nationwide and its affiliates may receive higher payments from investment options with lower percentages (but greater assets) than from investment options that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Investment Options

Nationwide may consider several criteria when identifying the investment options, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the investment option’s adviser or subadviser is one of our affiliates or whether the investment option, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be investment options with lower fees, as well as other variable contracts that offer investment options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and investment option fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

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The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).

Short-Term Trading Fees

Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the investment option (and contract owners with interests allocated in the investment option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge such fees (see the investment option prospectus).  Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the investment options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the investment option will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of annuity income units to make annuity payments;

•	the redemption of annuity income units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the income option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available investment options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added,  transfers to the investment options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the

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amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is issued;

2)	the time the contract is surrendered;

3)	annuitization; or

4)	such earlier date as Nationwide becomes subject to premium taxes.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the contract owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing variable annuity payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who isnot the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who is the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

Annuitant and Joint Annuitant

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age.  Once designated, the annuitant and joint annuitant, if applicable, cannot be changed.  Joint annuitants can be named only if permitted under the elected income option.

Payee

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date.  The contract owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant (and the joint annuitant, if any), the beneficiary’s rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner’s estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

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Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the contract owner designates/elects:

1)	an annuitant, and if applicable, a joint annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, income option, assumed investment return (if applicable), and income start date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

6)	the allocation among investment options, if applicable; and

7)	any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the income start date, the contract owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among investment options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the income option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death

After the income start date and prior to the annuitant’s death, the contract owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among investment options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the income start date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the income start date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 for single life income options or term certain income options, and $3,000,000 for joint life income options without Nationwide’s prior consent.

Allocation of the Purchase Payment

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner.  Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date.  Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of variable account value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the

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purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to provide variable annuity payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide variable annuity payments may be transferred to provide fixed annuity payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide fixed annuity payments for the duration of the contract.  The amount transferred cannot be transferred back to provide variable annuity payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the annuitant and joint annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total variable account value;

•
after the variable to fixed transfer, the variable account value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a variable account value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer.  The contract owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the variable account value will be $2,000 or more; or

➢	transfer all variable account value to provide for fixed annuity payments.

•	variable to fixed transfers are not permitted if:

➢	the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) income option; or

➢	the contract owner elected a Term Certain income option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the contract owner elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option; and

➢	the contract owner has taken a withdrawal from the contract, as permitted by the income option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing fixed annuity payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each sub-account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a contract owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the variable account value immediately prior to the transfer request; and

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•	the amount of any variable to fixed transfer will be based upon the actual variable account value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of fixed annuity payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same income option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a sub-account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The fixed annuity payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the fixed annuity payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next ncome start date anniversary.

Some state jurisdictions do not permit contract owners to take withdrawals from the fixed annuity payment portion of the contract.  In these state jurisdictions, if the contract owner elected an income option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of commutation value that the contract owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the investment options are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the investment option;

•
investment option managers taking actions that negatively impact performance (keeping a larger portion of the investment option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some investment options may assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the investment option.  Redemption fees compensate the investment option for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

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Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the investment options which allow the investment options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the investment option (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the investment options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the investment options.  Nationwide and any affected contract owner may not have advance notice of such instructions from an investment option to restrict or prohibit further purchases or exchange requests.  If an investment option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current investment option allocation.

Sub-Account Transfers

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the investment options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any valuation date on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a contract owner moves variable account value between 20 sub-accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail.

Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept sub-account transfer requests in writing or over the telephone.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA and Roth IRA refunds will be a return of the purchase payment.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Withdrawals (Redemptions)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit.  If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract.  Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

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Nationwide will pay any amounts withdrawn from the sub-accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the fixed annuity payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal after the free look period and before the income start date.  The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal on or after the income start date.  The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract – a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period.  This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn.  Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

The commutation value of variable annuity payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the commutation value of variable annuity payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a contract owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed variable annuity payments under the rider.  Only the commutation value of amounts in the variable account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments.  If the contract owner elects a partial withdrawal of variable annuity payments, for the remainder of the term certain period, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make variable annuity payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the commutation value remaining after the contract owner has received the requested amount.

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If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following income options: Term Certain and Term Certain with Enhanced Death Benefit.  The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract.  The commutation value will reflect variable account charges, charges for any optional riders elected, investment option charges, the investment performance of the investment options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the contract owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the contract owner and may not be assigned.

Annuity Payments

Income Start Date

The income start date is the date chosen by the contract owner as the date for annuity payments to begin.  The income start date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue.  In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the income option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Form of Annuity Payment

The contract owner may elect to receive annuity payments by electronic funds transfer or by check.  If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer.  The contract owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant).  See Appendix B.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the investment options selected.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount.  To the extent that

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investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to Appendix C for more information on selecting an assumed investment return percentage.  One or more of the above assumed investment return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the assumed investment return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of the purchase payment allocated to provide variable annuity payments;

•	the variable account value on the income start date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the income option elected;

•	the frequency of annuity payments elected;

•	the income start date;

•	the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date.  This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2)	if the contract owner takes a withdrawal, as permitted under the income option elected;

3)	if the contract owner transfers value from one investment option to another;

4)	if the contract owner incurs a redemption fee; or

5)	if the contract owner makes a variable to fixed transfer.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation date for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1)
multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities.  The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the net asset value of the investment option as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the daily net assets of the variable account.

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Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

Annual Benefit Leveling

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated.  These annuity income units will be redeemed from the sub-accounts and the redemption proceeds are immediately transferred to Nationwide’s general account.  The Annual Benefit Leveling interest rate in effect on the income start date or income start date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof.  In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary.  If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the contract owner with a choice between two guaranteed variable annuity payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays variable annuity payments under the contract according to the income option and frequency selected by the contract.  Calculated variable annuity payments will vary with the performance of the investment options chosen by the contract owner.  Contract owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated variable annuity payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the contract owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first variable annuity payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first variable annuity payment:

•	the amount of the purchase payment allocated to variable annuity payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by income option, annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected variable annuity payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the contract owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected variable annuity payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date

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anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first variable annuity payment due to the contract owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first variable annuity payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent variable annuity payments are calculated.

The first variable annuity payment made to the contract owner is protected by the GVAP option selected.  Thus, the first payment received by the contract owner could be the guaranteed floor payment if the first calculated variable annuity payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the variable annuity payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the contract owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the contract owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated variable annuity payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the contract owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the variable account value immediately preceding the transfer request.

Variable to Fixed Transfers

If the contract owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the variable account to the variable account value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA Income Foundation Rider, this reduction in annuity income units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain income options.  The commutation value of variable annuity payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life income options the calculated variable annuity payment due the contract owner following the death of the first annuitant will be reduced according to the terms of the applicable income option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated variable annuity payment is reduced under the applicable income option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

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•	The current guaranteed floor payment that would be in effect if the annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see Appendix E).  If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of contract value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

•	If only fixed annuity payments are elected, the rider is unavailable.

•	The list of available investment options in the contract is restricted.

•	Allocations (including exchanges) to the variable investment options are subject to certain allocation restrictions.

There is no guaranteed commutation value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain investment options available when a contract owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the investment option's investment objective.  Investment options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of variable account value that can be allocated to certain investment options when the AIA Income Foundation Rider is elected.

The available investment options are listed below in three categories.  Currently, there are no allocation restrictions associated with the investment options listed as Category III or Category I.  However, if any allocation is made to a Category II investment option, Nationwide may require up to 30% of the variable account value also be invested in Category I investment options.  Currently, the required Category I allocation is only 20%.

For example, if a contract owner who elected the AIA Income Foundation Rider selected all Category III investment options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same contract owner subsequently makes an exchange of variable account value from Category III to Category II, Nationwide will require that the contract owner also allocate at least 20% of the current variable account value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of variable account value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the investment options.  Nationwide will notify the contract owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Below is a list of available investment options when the AIA Income Foundation Rider is elected.

Category I Investment Options

American Century Variable Portfolios, Inc.
•	American Century VP Inflation Protection Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Van Kampen
The Universal Institutional Funds
•	Core Plus Fixed Income Portfolio: Class II

In addition to the above Category I Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2008:
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond: Class II

Category II Investment Options

AIM Variable Insurance Funds, Inc.
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class I

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Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Growth Fund: Class II
•	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Growth Fund: Class I
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide Fund: Class I
•	NVIT U.S. Growth Leaders Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds, Inc.
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Vista Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II

Income Options

Contract owners must elect an income option.  This election is made at the time of application and is irrevocable.

The income options available are:

•	Single Life;

•	Single Life with Term Certain;

•	Single Life with Cash Refund;

•	Joint and Last Survivor;

•	Joint and 100% Last Survivor with Term Certain;

•	Joint and 100% Last Survivor with Cash Refund;

•	Joint and 50% Survivor;

•	Term Certain; and

•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

Single Life

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  Any contract value not paid as of the date of the annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

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Single Life with Term Certain

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant’s lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before aggregate annuity payments actually received by the annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant or for the term certain period selected by the contract owner on the application, whichever is longer.  After the death of either the annuitant or joint annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments actually received by the annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant.  If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

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Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any fixed annuity payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any variable annuity payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the commutation value of the variable annuity payments remaining in the term certain period; and

(2)
is the commutation value of the variable annuity payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the annuitant’s attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

The commutation values will be calculated using the assumed investment return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining variable annuity payments will be comprised of two components:

(a)
The non-leveled variable annuity payment component, which will equal the commutation value of the variable annuity payments remaining in the term certain period after the next income start date anniversary (which do not include leveled payments); and

(b)
The leveled variable annuity payment component, which will equal the commutation value of the remaining leveled variable annuity payments scheduled to be paid until the next income start date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive fixed annuity payments at the same level as prior to the annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive variable annuity payments for the remainder of the term certain period, based on the number of annuity income units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent variable annuity payment; and

(2)
is the dollar amount of the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

Nationwide will proportionately adjust the number of annuity income units to equal the number of annuity income units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the contract value to other sub-accounts.  Each remaining variable annuity payment will reflect the adjusted number of annuity income units and the performance of the sub-accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the annuitant's death, the leveled variable annuity payments will continue at the same level until the next income start date anniversary and will not be included in the adjusted variable annuity payments described above.

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The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the commutation value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the assumed investment return elected by the contract owner.

Any Other Option

Income options not set forth in this provision may be available.  Both Nationwide and the contract owner must approve any income option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the income start date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.  Subject to the "Required Distributions" provisions in Appendix E, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner who is also the annuitant dies before the income start date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) dies on or after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.

Death of Annuitant

If the annuitant dies on or after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant’s (and joint annuitant’s, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected income option will also be suspended for this period.  In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended.  The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to contract owners all statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated investment options.

Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

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Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States

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District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.

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The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-243-6295 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-79327

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Appendix A: Investment Options

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each investment option for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

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American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

Credit Suisse Trust - Large Cap Value Portfolio
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Effective September 20, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

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Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal
preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

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Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Janus Aspen Series - International Growth Portfolio: Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

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Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

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Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

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Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

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Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing
primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

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Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Effective May 1, 2007 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
Effective May 1, 2005 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

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The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

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Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide’s general account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide’s general account for the purchase of fixed annuity payments.  Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.  However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide fixed annuity payments, and each amount subsequent amount allocated to provide fixed annuity payments as a result of one or more variable to fixed transfers, constitute an independent series of fixed annuity payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed annuity payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed annuity payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some income options;

•
required under the terms of the income option elected.  For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%.  Other income options may provide for similar reductions in fixed annuity payments.

Fixed annuity payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of fixed annuity payments, or, in the case of a variable to fixed transfer, the amount transferred from the variable account to purchase fixed annuity payments;

•	the age of the annuitant (and joint annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the annuitant (and joint annuitant, if any) at the time of contract issuance;

•	the income option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the income start date or the date fixed annuity payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase fixed annuity payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different fixed annuity payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments.  The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well – see the following section.)

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Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant die prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

        CMT(c) – CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

49

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR.  However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.
A contract owner’s variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner’s life span, and the income option chosen.  The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual investment option fees and expenses will vary from year to year and from investment option to investment option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option.  The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Assumptions:
Annuitant: Male, Age 70
Date of Birth: 01/01/30
Annuity Purchase Amount: $100,000
Income Option: Single Life with a 10 Year Term Certain
Income Start Date: 01/01/00
Variable Annuity Percentage: 100%
Payment Frequency: Monthly

50

51

Appendix D: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Nationwide Variable Insurance Trust ("NVIT") - Gartmore NVIT International Equity Fund: Class VI
•	Nationwide Variable Insurance Trust ("NVIT") - Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Balanced Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderate Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager International Growth Fund: Class III
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class I

No Additional Contract Options Elected Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.553215	13.732085	1.32%	32,690	2007
	12.151727	13.553215	11.53%	33,338	2006
	11.671570	12.151727	4.11%	76,934	2005
	10.663500	11.671570	9.45%	4	2004
	10.000000	10.663500	6.64%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.141679	12.310426	1.39%	1,420	2007
	11.592668	12.141679	4.74%	1,568	2006
	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.628656	15.134185	3.46%	11,018	2007
	12.741948	14.628656	14.81%	12,449	2006
	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.971839	14.173623	1.44%	1,641	2007
	12.094129	13.971839	15.53%	1,798	2006
	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.927481	15.258439	2.22%	448	2007
	13.236164	14.927481	12.78%	450	2006
	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.689047	15.943592	1.62%	39,855	2007
	13.568544	15.689047	15.63%	40,123	2006
	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001
	14.485724	12.787029	-11.73%	1,110	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.372314	15.521774	0.97%	24,666	2007
	12.450501	15.372314	23.47%	24,908	2006
	11.132159	12.450501	11.84%	72,717	2005
	9.809129	11.132159	13.49%	0	2004
	7.977821	9.809129	22.95%	0	2003
	10.145818	7.977821	-21.37%	618	2002
	14.507647	10.145818	-30.07%	0	2001
	17.662250	14.507647	-17.86%	899	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.505969	15.656729	0.97%	1,843	2007
	12.558756	15.505969	23.47%	1,868	2006
	11.244214	12.558756	11.69%	3,975	2005
	10.000000	11.244214	12.44%	7	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.312954	13.494983	1.37%	6,148	2007
	11.213063	13.312954	18.73%	4,859	2006
	10.000000	11.213063	12.13%	5,986	2005*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.354924	10.549197	1.88%	23,065	2007
	10.840776	10.354924	-4.48%	23,168	2006
	10.744913	10.840776	0.89%	45,309	2005
	9.831340	10.744913	9.29%	0	2004
	7.971013	9.831340	23.34%	109	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.059989	22.236623	0.80%	83,523	2007
	18.826617	22.059989	17.17%	87,936	2006
	18.150582	18.826617	3.72%	321,257	2005
	16.076066	18.150582	12.90%	156	2004
	12.623723	16.076066	27.35%	1,213	2003
	14.630021	12.623723	-13.71%	3,076	2002
	13.132406	14.630021	11.40%	3,876	2001
	11.255628	13.132406	16.67%	246	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.214779	12.729033	4.21%	466	2007
	11.360689	12.214779	7.52%	467	2006
	10.000000	11.360689	13.61%	1,041	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.763004	10.760470	-0.02%	97,756	2007
	10.728572	10.763004	0.32%	98,314	2006
	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.076505	17.297899	1.30%	0	2007
	14.488491	17.076505	17.86%	0	2006
	13.566563	14.488491	6.80%	0	2005
	12.338645	13.566563	9.95%	0	2004
	9.982657	12.338645	23.60%	0	2003
	13.145064	9.982657	-24.06%	0	2002
	13.187744	13.145064	-0.32%	0	2001
	12.261224	13.187744	7.56%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.912520	15.200049	1.93%	49,035	2007
	13.198697	14.912520	12.98%	49,400	2006
	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.121665	11.409698	2.59%	5,755	2007
	10.313177	11.121665	7.84%	7,855	2006
	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001
	16.386683	14.397461	-12.14%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.324729	14.522185	1.38%	199,106	2007
	12.559128	14.324729	14.06%	188,695	2006
	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001
	14.726559	13.193664	-10.41%	2,351	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.285838	14.336666	0.36%	60,442	2007
	12.419725	14.285838	15.03%	61,446	2006
	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001
	13.433832	13.180436	-1.89%	0	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.078880	12.236434	1.30%	0	2007
	11.815361	12.078880	2.23%	0	2006
	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.808804	13.889652	0.59%	0	2007
	12.004265	13.808804	15.03%	0	2006
	11.601684	12.004265	3.47%	0	2005
	10.729148	11.601684	8.13%	0	2004
	10.000000	10.729148	7.29%	0	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.776417	12.894035	0.92%	0	2007
	11.174187	12.776417	14.34%	0	2006
	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.371467	13.356275	-0.11%	139,805	2007
	13.000205	13.371467	2.86%	140,825	2006
	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001
	9.787093	10.675429	9.08%	410	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.308929	10.140577	-1.63%	0	2007
	10.000000	10.308929	3.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.220546	20.635256	2.05%	151,720	2007
	18.349198	20.220546	10.20%	162,799	2006
	15.901687	18.349198	15.39%	648,372	2005
	13.961332	15.901687	13.90%	917	2004
	11.014882	13.961332	26.75%	298	2003
	12.315058	11.014882	-10.56%	2,705	2002
	14.231074	12.315058	-13.46%	3,466	2001
	15.447579	14.231074	-7.88%	16,651	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.434380	15.465460	0.20%	10,083	2007
	13.402323	15.434380	15.16%	10,959	2006
	10.000000	13.402323	34.02%	4,964	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.892525	18.118610	1.26%	173,620	2007
	15.088589	17.892525	18.58%	170,739	2006
	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001
	12.432231	13.297371	6.96%	5,641	2000

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.585934	11.682890	0.84%	3,153	2007
	10.706491	11.585934	8.21%	3,171	2006
	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.149289	12.296219	1.21%	1,310	2007
	11.013523	12.149289	10.31%	1,316	2006
	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.514327	12.691334	1.41%	3,140	2007
	11.221906	12.514327	11.52%	3,182	2006
	10.000000	11.221906	12.22%	372	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.302731	10.722179	4.07%	2,354	2007
	9.907573	10.302731	3.99%	2,356	2006
	9.215932	9.907573	7.50%	9,592	2005
	8.717183	9.215932	5.72%	0	2004
	6.808058	8.717183	28.04%	0	2003
	8.829438	6.808058	-22.89%	0	2002
	10.450878	8.829438	-15.51%	0	2001
	12.777351	10.450878	-18.21%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.759957	13.005936	1.93%	53,290	2007
	12.106070	12.759957	5.40%	62,580	2006
	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001
	17.641868	15.494279	-12.17%	21,563	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.357330	11.452132	0.83%	16,547	2007
	10.344409	11.357330	9.79%	16,809	2006
	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001
	11.080460	8.468211	-23.58%	1,540	2000

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.837555	10.825241	-0.11%	53,794	2007
	10.521925	10.837555	3.00%	54,571	2006
	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.037613	17.286556	1.46%	38,570	2007
	15.348956	17.037613	11.00%	38,613	2006
	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.825747	16.940476	0.68%	32,136	2007
	14.445584	16.825747	16.48%	32,236	2006
	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001
	15.890221	12.687275	-20.16%	346	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.770243	16.884761	0.68%	39,142	2007
	14.397587	16.770243	16.48%	39,565	2006
	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.178387	15.759926	3.83%	28,889	2007
	13.227488	15.178387	14.75%	29,117	2006
	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.123200	11.200163	0.69%	43,693	2007
	10.000000	11.123200	11.23%	29,347	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.269467	13.499493	1.73%	70,273	2007
	11.472529	13.269467	15.66%	72,752	2006
	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.193756	16.726300	3.29%	37,195	2007
	14.017788	16.193756	15.52%	37,491	2006
	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.071961	15.844000	-1.42%	16,061	2007
	12.698125	16.071961	26.57%	17,154	2006
	10.000000	12.698125	26.98%	24,526	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.322062	16.425465	0.63%	6,399	2007
	13.609486	16.322062	19.93%	6,397	2006
	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.840751	14.927068	0.58%	33,688	2007
	12.372710	14.840751	19.95%	34,461	2006
	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.919750	10.843962	-0.69%	15,930	2007
	9.799086	10.919750	11.44%	13,665	2006
	10.000000	9.799086	-2.01%	15,611	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	12.787179	12.905563	0.93%	3,978	2007
	11.727222	12.787179	9.04%	3,983	2006
	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	8.642729	8.866699	2.59%	29,565	2007
	8.020653	8.642729	7.76%	29,751	2006
	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001
	10.000000	8.141323	-18.59%	17,732	2000*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.957908	4.027474	1.76%	4,556	2007
	3.716911	3.957908	6.48%	4,566	2006
	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001
	10.000000	6.506406	-34.94%	2,574	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	16.954615	17.388748	2.56%	0	2007
	15.499490	16.954615	9.39%	0	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	13.317081	13.325605	0.06%	20,143	2007
	9.196737	13.317081	44.80%	20,358	2006
	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001
	10.000000	8.178071	-18.22%	6,933	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	22.777550	22.791979	0.06%	5,694	2007
	15.722944	22.777550	44.87%	4,455	2006
	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.275244	10.279657	0.04%	31,336	2007
	9.985363	10.275244	2.90%	28,599	2006
	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.923591	12.069903	1.23%	22,145	2007
	11.252200	11.923591	5.97%	22,488	2006
	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.253770	15.468889	1.41%	22,280	2007
	12.817901	15.253770	19.00%	18,892	2006
	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.237442	12.400189	1.33%	5,130	2007
	11.773573	12.237442	3.94%	5,320	2006
	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.572548	17.926614	2.01%	16,826	2007
	15.694868	17.572548	11.96%	16,870	2006
	14.662576	15.694868	7.04%	39,569	2005
	12.820605	14.662576	14.37%	0	2004
	9.853218	12.820605	30.12%	0	2003
	13.566133	9.853218	-27.37%	0	2002
	13.949218	13.566133	-2.75%	1,924	2001
	13.966839	13.949218	-0.13%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.206466	14.160531	-0.32%	5,358	2007
	11.652777	14.206466	21.91%	5,367	2006
	10.000000	11.652777	16.53%	1,990	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.255511	19.261787	5.51%	31,907	2007
	16.117619	18.255511	13.26%	32,214	2006
	14.349215	16.117619	12.32%	91,069	2005
	12.493396	14.349215	14.85%	0	2004
	9.878424	12.493396	26.47%	0	2003
	14.157405	9.878424	-30.22%	1,662	2002
	19.027345	14.157405	-25.59%	2,860	2001
	20.820318	19.027345	-8.61%	3,860	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.140407	18.368057	1.25%	17,309	2007
	16.366037	18.140407	10.84%	17,733	2006
	14.039079	16.366037	16.57%	44,272	2005
	11.949322	14.039079	17.49%	0	2004
	8.957418	11.949322	33.40%	1,355	2003
	11.957935	8.957418	-25.09%	226	2002
	12.462618	11.957935	-4.05%	8,273	2001
	12.531553	12.462618	-0.55%	0	2000

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.669977	12.925431	2.02%	8,827	2007
	11.565237	12.669977	9.55%	8,870	2006
	10.000000	11.565237	15.65%	8,803	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.987076	14.272181	2.04%	2,864	2007
	12.456727	13.987076	12.29%	2,897	2006
	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.469308	10.569976	0.96%	36,834	2007
	10.000000	10.469308	4.69%	22,383	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.451366	10.457307	0.06%	8,063	2007
	10.000000	10.451366	4.51%	1,696	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.752059	10.850235	0.91%	29,639	2007
	10.000000	10.752059	7.52%	22,418	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.278312	10.426593	1.44%	22,736	2007
	10.000000	10.278312	2.78%	7,714	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.809470	-1.91%	49,128	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.817911	14.930914	0.76%	40,108	2007
	13.566462	14.817911	9.22%	40,429	2006
	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001
	10.757403	9.744373	-9.42%	1,338	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.417078	11.504274	0.76%	22,915	2007
	10.453271	11.417078	9.22%	22,811	2006
	10.000000	10.453271	4.53%	104,103	2005*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.426504	23.146142	-1.20%	5,286	2007
	17.351085	23.426504	35.01%	5,247	2006
	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.824796	25.515570	-1.20%	7,712	2007
	19.137690	25.824796	34.94%	7,808	2006
	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	19.322717	19.601648	1.44%	3,870	2007
	14.223797	19.322717	35.85%	3,870	2006
	13.538495	14.223797	5.06%	7,038	2005
	10.548585	13.538495	28.34%	0	2004
	8.611019	10.548585	22.50%	0	2003
	10.000000	8.611019	-13.89%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.837717	18.094347	1.44%	0	2007
	13.127756	17.837717	35.88%	0	2006
	12.484648	13.127756	5.15%	0	2005
	10.000000	12.484648	24.85%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.416347	12.648853	1.87%	2,529	2007
	9.455883	12.416347	31.31%	2,610	2006
	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.394468	16.962939	3.47%	5,407	2007
	13.188122	16.394468	24.31%	5,405	2006
	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001
	14.257588	12.345376	-13.41%	729	2000

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.228183	12.336435	0.89%	20,947	2007
	11.031324	12.228183	10.85%	21,125	2006
	10.893591	11.031324	1.26%	52,752	2005
	10.168075	10.893591	7.14%	0	2004
	8.695502	10.168075	16.93%	144	2003
	10.042076	8.695502	-13.41%	681	2002
	10.557899	10.042076	-4.89%	1,951	2001
	10.728485	10.557899	-1.59%	851	2000

NVIT NVIT Global Financial Services Fund: Class I - Q/NQ	18.701164	19.215674	2.75%	1,690	2007
	15.738875	18.701164	18.82%	1,731	2006
	14.338558	15.738875	9.77%	11,724	2005
	12.000664	14.338558	19.48%	0	2004
	8.591229	12.000664	39.69%	0	2003
	10.000000	8.591229	-14.09%	0	2002*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.220058	19.733950	2.67%	0	2007
	16.173510	19.220058	18.84%	0	2006
	14.731957	16.173510	9.79%	0	2005
	10.000000	14.731957	47.32%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.526164	13.522699	-0.03%	139,067	2007
	13.254058	13.526164	2.05%	140,155	2006
	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001
	9.809384	10.902126	11.14%	403	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	7.137919	7.393885	3.59%	10,695	2007
	6.808112	7.137919	4.84%	10,947	2006
	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001
	12.759401	9.257262	-27.45%	0	2000

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class I - Q/NQ	12.915098	13.313438	3.08%	7,509	2007
	12.733376	12.915098	1.43%	7,575	2006
	11.890573	12.733376	7.09%	14,440	2005
	11.163659	11.890573	6.51%	0	2004
	8.270129	11.163659	34.99%	580	2003
	10.000000	8.270129	-17.30%	0	2002*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.186297	13.592206	3.08%	2,867	2007
	13.001428	13.186297	1.42%	3,689	2006
	12.142666	13.001428	7.07%	4,788	2005
	10.000000	12.142666	21.43%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.871766	11.010244	1.27%	3,527	2007
	10.000000	10.871766	8.72%	3,597	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.699753	11.731109	0.27%	61,560	2007
	11.159571	11.699753	4.84%	61,920	2006
	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.509474	12.594346	0.68%	274,989	2007
	11.683322	12.509474	7.07%	277,140	2006
	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.252053	13.387909	1.03%	811,577	2007
	12.051166	13.252053	9.96%	812,446	2006
	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.216422	14.406229	1.34%	312,027	2007
	12.568358	14.216422	13.11%	310,101	2006
	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.852830	15.088530	1.59%	134,866	2007
	12.869465	14.852830	15.41%	135,285	2006
	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.076017	15.502990	2.83%	18,419	2007
	13.890136	15.076017	8.54%	18,549	2006
	12.816839	13.890136	8.37%	32,795	2005
	11.253065	12.816839	13.90%	728	2004
	8.131671	11.253065	38.39%	127	2003
	13.074320	8.131671	-37.80%	0	2002
	18.999657	13.074320	-31.19%	63	2001
	22.735718	18.999657	-16.43%	0	2000

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.775941	25.626437	3.43%	45,365	2007
	22.830881	24.775941	8.52%	47,037	2006
	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001
	14.634711	16.650563	13.77%	458	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.619013	11.652702	0.29%	238,906	2007
	11.255765	11.619013	3.23%	240,888	2006
	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001
	10.482530	10.976083	4.71%	25,012	2000

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	17.241681	17.426899	1.07%	289	2007
	14.263887	17.241681	20.88%	290	2006
	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.211230	15.366512	1.02%	37,420	2007
	12.583700	15.211230	20.88%	36,097	2006
	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.771065	16.002725	1.47%	11,020	2007
	15.473935	15.771065	1.92%	11,116	2006
	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001
	20.331712	16.831886	-17.21%	162	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.621951	34.096255	1.41%	31,665	2007
	29.026603	33.621951	15.83%	32,799	2006
	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001
	15.886176	17.445777	9.82%	912	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.758912	28.359813	2.16%	42,793	2007
	25.089017	27.758912	10.64%	44,903	2006
	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001
	17.087592	18.376589	7.54%	9,065	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.104765	14.416640	2.21%	86,901	2007
	12.569807	14.104765	12.21%	90,632	2006
	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001
	12.637807	12.216049	-3.34%	7,132	2000

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	15.198554	15.534877	2.21%	262	2007
	13.262325	15.198554	14.60%	263	2006
	12.174295	13.262325	8.94%	369	2005
	10.377980	12.174295	17.31%	0	2004
	8.381556	10.377980	23.82%	0	2003
	10.000000	8.381556	-16.18%	355	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.264895	3.352623	2.69%	1,392	2007
	2.973957	3.264895	9.78%	1,385	2006
	3.027146	2.973957	-1.76%	15,436	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.125152	12.448585	2.67%	402	2007
	11.053256	12.125152	9.70%	402	2006
	11.250482	11.053256	-1.75%	1,860	2005
	10.000000	11.250482	12.50%	884	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	14.811147	15.299634	3.30%	21,816	2007
	15.041520	14.811147	-1.53%	23,854	2006
	13.603959	15.041520	10.57%	51,497	2005
	12.255359	13.603959	11.00%	0	2004
	8.157293	12.255359	50.24%	575	2003
	10.000000	8.157293	-18.43%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.014970	14.244656	1.64%	63,925	2007
	12.244340	14.014970	14.46%	64,219	2006
	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001
	13.954430	12.317063	-11.73%	0	2000

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.524404	14.493113	-0.22%	56,874	2007
	14.029010	14.524404	3.53%	57,500	2006
	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001
	10.503468	10.959378	4.34%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.553915	16.970136	2.51%	74,918	2007
	15.528631	16.553915	6.60%	88,078	2006
	14.961776	15.528631	3.79%	243,863	2005
	14.168379	14.961776	5.60%	0	2004
	10.957031	14.168379	29.31%	0	2003
	15.170607	10.957031	-27.77%	278	2002
	17.574219	15.170607	-13.68%	13,935	2001
	17.836627	17.574219	-1.47%	4,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.985482	22.162358	0.80%	31,046	2007
	18.916877	21.985482	16.22%	31,727	2006
	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.861145	13.969588	0.78%	84,662	2007
	11.926147	13.861145	16.22%	88,163	2006
	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001
	10.000000	9.518646	-4.81%	16,998	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.57	-0.04	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.036191	12.163962	1.06%	11,744	2007
	11.158615	12.036191	7.86%	11,906	2006
	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.044165	15.263568	1.46%	94,916	2007
	13.244102	15.044165	13.59%	95,594	2006
	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001
	14.599387	13.152642	-9.91%	10,114	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	14.875772	15.281626	2.73%	14,352	2007
	13.137799	14.875772	13.23%	14,220	2006
	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.490117	16.898970	2.48%	5,341	2007
	16.218926	16.490117	1.67%	5,348	2006
	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001
	23.496887	20.596567	-12.34%	4,147	2000

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.910568	14.155048	1.76%	2,745	2007
	12.152566	13.910568	14.47%	2,742	2006
	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.447914	11.727723	2.44%	0	2007
	10.994804	11.447914	4.12%	0	2006
	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.114909	12.322008	1.71%	9,430	2007
	11.221044	12.114909	7.97%	10,090	2006
	10.000000	11.221044	12.21%	2,182	2005*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.359645	12.514858	1.26%	44,539	2007
	10.548574	12.359645	17.17%	42,471	2006
	10.000000	10.548574	5.49%	40,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.317721	10.317320	0.00%	10,468	2007
	10.043651	10.317721	2.73%	7,289	2006
	10.000000	10.043651	0.44%	9,088	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.927517	10.924742	-0.03%	3,341	2007
	10.684974	10.927517	2.27%	3,368	2006
	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.268369	31.057758	-0.67%	5,369	2007
	28.574908	31.268369	9.43%	5,973	2006
	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001
	14.562396	16.018934	10.00%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.611321	9.049547	5.09%	1,387	2007
	7.979923	8.611321	7.91%	1,392	2006
	6.873124	7.979923	16.10%	6,931	2005
	5.723928	6.873124	20.08%	0	2004
	4.088676	5.723928	39.99%	0	2003
	6.014503	4.088676	-32.02%	0	2002
	8.617166	6.014503	-30.20%	501	2001
	10.000000	8.617166	-13.83%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.689950	43.182810	8.80%	47,287	2007
	29.114020	39.689950	36.33%	44,849	2006
	25.186652	29.114020	15.59%	126,423	2005
	18.699570	25.186652	34.69%	1,289	2004
	13.770483	18.699570	35.79%	203	2003
	14.055442	13.770483	-2.03%	2,104	2002
	12.959009	14.055442	8.46%	2,011	2001
	12.466313	12.959009	3.95%	2,013	2000*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.412632	43.571607	0.37%	2,929	2007
	31.514704	43.412632	37.75%	2,980	2006
	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001
	23.931619	13.739047	-42.59%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.113622	38.611302	1.31%	610	2007
	31.001698	38.113622	22.94%	621	2006
	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001
	12.641312	13.907561	10.02%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.551474	12.819057	2.13%	13,510	2007
	11.325995	12.551474	10.82%	16,127	2006
	10.630738	11.325995	6.54%	214,577	2005
	9.106093	10.630738	16.74%	0	2004
	6.730519	9.106093	35.30%	0	2003
	9.313641	6.730519	-27.73%	452	2002
	9.772739	9.313641	-4.70%	4,371	2001
	10.000000	9.772739	-2.27%	0	2000*

72

Maximum Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.108843	12.257366	1.23%	986	2007
	10.967448	12.108843	10.41%	1,006	2006
	10.682908	10.967448	2.66%	1,081	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.394373	11.542104	1.30%	597	2007
	10.990161	11.394373	3.68%	597	2006
	10.232623	10.990161	7.40%	673	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.330346	13.778332	3.36%	3,986	2007
	11.729530	13.330346	13.65%	2,992	2006
	11.001029	11.729530	6.62%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.868119	13.041961	1.35%	0	2007
	11.252332	12.868119	14.36%	0	2006
	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.327536	15.652963	2.12%	0	2007
	13.729511	15.327536	11.64%	0	2006
	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.371892	10.530472	1.53%	0	2007
	9.061513	10.371892	14.46%	0	2006
	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	8.432841	8.507015	0.88%	0	2007
	6.899661	8.432841	22.22%	0	2006
	6.152727	6.899661	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.787320	14.917386	0.88%	0	2007
	12.098845	14.787320	22.22%	0	2006
	10.789065	12.098845	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.090018	13.256801	1.27%	8,988	2007
	11.137716	13.090018	17.53%	3,891	2006
	10.775888	11.137716	3.36%	1,028	2005

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.874914	10.050932	1.78%	338	2007
	10.443772	9.874914	-5.45%	359	2006
	10.134160	10.443772	3.06%	1,140	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.589009	18.720623	0.71%	7,512	2007
	16.026138	18.589009	15.99%	7,539	2006
	15.728497	16.026138	1.89%	6,509	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.010166	12.504311	4.11%	896	2007
	11.284397	12.010166	6.43%	901	2006
	10.539440	11.284397	7.07%	1,931	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.368826	10.356850	-0.12%	33,606	2007
	10.441102	10.368826	-0.69%	33,771	2006
	10.545772	10.441102	-0.99%	41,544	2005

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.762971	13.928578	1.20%	0	2007
	11.796211	13.762971	16.67%	0	2006
	11.627108	11.796211	1.45%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.221505	14.482378	1.83%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.404072	6.563890	2.50%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.874922	5.999106	2.11%	0	2005

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.243565	9.362361	1.29%	36,607	2007
	8.186900	9.243565	12.91%	36,732	2006
	8.009176	8.186900	2.22%	99,761	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.946363	9.972568	0.26%	163	2007
	8.735295	9.946363	13.86%	163	2006
	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.249822	11.386079	1.21%	0	2007
	11.116686	11.249822	1.20%	0	2006
	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.459797	12.521221	0.49%	0	2007
	10.942000	12.459797	13.87%	0	2006
	10.764195	10.942000	1.65%	0	2005

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.547634	11.643217	0.83%	0	2007
	10.202498	11.547634	13.18%	0	2006
	10.151968	10.202498	0.50%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.239603	10.063101	-1.72%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.818721	12.792384	-0.21%	7,059	2007
	12.589947	12.818721	1.82%	10,986	2006
	12.677091	12.589947	-0.69%	3,204	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.197798	12.436524	1.96%	160,406	2007
	11.181839	12.197798	9.09%	157,593	2006
	10.173717	11.181839	9.91%	88,829	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.175959	15.192442	0.11%	0	2007
	13.312384	15.175959	14.00%	0	2006
	11.117828	13.312384	19.74%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.903021	14.065748	1.17%	32,536	2007
	11.843841	13.903021	17.39%	32,630	2006
	11.394408	11.843841	3.94%	3,437	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.391876	11.476643	0.74%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.945798	12.079150	1.12%	1,483	2007
	10.939506	11.945798	9.20%	1,536	2006
	10.397420	10.939506	5.19%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.304728	12.467295	1.32%	9,567	2007
	11.146499	12.304728	10.39%	9,648	2006
	10.469974	11.146499	6.46%	7,844	2005

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.777874	8.087086	3.98%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.110274	7.555893	6.27%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.635254	6.756945	1.83%	342	2007
	6.359482	6.635254	4.34%	342	2006
	6.080836	6.359482	4.58%	1,447	2005

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.713021	9.785096	0.74%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.440933	10.419482	-0.21%	52,284	2007
	10.240260	10.440933	1.96%	63,160	2006
	10.317124	10.240260	-0.75%	28,165	2005

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.797120	18.040541	1.37%	36,022	2007
	16.196762	17.797120	9.88%	35,781	2006
	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.334267	10.395173	0.59%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.662464	8.962888	16.97%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	15.993091	16.087508	0.59%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.862700	13.870439	16.92%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.475045	15.015831	3.74%	5,099	2007
	12.743211	14.475045	13.59%	5,157	2006
	12.539712	12.743211	1.62%	5,242	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.048415	11.114633	0.60%	10,054	2007
	10.000000	11.048415	10.48%	10,080	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.222720	12.423174	1.64%	31,326	2007
	10.675301	12.222720	14.50%	33,756	2006
	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.631858	13.035272	3.19%	0	2007
	11.046037	12.631858	14.36%	0	2006
	10.602359	11.046037	4.18%	0	2005

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.802849	15.564381	-1.51%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.670957	12.612849	18.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.085284	13.156088	0.54%	0	2007
	11.021895	13.085284	18.72%	0	2006
	10.157275	11.021895	8.51%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.082705	13.146709	0.49%	0	2007
	11.018254	13.082705	18.74%	0	2006
	10.152643	11.018254	8.53%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.736780	10.652452	-0.79%	0	2007
	9.733150	10.736780	10.31%	0	2006
	9.908439	9.733150	-1.77%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	11.756284	11.854215	0.83%	0	2007
	10.891752	11.756284	7.94%	0	2006
	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	8.054624	8.255752	2.50%	0	2007
	7.551143	8.054624	6.67%	0	2006
	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.688412	3.749787	1.66%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.112792	3.499173	12.41%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	16.334538	16.737396	2.47%	0	2007
	15.084946	16.334538	8.28%	0	2006
	14.456911	15.084946	4.34%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	12.410984	12.407508	-0.03%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.854996	8.658372	26.31%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	21.722217	21.715990	-0.03%	0	2007
	15.147332	21.722217	43.41%	0	2006
	11.987487	15.147332	26.36%	0	2005

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.899222	9.894366	-0.05%	12,700	2007
	9.718098	9.899222	1.86%	12,743	2006
	9.750570	9.718098	-0.33%	12,956	2005

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.514701	11.645276	1.13%	321	2007
	10.977206	11.514701	4.90%	619	2006
	10.597673	10.977206	3.58%	1,680	2005

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.881187	14.064007	1.32%	10,250	2007
	11.783442	13.881187	17.80%	10,279	2006
	11.583355	11.783442	1.73%	4,127	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.518806	13.685988	1.24%	0	2007
	13.139124	13.518806	2.89%	0	2006
	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.951009	12.180601	1.92%	0	2007
	10.782892	11.951009	10.83%	0	2006
	10.138880	10.782892	6.35%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.968579	13.910606	-0.42%	0	2007
	11.574497	13.968579	20.68%	0	2006
	10.410128	11.574497	11.18%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	7.465963	7.870272	5.42%	0	2007
	6.658883	7.465963	12.12%	0	2006
	6.085893	6.658883	9.42%	0	2005

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.729403	13.888870	1.16%	0	2007
	12.512846	13.729403	9.72%	0	2006
	11.661551	12.512846	7.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.457761	12.697220	1.92%	1,922	2007
	11.487543	12.457761	8.45%	1,926	2006
	10.786017	11.487543	6.50%	1,647	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.019610	13.272779	1.94%	1,795	2007
	11.713378	13.019610	11.15%	1,798	2006
	11.040918	11.713378	6.09%	1,634	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.398894	10.489228	0.87%	14,154	2007
	10.000000	10.398894	3.99%	12,877	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.381087	10.377438	-0.04%	22,007	2007
	10.000000	10.381087	3.81%	13,829	2006*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.679747	10.767360	0.82%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.209164	10.346917	1.35%	19,510	2007
	10.000000	10.209164	2.09%	18,241	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.742939	-2.57%	9,068	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.022843	13.110093	0.67%	0	2007
	12.044579	13.022843	8.12%	0	2006
	11.822602	12.044579	1.88%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.225838	11.301177	0.67%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.201189	10.382986	1.78%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	21.984674	21.701613	-1.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	13.485149	16.449238	21.98%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.628457	24.311203	-1.29%	0	2007
	18.437248	24.628457	33.58%	0	2006
	15.099319	18.437248	22.11%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	13.959069	14.147562	1.35%	0	2007
	10.380247	13.959069	34.48%	0	2006
	10.158487	10.380247	2.18%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	16.965683	17.193954	1.35%	0	2007
	12.613243	16.965683	34.51%	0	2006
	12.333630	12.613243	2.27%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.651986	11.859273	1.78%	0	2007
	8.964258	11.651986	29.98%	0	2006
	7.284758	8.964258	23.05%	0	2005

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.926954	11.295467	3.37%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.697239	8.879540	15.36%	0	2005

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.638814	10.723127	0.79%	0	2007
	9.695404	10.638814	9.73%	0	2006
	9.671784	9.695404	0.24%	0	2005

NVIT NVIT Global Financial Services Fund: Class I - Q/NQ	13.668441	14.031591	2.66%	0	2007
	11.620659	13.668441	17.62%	0	2006
	10.322577	11.620659	12.58%	0	2005

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.280479	18.752012	2.58%	0	2007
	15.539743	18.280479	17.64%	0	2006
	13.791912	15.539743	12.67%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.906278	12.891109	-0.12%	49,328	2007
	12.775650	12.906278	1.02%	49,051	2006
	12.846235	12.775650	-0.55%	35,878	2005

NVIT NVIT Growth Fund: Class I - Q/NQ	5.328316	5.514322	3.49%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.994482	5.133976	2.79%	0	2005

NVIT NVIT Health Sciences Fund: Class I - Q/NQ	10.697935	11.017755	2.99%	0	2007
	10.655057	10.697935	0.40%	0	2006
	10.328071	10.655057	3.17%	0	2005

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.541380	12.915556	2.98%	0	2007
	12.491757	12.541380	0.40%	0	2006
	12.109337	12.491757	3.16%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.798640	10.926136	1.18%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.127671	11.147233	0.18%	27,013	2007
	10.722170	11.127671	3.78%	26,332	2006
	10.651109	10.722170	67.00%	29,431	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.897824	11.967531	0.59%	20,183	2007
	11.225416	11.897824	5.99%	21,701	2006
	11.036455	11.225416	1.71%	20,655	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.604126	12.721633	0.93%	285,378	2007
	11.578857	12.604126	8.85%	282,174	2006
	11.267564	11.578857	2.76%	107,943	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.521373	13.689302	1.24%	259,587	2007
	12.075809	13.521373	11.97%	252,309	2006
	11.570960	12.075809	4.36%	209,054	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.126678	14.337662	1.49%	16,201	2007
	12.365120	14.126678	14.25%	17,246	2006
	11.734544	12.365120	5.37%	0	2005

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	5.715818	5.872295	2.74%	14,810	2007
	5.319950	5.715818	7.44%	14,860	2006
	4.972742	5.319950	6.98%	17,994	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.497335	16.014592	3.34%	8,525	2007
	14.426404	15.497335	7.42%	8,585	2006
	13.669005	14.426404	5.54%	8,269	2005

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.322500	10.342908	0.20%	34,362	2007
	10.101803	10.322500	2.18%	34,332	2006
	10.058320	10.101803	0.43%	7,838	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.394458	13.525901	0.98%	0	2007
	11.194114	13.394458	19.66%	0	2006
	10.161326	11.194114	10.16%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.927872	15.066394	0.93%	0	2007
	12.475221	14.927872	19.66%	0	2006
	11.316795	12.475221	10.24%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	6.817362	6.911135	1.38%	0	2007
	6.757209	6.817362	0.89%	0	2006
	6.246511	6.757209	8.18%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	19.920154	20.182584	1.32%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.062224	17.372951	1.82%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.258693	14.553961	2.07%	0	2007
	13.018755	14.258693	9.52%	0	2006
	12.152595	13.018755	7.13%	0	2005

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.720914	10.947900	2.12%	59,169	2007
	9.651649	10.720914	11.08%	59,307	2006
	9.334508	9.651649	3.40%	41,736	2005

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	12.638617	12.906431	2.12%	0	2007
	11.140994	12.638617	13.44%	0	2006
	10.648406	11.140994	4.63%	0	2005

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.063697	3.143126	2.59%	0	2007
	2.819165	3.063697	8.67%	0	2006
	2.579537	2.819165	9.29%	0	2005

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.563181	11.860709	2.57%	0	2007
	10.648508	11.563181	8.59%	0	2006
	9.751418	10.648508	9.20%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	11.259648	11.620311	3.20%	6,037	2007
	11.551501	11.259648	-2.53%	6,895	2006
	10.778369	11.551501	7.17%	5,621	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.115994	9.256879	1.55%	23,132	2007
	8.045521	9.115994	13.31%	23,236	2006
	7.855041	8.045521	2.42%	24,487	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.978045	12.938181	-0.31%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.648443	12.663264	0.12%	0	2005

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	8.621233	8.829875	2.42%	113,287	2007
	8.169779	8.621233	5.53%	113,719	2006
	7.900901	8.169779	3.40%	84,293	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.181587	21.332365	0.71%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.487375	18.411069	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.952450	13.041784	0.69%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.503199	-4.97%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.887437	10.992900	0.97%	0	2007
	10.196578	10.887437	6.78%	0	2006
	10.100487	10.196578	0.95%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.644314	9.775964	1.37%	9,405	2007
	8.576947	9.644314	12.44%	9,459	2006
	8.315771	8.576947	3.14%	2,450	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.009062	13.351703	2.63%	0	2007
	11.606399	13.009062	12.09%	0	2006
	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.737368	5.874215	2.39%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.295116	5.700607	7.66%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.251855	12.455712	1.66%	0	2007
	10.812637	12.251855	13.31%	0	2006
	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.596483	11.869003	2.35%	0	2007
	11.251140	11.596483	3.07%	0	2006
	10.795010	11.251140	4.23%	0	2005

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.911970	12.104460	1.62%	3,074	2007
	11.145643	11.911970	6.88%	3,976	2006
	10.644847	11.145643	4.70%	4,734	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.152637	12.293940	1.16%	29,305	2007
	10.477665	12.152637	15.99%	27,274	2006
	10.365069	10.477665	1.09%	21,043	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.144831	10.135106	-0.10%	16,111	2007
	9.976101	10.144831	1.69%	15,973	2006
	10.014541	9.976101	-0.38%	10,535	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.528615	10.516262	-0.12%	7,276	2007
	10.399944	10.528615	1.24%	9,595	2006
	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.052000	19.898618	-0.76%	0	2007
	18.511634	20.052000	8.32%	0	2006
	17.482734	18.511634	5.89%	0	2005

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.046519	8.448240	4.99%	0	2007
	7.532625	8.046519	6.82%	0	2006
	6.654767	7.532625	13.19%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	34.988644	38.032888	8.70%	0	2007
	25.926914	34.988644	34.95%	0	2006
	24.392904	25.926914	6.29%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	16.727451	16.773265	0.27%	0	2007
	12.266817	16.727451	36.36%	0	2006
	10.147224	12.266817	20.89%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	27.836326	28.173755	1.21%	0	2007
	22.873047	27.836326	21.70%	0	2006
	17.911877	22.873047	27.70%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.728634	11.967660	2.04%	0	2007
	10.691453	11.728634	9.70%	0	2006
	10.156986	10.691453	5.26%	0	2005

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Appendix E: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

 Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.
Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are not immediate annuities and  are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.   For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000  (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.  For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the contract’s IRA endorsement.

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Tax Sheltered Annuities

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee’s income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.  Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the owner’s death.  Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of investment options that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of investment options, transfers between investment options, exchanges of investment options or changes in investment objectives of investment options such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs, are generally taxed as ordinary income when received.  If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions will be included in the contract owner’s gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the income start date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after tax

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dollars.   Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the income start date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the income start date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includible in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

•	allocable to an investment in the contract before August 14, 1982; or

•	from an immediate annuity.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments.  If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.  Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception.  If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income start date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

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If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension of profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or an IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

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Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

The Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the partability of various retirement plans.  However, all of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

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1)
If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a)	the death of the annuitant will be treated as the death of a contract owner;

b)	any change of annuitant will be treated as the death of a contract owner; and

c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

90

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

91

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Single Premium Immediate Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-243-6295, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the investment options.  Nationwide, or its affiliates may have entered into agreements with the investment options and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of investment option prospectuses, semi-annual and annual reports, proxy materials and communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the investment options.  Nationwide also acts as a limited agent for the investment option for purposes of accepting the trades.

See “Investment Options” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed up to 0.60% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the investment option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the investment option’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

129

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Balanced Fund – Series I (AIMBBal) 50,150 shares (cost $469,748)	$592,275
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 699,496 shares (cost $8,234,383)	8,827,643
AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 6,483 shares (cost $143,106)	190,416
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 70,985 shares (cost $1,914,744)	2,055,011
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 227,337 shares (cost $4,704,479)	4,212,553
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,595 shares (cost $533,266)	628,616
AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 58,736 shares (cost $1,473,397)	1,696,292
AIM V.I. Global Health Care – Series I (AIMGlobHlth) 3,029 shares (cost $64,746)	72,870
AIM V.I. Global Real Estate Fund – Series I (AIMGlobRE) 22,614 shares (cost $590,973)	494,795
AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr) 34,163 shares (cost $436,419)	541,477
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 126,434 shares (cost $2,821,348)	3,356,814
AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 107,929 shares (cost $2,425,486)	3,233,558
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 277,011 shares (cost $4,052,076)	4,717,489
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 18,374,962 shares (cost $112,880,284)	155,452,175
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 413,757 shares (cost $2,616,554)	3,492,108
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 5,080,980 shares (cost $52,765,430)	53,604,340
American Century VP – International Fund – Class I (ACVPInt) 7,347,186 shares (cost $47,575,760)	87,137,627
American Century VP – International Fund – Class III (ACVPInt3) 6,234,163 shares (cost $41,187,164)	73,937,169
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 1,015,474 shares (cost $14,235,242)	13,140,232
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 32,127 shares (cost $458,161)	416,049
American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,443,163 shares (cost $15,953,616)	17,534,426
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 149,933 shares (cost $1,389,746)	1,808,190
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – Value Fund – Class I (ACVPVal) 48,918,203 shares (cost $367,500,767)	$365,418,973

American Century VP – Value Fund – Class II (ACVPVal2) 982,403 shares (cost $7,365,880)	7,328,725

American Century VP – VistaSM Fund – Class I (ACVPVista1) 1,432,016 shares (cost $29,232,752)	31,504,354

American Century VP – VistaSM Fund – Class II (ACVPVista2) 21,008 shares (cost $428,363)	460,494

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr) 193,011 shares (cost $1,760,700)	1,993,801

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap) 369,605 shares (cost $4,949,481)	5,067,282

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr) 209,746 shares (cost $2,381,787)	3,836,263

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 178,476 shares (cost $1,693,345)	2,512,944

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 433,000 shares (cost $3,818,254)	6,863,045

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 689,816 shares (cost $9,194,329)	9,298,717

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,397,920 shares (cost $41,758,558)	42,299,308

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,470,370 shares (cost $497,433,869)	690,791,831

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 2,314,445 shares (cost $80,879,481)	103,826,017

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 78,460 shares (cost $2,615,510)	3,498,551

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 14,031 shares (cost $465,629)	453,755

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 29,071 shares (cost $370,685)	506,705

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 28,663 shares (cost $518,692)	488,139

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 145,237 shares (cost $716,376)	1,070,398

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 621,124 shares (cost $4,682,103)	4,627,372

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 119,345 shares (cost $1,221,365)	1,223,288

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 20,766,995 shares (cost $238,367,847)	235,497,730

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 751,986 shares (cost $8,622,145)	8,489,918

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 26,774,804 shares (cost $587,932,177)	637,775,839

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 645,876 shares (cost $14,145,534)	15,223,302

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 9,523,690 shares (cost $269,260,778)	428,470,835
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 132,664 shares (cost $3,848,262)	$5,923,437

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 19,616,541 shares (cost $125,470,455)	116,718,418

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 5,088,312 shares (cost $32,444,401)	30,173,690

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 2,093,649 shares (cost $31,952,948)	52,801,829

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 458,225 shares (cost $7,405,764)	11,432,716

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,014,801 shares (cost $74,629,211)	101,132,834

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 29,340,852 shares (cost $706,803,445)	815,675,673

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 757,552 shares (cost $18,818,241)	20,802,379

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 5,257,149 shares (cost $64,894,661)	66,608,078

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 2,488,596 shares (cost $36,241,450)	55,545,479

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,220,568 shares (cost $41,076,070)	43,916,029

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 446,536 shares (cost $12,176,403)	15,910,081

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,564,455 shares (cost $33,241,502)	32,158,271

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 208,767 shares (cost $2,661,266)	2,634,639

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 1,792,763 shares (cost $41,071,499)	47,400,641

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 695,901 shares (cost $8,414,878)	8,316,018

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,854 shares (cost $31,425)	34,019

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 525,696 shares (cost $6,659,447)	6,634,278

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,480 shares (cost $40,985)	43,843

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 278,664 shares (cost $3,661,089)	3,625,422

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 29,033 shares (cost $373,631)	377,134

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,527,925 shares (cost $22,656,631)	24,385,690

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,050 shares (cost $67,160)	102,265

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 728,724 shares (cost $13,601,343)	14,705,652

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,983,693 shares (cost $31,335,027)	33,147,511
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 3,505,239 shares (cost $61,349,428)	$60,675,691

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 58,167 shares (cost $1,043,915)	1,120,887

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 1,004,172 shares (cost $19,244,087)	17,171,338

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 1,049 shares (cost $25,831)	32,606

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 5,824,674 shares (cost $134,172,096)	237,646,679

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 3,728,588 shares (cost $14,252,328)	19,686,946

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 6,720,360 shares (cost $24,758,787)	34,811,464

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 237,055 shares (cost $3,102,265)	3,150,460

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 2,755,806 shares (cost $108,651,149)	178,521,139

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 2,393,155 shares (cost $56,371,750)	154,382,439

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 939,361 shares (cost $26,056,895)	28,810,202

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 4,093,983 shares (cost $52,525,866)	53,221,780

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 22,629 shares (cost $203,450)	261,815

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 402,063 shares (cost $2,228,451)	3,023,514

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 79,335 shares (cost $1,120,232)	1,293,958

MFS VIT – Value Series – Service Class (MFSValueS) 2,829,041 shares (cost $39,332,240)	42,775,097

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 2,519,656 shares (cost $47,921,380)	48,755,352

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 3,544,785 shares (cost $41,219,591)	39,772,489

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 1,236,547 shares (cost $29,445,891)	32,249,134

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 134,100 shares (cost $6,103,789)	5,841,376

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 527,347 shares (cost $34,881,827)	38,053,336

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 9,226,157 shares (cost $74,252,484)	70,487,839

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,350,883 shares (cost $42,297,687)	40,827,235

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 253,514 shares (cost $3,025,208)	5,731,950

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 6,922,052 shares (cost $114,472,580)	156,369,150
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 108,056 shares (cost $1,801,185)	$2,439,913

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 6,538 shares (cost $69,536)	80,150

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 2,743,272 shares (cost $34,334,177)	33,742,241

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 111,667 shares (cost $827,921)	1,570,050

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 4,629,526 shares (cost $51,874,700)	65,137,425

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 980,710 shares (cost $7,057,162)	18,623,674

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 956,688 shares (cost $15,449,147)	18,157,938

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 2,199 shares (cost $26,659)	23,946

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 779,041 shares (cost $10,210,840)	8,483,757

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 8,653 shares (cost $91,142)	101,848

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 1,840,024 shares (cost $20,085,506)	21,712,284

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 357,677 shares (cost $1,341,620)	1,838,463

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 3,463,715 shares (cost $16,200,141)	17,942,043

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 38,227,254 shares (cost $454,005,615)	444,582,975

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2) 1,208,769 shares (cost $14,453,319)	14,009,627

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,052,213 shares (cost $36,905,069)	58,757,092

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 367,606 shares (cost $4,251,881)	4,267,905

Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 270 shares (cost $3,807)	4,704

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 3,568,278 shares (cost $59,928,245)	62,195,078

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 123,829 shares (cost $2,129,531)	2,152,150

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 6,105,116 shares (cost $72,774,958)	83,029,582

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 8,373,358 shares (cost $86,774,094)	87,082,923

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 36,877,014 shares (cost $390,243,607)	458,750,058

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 20,073,539 shares (cost $230,989,640)	267,781,006

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 13,962,612 shares (cost $150,456,466)	158,475,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 9,522,110 shares (cost $87,601,839)	$104,267,107

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 2,169,328 shares (cost $50,846,198)	70,568,238

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 12,122,273 shares (cost $184,396,244)	232,505,204

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 608,001,216 shares (cost $608,001,216)	608,001,216

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 3,631,844 shares (cost $57,212,643)	65,409,515

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 69,944 shares (cost $938,661)	1,241,503

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 24,861,897 shares (cost $287,101,056)	245,635,535

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 270,652 shares (cost $3,139,234)	2,641,562

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,462,932 shares (cost $250,779,430)	254,591,714

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 219,557 shares (cost $4,599,014)	4,795,127

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 20,713,943 shares (cost $218,793,171)	281,502,489

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 114,181 shares (cost $1,138,131)	1,546,010

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead) 310 shares (cost $3,885)	4,040

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 1,201,930 shares (cost $16,725,671)	15,709,229

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 38,088 shares (cost $430,698)	491,717

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 1,501,258 shares (cost $16,774,270)	19,501,346

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 6,150,138 shares (cost $69,482,838)	70,726,584

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 13,648,293 shares (cost $132,557,969)	134,572,167

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 121,404 shares (cost $1,810,700)	1,760,363

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 3,806,484 shares (cost $48,403,999)	80,354,890

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 951,260 shares (cost $13,916,670)	12,946,648

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 5,649,374 shares (cost $93,412,640)	161,007,167

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 6,229,595 shares (cost $126,874,934)	129,388,694

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 338,096 shares (cost $6,395,579)	5,872,729

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 991,218 shares (cost $16,412,706)	17,752,721
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 141,384 shares (cost $4,362,248)	$6,613,950

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 6,685,182 shares (cost $196,796,858)	315,406,925

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 5,479,404 shares (cost $154,114,490)	201,751,661

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 4,212,927 shares (cost $86,097,860)	154,193,139

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 173,206 shares (cost $3,383,702)	6,282,181

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 219,673 shares (cost $1,790,526)	1,752,990

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 169,809 shares (cost $1,386,918)	1,349,980

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 16,221 shares (cost $136,995)	127,986

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap) 623,972 shares (cost $12,197,455)	11,356,291

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS) 10,534 shares (cost $173,615)	189,921

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt) 10,618,471 shares (cost $189,235,553)	271,939,050

Oppenheimer VAF – Main Street®– Service Class (OppMStS) 335,177 shares (cost $5,757,030)	8,506,803

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 2,513,900 shares (cost $96,630,338)	135,926,580

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 1,148,652 shares (cost $5,816,328)	6,489,885

PIMCO PVIT Real Return Portfolio – Administrative Shares (PVITRealRet) 22,172 shares (cost $263,156)	278,703

PIMCO PVIT Total Return Portfolio – Administrative Shares (PVITTotRet) 35,921 shares (cost $362,936)	376,809

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 1,215 shares (cost $30,617)	28,098

Royce Micro-Cap (RCFMicroCap) 34,740 shares (cost $515,785)	467,942

SBL Fund – Series D (Global Series) (SBLGlob) 15,906 shares (cost $173,320)	191,032

SBL Fund – Series J (Mid Cap Growth Series ) (SBLMidCapGr) 2,149 shares (cost $65,874)	60,167

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 6,417 shares (cost $128,602)	126,224

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 12,437 shares (cost $289,780)	290,643

SBL Fund – Series P (High Yield Series) (SBLHighYld) 22,854 shares (cost $432,193)	438,337

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 21,271 shares (cost $583,739)	613,041

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 29,241 shares (cost $1,427,073)	1,393,043
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 77 shares (cost $1,579)	$1,561

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 538 shares (cost $5,361)	5,469

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,932,917 shares (cost $20,274,727)	22,615,130

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,012,330 shares (cost $25,132,831)	23,941,613

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,355,910 shares (cost $6,653,656)	6,711,752

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,582,086 shares (cost $57,754,187)	78,753,615

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS) 6,610 shares (cost $160,997)	199,947

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,628,289 shares (cost $35,446,167)	45,071,048

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,533,493 shares (cost $24,606,579)	42,508,434

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,481,717 shares (cost $46,713,263)	61,017,120

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 740,863 shares (cost $14,570,111)	30,516,164

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,234,550 shares (cost $13,482,842)	17,036,785

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 74,543 shares (cost $1,630,603)	2,481,526

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 973,015 shares (cost $11,151,619)	11,267,508

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 100,841 shares (cost $1,141,630)	1,157,660

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 2,600,810 shares (cost $21,938,877)	22,184,907

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro) 1,814,399 shares (cost $23,375,202)	26,453,936

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 9,513,828 shares (cost $207,315,939)	209,779,903

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,024,795 shares (cost $10,202,042)	13,517,040

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,974,438 shares (cost $219,346,519)	344,804,526

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 10,103,987 shares (cost $69,656,164)	98,639,163

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 24,261,350 shares (cost $132,309,986)	129,203,817

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,028,697 shares (cost $197,545,100)	259,537,860

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 5,391,102 shares (cost $33,970,777)	43,136,899

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 1,571,177 shares (cost $8,858,351)	10,956,129
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 7,010,752 shares (cost $51,103,904)	$70,695,021

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 24,336,452 shares (cost $183,263,023)	292,614,197

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 26,242,048 shares (cost $86,657,425)	84,055,904

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 8,372,417 shares (cost $51,539,055)	89,991,757

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,788,487 shares (cost $37,667,289)	40,050,485

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 300,339 shares (cost $5,560,641)	6,422,386

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 2,331,789 shares (cost $15,131,783)	16,810,099

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 40,497,124 shares (cost $40,497,124)	40,497,124

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,880,189 shares (cost $9,565,657)	9,365,785

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,732,412 shares (cost $20,564,594)	19,090,543

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 7,626,969 shares (cost $98,075,551)	137,115,353

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 12,732,073 shares (cost $102,915,398)	130,404,436

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 840,971 shares (cost $13,329,101)	12,044,303

W&R Target Funds, Inc. – Value Portfolio (WRValue) 18,237,631 shares (cost $98,532,687)	116,064,286

Wells Fargo AVT – Opportunity FundSM (WFVOpp) 6,766,465 shares (cost $119,852,390)	149,065,235

Total investments	14,026,223,408

Accounts receivable – MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)	46,548

Total assets	14,026,269,956

Accounts payable	260,090

Contract owners’ equity (note 4)	$14,026,009,866

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
Reinvested dividends	$251,849,861	18,820	30,773	–	–	–	7,049	16,269
Mortality and expense risk charges (note 2)	(182,843,280)	(9,147)	(160,789)	(2,319)	(31,664)	(64,839)	(8,547)	(34,094)

Net investment income (loss)	69,006,581	9,673	(130,016)	(2,319)	(31,664)	(64,839)	(1,498)	(17,825)

Proceeds from mutual fund shares sold	4,408,625,453	191,789	3,823,564	39,245	1,221,124	9,393,413	48,593	354,635
Cost of mutual fund shares sold	(3,447,281,591)	(142,644)	(2,182,843)	(23,475)	(868,974)	(9,016,984)	(30,715)	(311,518)

Realized gain (loss) on investments	961,343,862	49,145	1,640,721	15,770	352,150	376,429	17,878	43,117
Change in unrealized gain (loss) on investments	(513,187,435)	(47,842)	(2,009,263)	4,302	(163,703)	(608,369)	21,571	80,598

Net gain (loss) on investments	448,156,427	1,303	(368,542)	20,072	188,447	(231,940)	39,449	123,715

Reinvested capital gains	721,563,167	–	517,364	–	–	353,722	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,238,726,175	10,976	18,806	17,753	156,783	56,943	37,951	105,890

Investment activity:	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
Reinvested dividends	$–	19,295	148	47,226	–	38,291	3,628,428	65,987
Mortality and expense risk charges (note 2)	(641)	(3,192)	(5,860)	(69,978)	(59,439)	(102,292)	(2,207,481)	(75,748)

Net investment income (loss)	(641)	16,103	(5,712)	(22,752)	(59,439)	(64,001)	1,420,947	(9,761)

Proceeds from mutual fund shares sold	3,425	115,228	60,300	1,081,793	649,266	1,738,407	51,547,904	715,991
Cost of mutual fund shares sold	(2,882)	(102,448)	(51,176)	(775,226)	(424,753)	(961,288)	(35,031,124)	(411,057)

Realized gain (loss) on investments	543	12,780	9,124	306,567	224,513	777,119	16,516,780	304,934
Change in unrealized gain (loss) on investments	5,927	(105,430)	58,209	(363,909)	187,300	(1,049,780)	(18,484,012)	(357,821)

Net gain (loss) on investments	6,470	(92,650)	67,333	(57,342)	411,813	(272,661)	(1,967,232)	(52,887)

Reinvested capital gains	–	46,053	–	194,260	–	358,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operation	$5,829	(30,494)	61,621	114,166	352,374	21,476	(546,285)	(62,648)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
Reinvested dividends	$2,221,908	693,925	526,173	96,623	2,219	–	–	7,785,041
Mortality and expense risk charges (note 2)	(611,842)	(1,071,362)	(900,506)	(174,515)	(4,903)	(138,028)	(31,674)	(5,631,750)

Net investment income (loss)	1,610,066	(377,437)	(374,333)	(77,892)	(2,684)	(138,028)	(31,674)	2,153,291

Proceeds from mutual fund shares sold	13,404,963	30,225,708	16,714,538	7,976,090	150,720	4,935,508	610,679	135,503,591
Cost of mutual fund shares sold	(13,811,068)	(17,626,463)	(7,976,338)	(7,435,908)	(130,969)	(4,539,365)	(442,056)	(101,343,874)

Realized gain (loss) on investments	(406,105)	12,599,245	8,738,200	540,182	19,751	396,143	168,623	34,159,717
Change in unrealized gain (loss) on investments	2,640,419	2,644,629	3,186,956	(1,405,711)	(51,868)	1,650,422	158,181	(99,697,993)

Net gain (loss) on investments	2,234,314	15,243,874	11,925,156	(865,529)	(32,117)	2,046,565	326,804	(65,538,276)

Reinvested capital gains	–	–	–	140,936	2,217	–	–	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,844,380	14,866,437	11,550,823	(802,485)	(32,584)	1,908,537	295,130	(23,014,145)

Investment activity:	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
Reinvested dividends	$124,212	–	–	56,102	111,280	2,209	45	–
Mortality and expense risk charges (note 2)	(155,845)	(174,389)	(1,970)	(29,895)	(73,507)	(2,657)	(47,062)	(29,478)

Net investment income (loss)	(31,633)	(174,389)	(1,970)	26,207	37,773	(448)	(47,017)	(29,478)

Proceeds from mutual fund shares sold	1,290,557	31,839,115	8,646	273,327	1,026,359	1,666,820	402,279	546,328
Cost of mutual fund shares sold	(937,828)	(29,917,439)	(6,520)	(179,089)	(607,855)	(1,598,792)	(221,455)	(340,293)

Realized gain (loss) on investments	352,729	1,921,676	2,126	94,238	418,504	68,028	180,824	206,035
Change in unrealized gain (loss) on investments	(1,577,676)	2,241,451	31,435	(325,702)	(1,477,545)	(350,529)	483,689	(293,526)

Net gain (loss) on investments	(1,224,947)	4,163,127	33,561	(231,464)	(1,059,041)	(282,501)	664,513	(87,491)

Reinvested capital gains	709,770	–	–	223,785	630,056	319,189	362,469	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(546,810)	3,988,738	31,591	18,528	(391,212)	36,240	979,965	(116,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
Reinvested dividends	$77,899	140,014	–	210,592	13,198,226	1,888,544	50,439	3,590
Mortality and expense risk charges (note 2)	(76,092)	(119,285)	(7,631)	(629,847)	(9,159,825)	(1,348,114)	(68,068)	(7,799)

Net investment income (loss)	1,807	20,729	(7,631)	(419,255)	4,038,401	540,430	(17,629)	(4,209)

Proceeds from mutual fund shares sold	2,221,196	5,307,598	1,393,564	20,164,214	214,185,860	37,317,647	744,466	15,949
Cost of mutual fund shares sold	(1,260,179)	(3,556,755)	(1,519,203)	(16,811,860)	(184,982,426)	(25,543,281)	(486,279)	(11,954)

Realized gain (loss) on investments	961,017	1,750,843	(125,639)	3,352,354	29,203,434	11,774,366	258,187	3,995
Change in unrealized gain (loss) on investments	152,569	(3,638,075)	(36,668)	(5,558,515)	1,988,057	(5,533,266)	(71,823)	(127,018)

Net gain (loss) on investments	1,113,586	(1,887,232)	(162,307)	(2,206,161)	31,191,491	6,241,100	186,364	(123,023)

Reinvested capital gains	–	2,077,602	177,599	2,261,700	–	–	–	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	$1,115,393	211,099	7,661	(363,716)	35,229,892	6,781,530	168,735	(64,467)

Investment activity:	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
Reinvested dividends	$7,955	7,432	6,201	388,728	17,632	12,343,789	414,452	11,504,620
Mortality and expense risk charges (note 2)	(6,861)	(11,342)	(20,974)	(95,907)	(17,327)	(3,148,301)	(162,764)	(8,950,289)

Net investment income (loss)	1,094	(3,910)	(14,773)	292,821	305	9,195,488	251,688	2,554,331

Proceeds from mutual fund shares sold	29,375	98,876	182,878	2,112,265	1,866,299	51,470,144	1,595,634	189,416,615
Cost of mutual fund shares sold	(14,322)	(81,569)	(107,484)	(2,176,787)	(1,889,391)	(51,846,703)	(1,663,971)	(152,967,975)

Realized gain (loss) on investments	15,053	17,307	75,394	(64,522)	(23,092)	(376,559)	(68,337)	36,448,640
Change in unrealized gain (loss) on investments	(66,734)	(147,651)	23,990	(175,369)	(24,072)	1,071,128	96,063	(84,991,989)

Net gain (loss) on investments	(51,681)	(130,344)	99,384	(239,891)	(47,164)	694,569	27,726	(48,543,349)

Reinvested capital gains	63,897	66,416	–	–	–	–	–	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	$13,310	(67,838)	84,611	52,930	(46,859)	9,890,057	279,414	8,035,684

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
Reinvested dividends	$258,488	2,741,785	22,681	9,738,373	2,634,746	1,778,961	328,108	3,255,399
Mortality and expense risk charges (note 2)	(311,569)	(4,970,508)	(104,483)	(1,903,325)	(214,015)	(647,532)	(207,203)	(1,262,543)

Net investment income (loss)	(53,081)	(2,228,723)	(81,802)	7,835,048	2,420,731	1,131,429	120,905	1,992,856

Proceeds from mutual fund shares sold	2,997,718	116,034,049	1,563,553	123,747,307	30,180,987	17,254,000	1,693,787	32,354,043
Cost of mutual fund shares sold	(1,842,289)	(98,762,479)	(907,568)	(121,236,534)	(30,809,503)	(9,892,288)	(698,813)	(17,696,677)

Realized gain (loss) on investments	1,155,429	17,271,570	655,985	2,510,773	(628,516)	7,361,712	994,974	14,657,366
Change in unrealized gain (loss) on investments	(2,386,753)	80,606,095	629,579	(6,673,122)	(2,270,710)	(3,942,677)	(319,905)	(8,463,553)

Net gain (loss) on investments	(1,231,324)	97,877,665	1,285,564	(4,162,349)	(2,899,226)	3,419,035	675,069	6,193,813

Reinvested capital gains	1,302,143	350,443	3,684	–	–	4,126,563	727,488	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	$17,738	95,999,385	1,207,446	3,672,699	(478,495)	8,677,027	1,523,462	15,412,605

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$6,626,704	148,827	2,573,535	–	256,239	76,323	327,803	17,147
Mortality and expense risk charges (note 2)	(10,037,442)	(368,333)	(813,105)	(640,795)	(471,104)	(287,811)	(509,506)	(54,867)

Net investment income (loss)	(3,410,738)	(219,506)	1,760,430	(640,795)	(214,865)	(211,488)	(181,703)	(37,720)

Proceeds from mutual fund shares sold	193,361,864	2,402,558	17,811,934	19,192,049	8,091,065	1,962,383	27,370,339	446,487
Cost of mutual fund shares sold	(137,723,652)	(1,242,047)	(18,456,167)	(16,312,819)	(7,350,749)	(954,024)	(27,456,364)	(402,000)

Realized gain (loss) on investments.	55,638,212	1,160,511	(644,233)	2,879,230	740,316	1,008,359	(86,025)	44,487
Change in unrealized gain (loss) on investments	(123,508,728)	(3,215,038)	723,507	9,243,801	1,503,027	(278,986)	(2,394,451)	(210,336)

Net gain (loss) on investments	(67,870,516)	(2,054,527)	79,274	12,123,031	2,243,343	729,373	(2,480,476)	(165,849)

Reinvested capital gains	198,370,523	5,088,027	–	–	2,557,199	1,380,394	4,362,170	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	$127,089,269	2,813,994	1,839,704	11,482,236	4,585,677	1,898,279	1,699,991	108,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$40,311	190,472	759	131,744	832	70,314	7,039	260,086
Mortality and expense risk charges (note 2)	(326,358)	(68,302)	(452)	(48,751)	(778)	(25,130)	(4,635)	(176,633)

Net investment income (loss)	(286,047)	122,170	307	82,993	54	45,184	2,404	83,453

Proceeds from mutual fund shares sold	8,481,328	2,855,402	5,948	1,301,678	4,715	421,735	30,203	9,157,657
Cost of mutual fund shares sold	(8,243,857)	(2,631,106)	(5,259)	(1,146,090)	(4,205)	(372,378)	(26,334)	(8,095,763)

Realized gain (loss) on investments	237,471	224,296	689	155,588	510	49,357	3,869	1,061,894
Change in unrealized gain (loss) on investments	7,529,881	(163,826)	555	(116,743)	1,011	(62,754)	(3,817)	1,028,517

Net gain (loss) on investments	7,767,352	60,470	1,244	38,845	1,521	(13,397)	52	2,090,411

Reinvested capital gains	1,805,107	171,937	947	167,824	1,338	111,626	12,384	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	$9,286,412	354,577	2,498	289,662	2,913	143,413	14,840	3,033,557

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$1,962	249,191	555,216	2,131,437	29,822	139,135	723	370,256
Mortality and expense risk charges (note 2)	(1,297)	(136,087)	(267,307)	(709,867)	(19,612)	(235,554)	(464)	(2,624,480)

Net investment income (loss)	665	113,104	287,909	1,421,570	10,210	(96,419)	259	(2,254,224)

Proceeds from mutual fund shares sold	17,660	1,461,383	4,458,670	19,564,477	256,950	9,176,235	21,982	83,181,839
Cost of mutual fund shares sold	(11,237)	(1,263,825)	(4,036,641)	(17,896,327)	(205,959)	(8,713,533)	(17,893)	(43,648,332)

Realized gain (loss) on investments	6,423	197,558	422,029	1,668,150	50,991	462,702	4,089	39,533,507
Change in unrealized gain (loss) on investments	1,933	570,989	1,282,486	(2,690,240)	(125,339)	(3,056,983)	(1,188)	28,781,149

Net gain (loss) on investments	8,356	768,547	1,704,515	(1,022,090)	(74,348)	(2,594,281)	2,901	68,314,656

Reinvested capital gains	4,475	540,392	–	395,282	18,291	1,430,708	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13,496	1,422,043	1,992,424	794,762	(45,847)	(1,259,992)	3,160	66,060,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$60,633	111,192	15,441	738,406	696,906	343,135	1,485,143	230
Mortality and expense risk charges (note 2)	(241,763)	(447,859)	(43,140)	(2,030,769)	(1,902,977)	(443,036)	(651,068)	(3,509)

Net investment income (loss)	(181,130)	(336,667)	(27,699)	(1,292,363)	(1,206,071)	(99,901)	834,075	(3,279)

Proceeds from mutual fund shares sold	6,164,793	13,224,361	1,435,776	41,669,018	51,445,362	15,525,728	22,074,792	42,847
Cost of mutual fund shares sold	(3,515,779)	(11,188,299)	(1,427,729)	(12,531,307)	(20,045,875)	(12,616,956)	(21,925,515)	(33,009)

Realized gain (loss) on investments	2,649,014	2,036,062	8,047	29,137,711	31,399,487	2,908,772	149,277	9,838
Change in unrealized gain (loss) on investments	1,128,863	5,458,414	135,140	10,672,374	8,405,584	(3,597,345)	877,204	18,733

Net gain (loss) on investments	3,777,877	7,494,476	143,187	39,810,085	39,805,071	(688,573)	1,026,481	28,571

Reinvested capital gains	–	–	32,196	–	–	1,730,987	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,596,747	7,157,809	147,684	38,517,722	38,599,000	942,513	1,860,556	25,292

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Reinvested dividends	$–	–	331,144	882,430	2,407,233	679,209	70,982	186,346
Mortality and expense risk charges (note 2)	(58,305)	(27,898)	(527,389)	(450,070)	(359,688)	(306,365)	(21,477)	(381,497)

Net investment income (loss)	(58,305)	(27,898)	(196,245)	432,360	2,047,545	372,844	49,505	(195,151)

Proceeds from mutual fund shares sold	609,451	432,324	7,507,172	5,814,982	9,948,430	6,272,667	1,239,697	5,676,346
Cost of mutual fund shares sold	(365,114)	(287,048)	(6,084,358)	(5,065,041)	(9,751,722)	(5,135,009)	(1,258,777)	(4,846,251)

Realized gain (loss) on investments	244,337	145,276	1,422,814	749,941	196,708	1,137,658	(19,080)	830,095
Change in unrealized gain (loss) on investments	(64,283)	(212,777)	257,937	(36,834)	(1,750,119)	1,367,005	(262,412)	1,970,600

Net gain (loss) on investments	180,054	(67,501)	1,680,751	713,107	(1,553,411)	2,504,663	(281,492)	2,800,695

Reinvested capital gains.	120,578	108,508	664,222	20,716	–	–	–	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	$242,327	13,109	2,148,728	1,166,183	494,134	2,877,507	(231,987)	2,614,645

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
Reinvested dividends	$5,944,043	3,569,539	34,980	899,293	12,056	1,954	829,762	6,458
Mortality and expense risk charges (note 2)	(995,582)	(659,354)	(59,882)	(1,525,582)	(35,694)	(1,009)	(435,108)	(19,527)

Net investment income (loss)	4,948,461	2,910,185	(24,902)	(626,289)	(23,638)	945	394,654	(13,069)

Proceeds from mutual fund shares sold	28,227,909	45,535,292	1,575,876	45,885,359	329,727	10,097	20,641,041	454,262
Cost of mutual fund shares sold	(28,143,129)	(44,832,517)	(692,287)	(30,155,422)	(203,809)	(6,559)	(16,951,063)	(252,432)

Realized gain (loss) on investments	84,780	702,775	883,589	15,729,937	125,918	3,538	3,689,978	201,830
Change in unrealized gain (loss) on investments	(3,186,672)	(2,493,547)	450,855	16,119,031	383,323	(5,576)	(4,768,299)	53,521

Net gain (loss) on investments	(3,101,892)	(1,790,772)	1,334,444	31,848,968	509,241	(2,038)	(1,078,321)	255,351

Reinvested capital gains	–	–	541,784	13,372,601	200,259	15,057	6,370,089	131,528

Net increase (decrease) in contract owners’ equity resulting from operations	$1,846,569	1,119,413	1,851,326	44,595,280	685,862	13,964	5,686,422	373,810

Investment activity:	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$246,841	77,497	90,552	850	313,532	79	15,861	–
Mortality and expense risk charges (note 2)	(699,164)	(224,812)	(255,045)	(356)	(135,437)	(1,280)	(300,895)	(22,752)

Net investment income (loss)	(452,323)	(147,315)	(164,493)	494	178,095	(1,201)	(285,034)	(22,752)

Proceeds from mutual fund shares sold	12,765,278	6,082,244	14,008,311	8,644	8,142,971	8,970	10,243,919	524,882
Cost of mutual fund shares sold	(8,180,642)	(2,346,024)	(9,096,501)	(7,435)	(8,184,163)	(8,287)	(9,445,711)	(429,460)

Realized gain (loss) on investments	4,584,636	3,736,220	4,911,810	1,209	(41,192)	683	798,208	95,422
Change in unrealized gain (loss) on investments	3,640,331	(130,923)	(1,154,698)	(5,539)	(1,585,437)	9,708	1,522,666	261,196

Net gain (loss) on investments	8,224,967	3,605,297	3,757,112	(4,330)	(1,626,629)	10,391	2,320,874	356,618

Reinvested capital gains	4,775,572	–	–	3,540	1,298,784	1,990	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	$12,548,216	3,457,982	3,592,619	(296)	(149,750)	11,180	2,520,858	333,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
Reinvested dividends	$–	20,319,500	594,198	104,372	41,629	83	1,585,730	46,323
Mortality and expense risk charges (note 2)	(175,925)	(5,524,773)	(263,455)	(665,129)	(31,081)	(63)	(924,341)	(40,223)

Net investment income (loss)	(175,925)	14,794,727	330,743	(560,757)	10,548	20	661,389	6,100

Proceeds from mutual fund shares sold	9,470,084	121,011,040	2,265,886	22,010,201	886,521	453	28,925,934	529,058
Cost of mutual fund shares sold	(7,310,008)	(130,163,577)	(2,435,703)	(12,872,657)	(779,318)	(338)	(23,681,186)	(444,543)

Realized gain (loss) on investments	2,160,076	(9,152,537)	(169,817)	9,137,544	107,203	115	5,244,748	84,515
Change in unrealized gain (loss) on investments	371,664	20,496,127	518,902	1,412,357	(92,487)	(396)	(9,243,878)	(222,087)

Net gain (loss) on investments	2,531,740	11,343,590	349,085	10,549,901	14,716	(281)	(3,999,130)	(137,572)

Reinvested capital gains	–	–	–	–	5,820	339	5,392,480	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,815	26,138,317	679,828	9,989,144	31,084	78	2,054,739	28,560

Investment activity:	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
Reinvested dividends	$1,718,679	3,135,626	12,672,728	6,366,234	5,050,854	2,541,707	–	3,671,865
Mortality and expense risk charges (note 2)	(1,190,000)	(1,189,483)	(6,383,841)	(3,856,632)	(2,223,945)	(1,414,078)	(947,323)	(3,338,246)

Net investment income (loss)	528,679	1,946,143	6,288,887	2,509,602	2,826,909	1,127,629	(947,323)	333,619

Proceeds from mutual fund shares sold	22,383,076	32,732,018	81,151,252	67,191,524	35,370,284	30,059,569	20,485,511	85,411,836
Cost of mutual fund shares sold	(17,150,488)	(32,019,165)	(58,183,044)	(44,530,331)	(30,119,025)	(26,397,223)	(12,743,381)	(48,363,254)

Realized gain (loss) on investments	5,232,588	712,853	22,968,208	22,661,193	5,251,259	3,662,346	7,742,130	37,048,582
Change in unrealized gain (loss) on investments	(4,384,138)	(1,154,118)	(16,201,475)	(16,765,734)	(4,965,806)	(3,740,415)	(642,339)	(26,131,509)

Net gain (loss) on investments	848,450	(441,265)	6,766,733	5,895,459	285,453	(78,069)	7,099,791	10,917,073

Reinvested capital gains	2,869,673	2,137,385	7,526,584	5,502,011	4,415,215	3,289,990	–	7,824,153

Net increase (decrease) in contract owners’ equity resulting from operations	$4,246,802	3,642,263	20,582,204	13,907,072	7,527,577	4,339,550	6,152,468	19,074,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
Reinvested dividends	$27,296,691	–	–	3,397,934	28,943	244,440	–	3,271,926
Mortality and expense risk charges (note 2)	(7,022,313)	(898,552)	(23,927)	(3,839,420)	(56,295)	(3,529,666)	(99,773)	(3,538,558)

Net investment income (loss)	20,274,378	(898,552)	(23,927)	(441,486)	(27,352)	(3,285,226)	(99,773)	(266,632)

Proceeds from mutual fund shares sold	428,979,427	33,391,212	320,872	97,877,658	829,444	88,008,730	887,703	87,284,544
Cost of mutual fund shares sold	(428,979,427)	(25,229,216)	(201,112)	(69,507,409)	(568,741)	(56,062,922)	(557,103)	(73,967,615)

Realized gain (loss) on investments	–	8,161,996	119,760	28,370,249	260,703	31,945,808	330,600	13,316,929
Change in unrealized gain (loss) on investments	–	(1,015,805)	(3,967)	(86,190,696)	(886,443)	(62,880,047)	(940,028)	(5,224,104)

Net gain (loss) on investments	–	7,146,191	115,793	(57,820,447)	(625,740)	(30,934,239)	(609,428)	8,092,825

Reinvested capital gains	–	–	–	36,827,953	393,171	39,992,698	732,961	15,331,331

Net increase (decrease) in contract owners’ equity resulting from operations	$20,274,378	6,247,639	91,866	(21,433,980)	(259,921)	5,773,233	23,760	23,157,524

Investment activity:	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
Reinvested dividends	$14,542	43	179,908	–	–	1,439,494	5,616,923	–
Mortality and expense risk charges (note 2)	(36,164)	(51)	(229,794)	(5,678)	(250,759)	(1,056,973)	(1,740,950)	(33,510)

Net investment income (loss)	(21,622)	(8)	(49,886)	(5,678)	(250,759)	382,521	3,875,973	(33,510)

Proceeds from mutual fund shares sold	928,885	452	12,301,019	154,664	10,126,092	24,083,791	37,989,275	2,608,414
Cost of mutual fund shares sold	(535,135)	(385)	(12,021,844)	(147,718)	(9,520,241)	(18,364,568)	(35,348,820)	(2,417,657)

Realized gain (loss) on investments	393,750	67	279,175	6,946	605,851	5,719,223	2,640,455	190,757
Change in unrealized gain (loss) on investments	(327,029)	(259)	(1,006,313)	71,502	3,420,371	(11,385,657)	(1,824,280)	(275,464)

Net gain (loss) on investments	66,721	(192)	(727,138)	78,448	4,026,222	(5,666,434)	816,175	(84,707)

Reinvested capital gains	80,403	587	2,477,702	–	–	3,329,273	7,186	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	$125,502	387	1,700,678	72,770	3,775,463	(1,954,640)	4,699,334	(92,697)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
Reinvested dividends	$232,876	215,386	–	863,880	24,827	15,784	638	820,882
Mortality and expense risk charges (note 2)	(1,068,330)	(137,364)	(2,041,586)	(1,694,204)	(73,573)	(198,840)	(119,064)	(4,141,732)

Net investment income (loss)	(835,454)	78,022	(2,041,586)	(830,324)	(48,746)	(183,056)	(118,426)	(3,320,850)

Proceeds from mutual fund shares sold	23,275,934	3,401,456	55,356,492	53,151,906	6,274,978	3,659,133	948,458	91,920,944
Cost of mutual fund shares sold	(12,198,192)	(2,801,914)	(26,301,436)	(34,214,574)	(5,707,744)	(3,127,787)	(584,878)	(68,625,808)

Realized gain (loss) on investments	11,077,742	599,542	29,055,056	18,937,332	567,234	531,346	363,580	23,295,136
Change in unrealized gain (loss) on investments	(4,644,578)	(1,537,487)	6,324,263	(20,218,940)	(696,613)	483,657	469,333	22,322,044

Net gain (loss) on investments	6,433,164	(937,945)	35,379,319	(1,281,608)	(129,379)	1,015,003	832,913	45,617,180

Reinvested capital gains	–	768,457	–	13,518,440	161,041	59,366	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,597,710	(91,466)	33,337,733	11,406,508	(17,084)	891,313	714,487	42,296,330

Investment activity:	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
Reinvested dividends	$3,106,295	2,404,060	79,567	–	181,247	14,398	28,614	344
Mortality and expense risk charges (note 2)	(2,766,654)	(2,158,558)	(127,210)	(12,462)	(28,475)	(2,098)	(131,807)	(2,677)

Net investment income (loss)	339,641	245,502	(47,643)	(12,462)	152,772	12,300	(103,193)	(2,333)

Proceeds from mutual fund shares sold	50,074,820	38,682,862	916,737	767,241	3,248,360	89,794	5,145,459	24,736
Cost of mutual fund shares sold	(28,247,333)	(17,610,670)	(437,181)	(787,947)	(3,238,007)	(95,112)	(4,580,460)	(17,624)

Realized gain (loss) on investments	21,827,487	21,072,192	479,556	(20,706)	10,353	(5,318)	564,999	7,112
Change in unrealized gain (loss) on investments	(21,611,082)	(20,856,397)	(482,044)	(37,536)	(147,534)	(10,954)	(1,360,991)	(16,502)

Net gain (loss) on investments	216,405	215,795	(2,488)	(58,242)	(137,181)	(16,272)	(795,992)	(9,390)

Reinvested capital gains	11,309,263	8,738,887	332,750	–	–	–	305,134	7,442

Net increase (decrease) in contract owners’ equity resulting from operations	$11,865,309	9,200,184	282,619	(70,704)	15,591	(3,972)	(594,051)	(4,281)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
Reinvested dividends	$3,251,506	75,280	–	200,445	30,772	16,757	412	6,882
Mortality and expense risk charges (note 2)	(3,755,815)	(162,095)	(1,870,510)	(108,796)	(6,939)	(3,720)	(411)	(3,785)

Net investment income (loss)	(504,309)	(86,815)	(1,870,510)	91,649	23,833	13,037	1	3,097

Proceeds from mutual fund shares sold	76,644,369	1,194,789	47,327,429	804,064	771,041	185,690	8,660	73,463
Cost of mutual fund shares sold	(58,940,953)	(740,966)	(28,045,452)	(691,935)	(777,067)	(183,379)	(6,671)	(66,309)

Realized gain (loss) on investments	17,703,416	453,823	19,281,977	112,129	(6,026)	2,311	1,989	7,154
Change in unrealized gain (loss) on investments	(5,699,597)	(152,918)	(8,471,023)	241,735	37,674	13,637	(8,685)	(53,353)

Net gain (loss) on investments	12,003,819	300,905	10,810,954	353,864	31,648	15,948	(6,696)	(46,199)

Reinvested capital gains	–	–	–	–	1,346	–	4,735	39,215

Net increase (decrease) in contract owners’ equity resulting from operations	$11,499,510	214,090	8,940,444	445,513	56,827	28,985	(1,960)	(3,887)

Investment activity:	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
Reinvested dividends	$–	–	–	–	–	–	–	–
Mortality and expense risk charges (note 2)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Net investment income (loss)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Proceeds from mutual fund shares sold	51,497	34,994	68,183	109,552	431,387	24,259	269,236	958
Cost of mutual fund shares sold	(41,641)	(33,723)	(62,426)	(91,514)	(395,825)	(19,779)	(239,367)	(799)

Realized gain (loss) on investments	9,856	1,271	5,757	18,038	35,562	4,480	29,869	159
Change in unrealized gain (loss) on investments	3,230	(8,246)	(4,569)	(13,238)	(23,113)	16,405	(67,141)	(60)

Net gain (loss) on investments	13,086	(6,975)	1,188	4,800	12,449	20,885	(37,272)	99

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,276	(7,644)	(377)	1,980	7,116	16,498	(49,097)	85

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$–	19,234	346,557	206,531	490,020	601	180,897	205,021
Mortality and expense risk charges (note 2)	(71)	(217,416)	(272,445)	(62,720)	(1,001,008)	(3,841)	(499,832)	(494,246)

Net investment income (loss)	(71)	(198,182)	74,112	143,811	(510,988)	(3,240)	(318,935)	(289,225)

Proceeds from mutual fund shares sold	7,717	6,796,145	6,629,700	2,073,212	23,979,881	38,767	18,709,781	15,872,259
Cost of mutual fund shares sold	(6,904)	(5,636,221)	(5,804,946)	(2,045,929)	(21,351,074)	(30,444)	(13,954,961)	(7,503,155)

Realized gain (loss) on investments	813	1,159,924	824,754	27,283	2,628,807	8,323	4,754,820	8,369,104
Change in unrealized gain (loss) on investments	(1,017)	1,060,069	(2,124,100)	37,028	3,695,392	6,409	1,073,929	(2,732,347)

Net gain (loss) on investments	(204)	2,219,993	(1,299,346)	64,311	6,324,199	14,732	5,828,749	5,636,757

Reinvested capital gains	–	–	1,402,463	–	–	–	7,145,439	8,098,344

Net increase (decrease) in contract owners’ equity resulting from operations	$(275)	2,021,811	177,229	208,122	5,813,211	11,492	12,655,253	13,445,876

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
Reinvested dividends	$58,615	38,403	310,470	–	325,671	38,314	1,787,009	–
Mortality and expense risk charges (note 2)	(610,827)	(325,920)	(359,301)	(49,034)	(99,170)	(19,225)	(303,798)	(348,499)

Net investment income (loss)	(552,212)	(287,517)	(48,831)	(49,034)	226,501	19,089	1,483,211	(348,499)

Proceeds from mutual fund shares sold	19,822,063	10,084,706	3,061,451	556,611	2,241,177	203,601	8,513,668	14,783,366
Cost of mutual fund shares sold	(15,432,815)	(4,606,111)	(1,932,821)	(340,484)	(2,186,689)	(203,783)	(8,814,126)	(10,850,430)

Realized gain (loss) on investments	4,389,248	5,478,595	1,128,630	216,127	54,488	(182)	(300,458)	3,932,936
Change in unrealized gain (loss) on investments	8,692,406	1,678,174	(2,196,928)	185,542	58,059	13,179	(665,909)	193,931

Net gain (loss) on investments	13,081,654	7,156,769	(1,068,298)	401,669	112,547	12,997	(966,367)	4,126,867

Reinvested capital gains	5,718,183	3,746,441	430,843	–	–	–	763,543	1,274,971

Net increase (decrease) in contract owners’ equity resulting from operations	$18,247,625	10,615,693	(686,286)	352,635	339,048	32,086	1,280,387	5,053,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
Reinvested dividends	$3,525,077	98,342	1,888,699	1,322,028	4,693,115	1,566,881	358,021	32,568
Mortality and expense risk charges (note 2)	(4,005,902)	(206,257)	(3,638,883)	(1,270,295)	(1,374,936)	(3,437,222)	(493,193)	(65,990)

Net investment income (loss)	(480,825)	(107,915)	(1,750,184)	51,733	3,318,179	(1,870,341)	(135,172)	(33,422)

Proceeds from mutual fund shares sold	150,642,062	4,113,551	14,591,930	12,095,281	8,891,087	36,432,767	1,684,183	402,342
Cost of mutual fund shares sold	(76,787,425)	(3,093,126)	(9,332,664)	(8,950,814)	(9,094,335)	(28,746,326)	(1,096,268)	(343,633)

Realized gain (loss) on investments	73,854,637	1,020,425	5,259,266	3,144,467	(203,248)	7,686,441	587,915	58,709
Change in unrealized gain (loss) on investments	(152,134,697)	(826,978)	83,813,774	8,076,334	1,758,736	2,167,297	4,510,087	2,095,711

Net gain (loss) on investments	(78,280,060)	193,447	89,073,040	11,220,801	1,555,488	9,853,738	5,098,002	2,154,420

Reinvested capital gains	27,528,039	1,202,247	14,731,001	1,795	–	22,981,411	322,208	29,226

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,232,846)	1,287,779	102,053,857	11,274,329	4,873,667	30,964,808	5,285,038	2,150,224

Investment activity:	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
Reinvested dividends	$14,357	3,091	6,410,274	476,632	630,174	896,196	–	2,923
Mortality and expense risk charges (note 2)	(746,847)	(3,619,875)	(1,097,250)	(1,076,133)	(516,945)	(275,698)	(86,777)	(192,725)

Net investment income (loss)	(732,490)	(3,616,784)	5,313,024	(599,501)	113,229	620,498	(86,777)	(189,802)

Proceeds from mutual fund shares sold	3,018,777	41,860,782	7,259,633	6,902,354	5,015,013	38,333,112	1,603,155	1,190,771
Cost of mutual fund shares sold	(1,768,791)	(30,584,638)	(7,060,667)	(3,975,645)	(3,599,229)	(39,414,746)	(1,069,711)	(921,832)

Realized gain (loss) on investments	1,249,986	11,276,144	198,966	2,926,709	1,415,784	(1,081,634)	533,444	268,939
Change in unrealized gain (loss) on investments	14,000,634	45,858,613	(3,385,854)	10,110,684	(1,937,952)	1,110,733	(135,320)	959,096

Net gain (loss) on investments	15,250,620	57,134,757	(3,186,888)	13,037,393	(522,168)	29,099	398,124	1,228,035

Reinvested capital gains	5,064,463	6,725,125	–	2,224,092	3,592,027	–	–	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	$19,582,593	60,243,098	2,126,136	14,661,984	3,183,088	649,597	311,347	1,440,601

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
Reinvested dividends	$1,646,952	307,717	122,564	–	–	648	1,148,259	1,018,495
Mortality and expense risk charges (note 2)	(497,116)	(122,308)	(357,291)	(1,703,395)	(1,739,372)	(177,147)	(1,688,836)	(2,145,509)

Net investment income (loss)	1,149,836	185,409	(234,727)	(1,703,395)	(1,739,372)	(176,499)	(540,577)	(1,127,014)

Proceeds from mutual fund shares sold	17,010,586	1,739,052	7,451,909	14,158,713	19,236,052	2,630,606	17,988,142	44,331,180
Cost of mutual fund shares sold	(17,010,586)	(1,772,946)	(5,640,941)	(8,182,262)	(13,163,429)	(2,690,353)	(13,027,920)	(34,266,284)

Realized gain (loss) on investments	–	(33,894)	1,810,968	5,976,451	6,072,623	(59,747)	4,960,222	10,064,896
Change in unrealized gain (loss) on investments	–	34,819	(7,086,843)	(3,045,846)	(1,757,309)	(1,042,471)	(10,610,895)	(22,749,873)

Net gain (loss) on investments	–	925	(5,275,875)	2,930,605	4,315,314	(1,102,218)	(5,650,673)	(12,684,977)

Reinvested capital gains	–	–	864,218	25,247,198	12,468,603	574,769	7,415,435	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	$1,149,836	186,334	(4,646,384)	26,474,408	15,044,545	(703,948)	1,224,185	10,055,531

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,006,581	73,745,372	9,673	4,658	(130,016)	(145,234)	–	(1,578)
Realized gain (loss) on investments	961,343,862	526,212,018	49,145	6,786	1,640,721	393,132	–	68,701
Change in unrealized gain (loss) on investments	(513,187,435)	642,457,172	(47,842)	53,631	(2,009,263)	307,272	–	(85,904)
Reinvested capital gains	721,563,167	478,254,937	–	–	517,364	413,918	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	1,238,726,175	1,720,669,499	10,976	65,075	18,806	969,088	–	(18,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	395,145,800	425,785,056	8,701	4,040	245,091	263,575	–	9,168
Transfers between funds	–	–	(47,393)	9,321	10,276	992,246	–	(450,043)
Redemptions (note 3)	(2,791,617,541)	(2,269,980,325)	(137,619)	(66,862)	(1,448,681)	(543,955)	–	(13,601)
Annuity benefits	(7,216,159)	(5,952,411)	–	–	(26,716)	(20,640)	–	–
Annual contract maintenance charges (note 2)	(324,947)	(345,291)	–	–	(17)	(1)	–	–
Contingent deferred sales charges (note 2)	(14,192,307)	(20,516,578)	(2,203)	(1,345)	(26,967)	(5,733)	–	(163)
Adjustments to maintain reserves	(28,163)	1,697,555	19	(31)	(11,894)	(1,615)	–	(23)

Net equity transactions	(2,418,233,317)	(1,869,311,994)	(178,495)	(54,877)	(1,258,908)	683,877	–	(454,662)

Net change in contract owners’ equity	(1,179,507,142)	(148,642,495)	(167,519)	10,198	(1,240,102)	1,652,965	–	(473,443)
Contract owners’ equity beginning of period	15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

Contract owners’ equity end of period	$14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	–	–

CHANGES IN UNITS:
Beginning units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

Units purchased	338,899,951	258,346,988	795	1,789	242,220	159,039	–	928
Units redeemed	(473,121,278)	(384,674,852)	(15,995)	(6,832)	(341,647)	(94,097)	–	(50,764)

Ending units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,319)	(2,205)	(31,664)	(28,290)	(64,839)	(17,016)	(1,498)	(2,758)
Realized gain (loss) on investments	15,770	6,846	352,150	192,198	376,429	62,675	17,878	13,422
Change in unrealized gain (loss) on investments	4,302	3,864	(163,703)	(96,748)	(608,369)	70,252	21,571	43,720
Reinvested capital gains	–	–	–	–	353,722	48,671	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,753	8,505	156,783	67,160	56,943	164,582	37,951	54,384

Equity transactions:
Purchase payments received from contract owners (note 3)	8,683	17,205	128,418	25,841	131,910	85,956	26,897	1,266
Transfers between funds	10,090	(405)	252,625	381,134	1,987,994	2,405,181	(140)	428,034
Redemptions (note 3)	(34,332)	(17,661)	(280,971)	(193,385)	(861,091)	(96,864)	(41,931)	(25,180)
Annuity benefits	–	–	(6,240)	(1,416)	(12,749)	(10,135)	–	–
Annual contract maintenance charges (note 2)	–	–	(9)	–	(37)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,063)	(578)	(4,574)	(1,345)	(3,851)	(2,611)	(8)	(347)
Adjustments to maintain reserves	(43)	1	2	(107)	75	(934)	(29)	3

Net equity transactions	(16,665)	(1,438)	89,251	210,722	1,242,251	2,380,589	(15,211)	403,776

Net change in contract owners’ equity	1,088	7,067	246,034	277,882	1,299,194	2,545,171	22,740	458,160
Contract owners’ equity beginning of period	189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

Contract owners’ equity end of period	$190,381	189,293	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844

CHANGES IN UNITS:
Beginning units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

Units purchased	1,600	1,582	120,159	74,963	973,099	293,021	1,888	36,428
Units redeemed	(3,032)	(1,828)	(115,767)	(52,649)	(869,723)	(70,029)	(3,187)	(3,080)

Ending units	14,793	16,225	161,870	157,478	344,231	240,855	45,118	46,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCoreEq2		AIMGlobHlth		AIMGlobRE		AIMLrgCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(17,825)	(12,211)	(641)	(177)	16,103	736	(5,712)	(2,403)
Realized gain (loss) on investments	43,117	1,516	543	17	12,780	1,046	9,124	1,875
Change in unrealized gain (loss) on investments	80,598	142,296	5,927	2,197	(105,430)	9,252	58,209	46,849
Reinvested capital gains	–	–	–	–	46,053	3,632	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	105,890	131,601	5,829	2,037	(30,494)	14,666	61,621	46,321

Equity transactions:
Purchase payments received from contract owners (note 3)	2,009	1,655	15,137	2,223	35,703	2,498	29,694	7,385
Transfers between funds	(65,862)	1,780,145	7,426	43,693	456,882	97,087	54,096	416,309
Redemptions (note 3)	(211,234)	(45,877)	(1,896)	(1,548)	(72,204)	(2,549)	(58,160)	(15,327)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(25)	(6)	(69)	(5)	–	–
Contingent deferred sales charges (note 2)	(1,725)	(147)	–	–	(587)	–	(171)	(262)
Adjustments to maintain reserves	(129)	(66)	(8)	2	(6,044)	(43)	4	(34)

Net equity transactions	(276,941)	1,735,710	20,634	44,364	413,681	96,988	25,463	408,071

Net change in contract owners’ equity	(171,051)	1,867,311	26,463	46,401	383,187	111,654	87,084	454,392
Contract owners’ equity beginning of period	1,867,311	–	46,401	–	111,654	–	454,392	–

Contract owners’ equity end of period	$1,696,260	1,867,311	72,864	46,401	494,841	111,654	541,476	454,392

CHANGES IN UNITS:
Beginning units	173,478	–	4,361	–	8,689	–	44,482	–

Units purchased	2,230	178,480	2,104	5,202	53,121	10,128	7,351	49,661
Units redeemed	(26,823)	(5,002)	(274)	(841)	(20,615)	(1,439)	(5,444)	(5,179)

Ending units	148,885	173,478	6,191	4,361	41,195	8,689	46,389	44,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMPreEq		AIMPreEq2		AlVGrIncB		AlVLrgCpGrB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	2,634	–	1,972	(22,752)	(25,802)	(59,439)	(64,190)
Realized gain (loss) on investments	–	111,387	–	427,405	306,567	310,615	224,513	452,847
Change in unrealized gain (loss) on investments	–	(92,131)	–	(346,393)	(363,909)	48,824	187,300	(484,779)
Reinvested capital gains	–	–	–	–	194,260	218,749	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	21,890	–	82,984	114,166	552,386	352,374	(96,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	571	–	–	21,858	23,803	8,400	32,258
Transfers between funds	–	(439,064)	–	(1,751,648)	(612,926)	(390,832)	(330,579)	(430,615)
Redemptions (note 3)	–	(16,020)	–	(68,429)	(268,158)	(341,071)	(221,057)	(210,602)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(51)	–	(515)	(3,446)	(2,538)	(1,906)	(4,142)
Adjustments to maintain reserves	–	(11)	–	(44)	(1,382)	(296)	(96)	(220)

Net equity transactions	–	(454,575)	–	(1,820,636)	(864,054)	(710,934)	(545,238)	(613,321)

Net change in contract owners’ equity	–	(432,685)	–	(1,737,652)	(749,888)	(158,548)	(192,864)	(709,443)
Contract owners’ equity beginning of period	–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

Contract owners’ equity end of period	$–	–	–	–	3,355,423	4,105,311	3,233,536	3,426,400

CHANGES IN UNITS:
Beginning units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

Units purchased	–	88	–	290	12,418	16,135	5,585	53,892
Units redeemed	–	(46,487)	–	(172,826)	(76,630)	(78,232)	(53,268)	(108,672)

Ending units	–	–	–	–	246,507	310,719	261,646	309,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,001)	(95,863)	1,420,947	1,526,187	(9,761)	(10,104)	1,610,066	1,248,481
Realized gain (loss) on investments	777,119	335,267	16,516,780	10,040,064	304,934	503,255	(406,105)	(478,258)
Change in unrealized gain (loss) on investments	(1,049,780)	28,442	(18,484,012)	18,406,291	(357,821)	55,061	2,640,419	(626,441)
Reinvested capital gains	358,138	408,442	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,476	676,288	(546,285)	29,972,542	(62,648)	548,212	3,844,380	143,782

Equity transactions:
Purchase payments received from contract owners (note 3)	81,278	211,451	2,781,657	3,930,631	42,534	43,906	1,470,804	1,654,651
Transfers between funds	(435,016)	(162,705)	(13,558,504)	(14,016,892)	(189,631)	(916,386)	3,189,944	(10,026,103)
Redemptions (note 3)	(977,617)	(411,496)	(37,768,191)	(38,083,882)	(345,540)	(446,407)	(7,126,153)	(7,976,946)
Annuity benefits	(2,267)	(475)	(54,214)	(66,881)	(449)	(553)	(105,876)	(93,137)
Annual contract maintenance charges (note 2)	–	–	(6,106)	(7,301)	–	–	(399)	(491)
Contingent deferred sales charges (note 2)	(20,047)	(6,010)	(120,484)	(280,828)	(6,191)	(4,569)	(25,066)	(45,492)
Adjustments to maintain reserves	592	(344)	1,247	4,884	(603)	(1,994)	(4,920)	7,124

Net equity transactions	(1,353,077)	(369,579)	(48,724,595)	(48,520,269)	(499,880)	(1,326,003)	(2,601,666)	(16,480,394)

Net change in contract owners’ equity	(1,331,601)	306,709	(49,270,880)	(18,547,727)	(562,528)	(777,791)	1,242,714	(16,336,612)
Contract owners’ equity beginning of period	6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

Contract owners’ equity end of period	$4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673	53,599,707	52,356,993

CHANGES IN UNITS:
Beginning units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

Units purchased	23,414	33,709	1,578,485	1,003,013	12,489	7,485	2,021,986	1,535,566
Units redeemed	(109,126)	(58,427)	(4,584,943)	(4,312,877)	(48,001)	(116,848)	(2,297,922)	(3,084,510)

Ending units	301,006	386,718	9,788,983	12,795,441	265,462	300,974	4,431,444	4,707,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPInt3		ACVPMdCpV		ACVPMdCpV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(377,437)	551,579	(374,333)	326,704	(77,892)	19,431	(2,684)	(642)
Realized gain (loss) on investments	12,599,245	7,064,246	8,738,200	5,732,632	540,182	107,672	19,751	1,276
Change in unrealized gain (loss) on investments	2,644,629	13,873,990	3,186,956	9,004,295	(1,405,711)	310,701	(51,868)	10,490
Reinvested capital gains	–	–	–	–	140,936	199,903	2,217	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	14,866,437	21,489,815	11,550,823	15,063,631	(802,485)	637,707	(32,584)	14,636

Equity transactions:
Purchase payments received from contract owners (note 3)	413,357	398,145	1,699,054	2,466,511	675,795	131,830	269,753	57,139
Transfers between funds	(5,908,576)	(6,984,646)	(1,497,672)	(3,730,516)	7,281,059	7,528,491	109,069	–
Redemptions (note 3)	(23,413,266)	(17,544,028)	(12,077,479)	(8,887,072)	(2,183,440)	(116,336)	(20,335)	(8,219)
Annuity benefits	(24,185)	(25,371)	(2,197)	(1,763)	–	–	(25,157)	(1,098)
Annual contract maintenance charges (note 2)	(2,569)	(2,698)	(896)	(1,220)	(298)	(28)	–	–
Contingent deferred sales charges (note 2)	(47,296)	(116,764)	(58,094)	(77,868)	(12,065)	(364)	(677)	–
Adjustments to maintain reserves	2,616	16,379	2,689	12,112	(42)	306	350	9

Net equity transactions	(28,979,919)	(24,258,983)	(11,934,595)	(10,219,816)	5,761,009	7,543,899	333,003	47,831

Net change in contract owners’ equity	(14,113,482)	(2,769,168)	(383,772)	4,843,815	4,958,524	8,181,606	300,419	62,467
Contract owners’ equity beginning of period	101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

Contract owners’ equity end of period	$87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606	416,040	115,621

CHANGES IN UNITS:
Beginning units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

Units purchased	680,755	17,098	990,345	833,973	1,534,504	1,013,620	26,452	4,564
Units redeemed	(2,293,973)	(1,648,610)	(1,699,412)	(1,573,299)	(1,060,532)	(303,345)	(2,561)	(561)

Ending units	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275	32,641	8,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(138,028)	(186,183)	(31,674)	(38,118)	2,153,291	917,098	(31,633)	(46,431)
Realized gain (loss) on investments	396,143	919,395	168,623	319,436	34,159,717	9,594,716	352,729	586,226
Change in unrealized gain (loss) on investments	1,650,422	(1,537,533)	158,181	(399,437)	(99,697,993)	23,597,928	(1,577,676)	(23,610)
Reinvested capital gains	–	–	–	–	40,370,840	44,359,944	709,770	739,532

Net increase (decrease) in contract owners’ equity resulting from operations	1,908,537	(804,321)	295,130	(118,119)	(23,014,145)	78,469,686	(546,810)	1,255,717

Equity transactions:
Purchase payments received from contract owners (note 3)	477,874	407,933	24	11,260	8,713,861	10,091,631	116,466	116,853
Transfers between funds	4,932,437	(7,246,980)	(41,450)	(800,632)	(54,325,120)	(14,170,009)	(153,734)	(911,941)
Redemptions (note 3)	(1,963,103)	(2,083,407)	(328,100)	(184,153)	(79,379,249)	(70,101,076)	(801,363)	(751,897)
Annuity benefits	(14,327)	(14,078)	–	–	(133,655)	(141,919)	–	–
Annual contract maintenance charges (note 2)	(438)	(484)	–	–	(7,110)	(7,879)	–	–
Contingent deferred sales charges (note 2)	(19,141)	(23,320)	(5,868)	(3,643)	(476,095)	(665,990)	(12,426)	(12,455)
Adjustments to maintain reserves	(363)	(399)	(82)	(252)	(33,430)	55,482	(154)	(451)

Net equity transactions	3,412,939	(8,960,735)	(375,476)	(977,420)	(125,640,798)	(74,939,760)	(851,211)	(1,559,891)

Net change in contract owners’ equity	5,321,476	(9,765,056)	(80,346)	(1,095,539)	(148,654,943)	3,529,926	(1,398,021)	(304,174)
Contract owners’ equity beginning of period	12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

Contract owners’ equity end of period	$17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138	7,328,653	8,726,674

CHANGES IN UNITS:
Beginning units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

Units purchased	861,933	429,844	17,917	13,831	3,443,763	3,676,423	29,771	58,372
Units redeemed	(615,185)	(1,271,931)	(54,062)	(107,171)	(9,299,017)	(7,687,870)	(87,620)	(179,316)

Ending units	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492	539,862	597,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(174,389)	(2,559)	(1,970)	(311)	26,207	(6,227)	37,773	3,758
Realized gain (loss) on investments	1,921,676	(6,208)	2,126	60	94,238	48,471	418,504	100,649
Change in unrealized gain (loss) on investments	2,241,451	30,150	31,435	956	(325,702)	166,576	(1,477,545)	654,268
Reinvested capital gains	–	–	–	52	223,785	64,751	630,056	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,988,738	21,383	31,591	757	18,528	273,571	(391,212)	758,675

Equity transactions:
Purchase payments received from contract owners (note 3)	280,469	29,878	351,617	2,250	71,816	66,700	38,330	79,616
Transfers between funds	29,178,951	441,855	67,507	–	(13)	(11,647)	1,472,929	(17,316)
Redemptions (note 3)	(2,401,725)	(27,573)	(2,154)	(230)	(265,561)	(134,522)	(554,545)	(255,001)
Annuity benefits	–	–	(4,718)	(1,110)	–	–	–	–
Annual contract maintenance charges (note 2)	(50)	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,420)	(25)	–	–	(1,548)	(1,292)	(8,582)	(4,719)
Adjustments to maintain reserves	(303)	9	129	50	(61)	(136)	(10,640)	(8)

Net equity transactions	27,049,922	444,144	412,381	960	(195,367)	(80,897)	937,492	(197,428)

Net change in contract owners’ equity	31,038,660	465,527	443,972	1,717	(176,839)	192,674	546,280	561,247
Contract owners’ equity beginning of period	465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

Contract owners’ equity end of period	$31,504,187	465,527	460,497	16,525	1,993,781	2,170,620	5,067,332	4,521,052

CHANGES IN UNITS:
Beginning units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

Units purchased	5,894,147	85,222	26,598	79	5,279	5,473	121,136	8,057
Units redeemed	(3,653,658)	(38,398)	(423)	(21)	(19,766)	(12,215)	(53,069)	(23,977)

Ending units	2,287,313	46,824	27,543	1,368	152,662	167,149	393,076	325,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BBTLgCapGr		BBTMdCapGr		CSTGlobSmCp		CSTIntFoc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(448)	(14,989)	(47,017)	(29,711)	(29,478)	(33,792)	1,807	(1,620)
Realized gain (loss) on investments	68,028	37,884	180,824	98,818	206,035	351,098	961,017	652,408
Change in unrealized gain (loss) on investments	(350,529)	13,427	483,689	(188,993)	(293,526)	57,458	152,569	661,797
Reinvested capital gains	319,189	4,358	362,469	182,048	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,240	40,680	979,965	62,162	(116,969)	374,764	1,115,393	1,312,585

Equity transactions:
Purchase payments received from contract owners (note 3)	1,276	44,290	55,772	69,463	12,923	15,873	16,865	10,585
Transfers between funds	(1,611,457)	(32,259)	(97,330)	(8,330)	(140,860)	(188,610)	(356,442)	(206,324)
Redemptions (note 3)	(52,212)	(119,008)	(241,113)	(205,804)	(383,420)	(834,836)	(1,763,013)	(1,782,662)
Annuity benefits	–	–	–	–	–	–	(3,686)	(2,916)
Annual contract maintenance charges (note 2)	–	–	–	–	(47)	(58)	(51)	(64)
Contingent deferred sales charges (note 2)	(1,677)	(2,646)	(3,036)	(3,559)	(226)	(830)	(517)	(2,092)
Adjustments to maintain reserves.	269	(136)	(40)	127	(52)	(179)	221	(142)

Net equity transactions	(1,663,801)	(109,759)	(285,747)	(148,103)	(511,682)	(1,008,640)	(2,106,623)	(1,983,615)

Net change in contract owners’ equity	(1,627,561)	(69,079)	694,218	(85,941)	(628,651)	(633,876)	(991,230)	(671,030)
Contract owners’ equity beginning of period	1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

Contract owners’ equity end of period	$–	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525	6,863,280	7,854,510

CHANGES IN UNITS:
Beginning units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

Units purchased	160	5,373	6,329	4,825	659	2,395	2,709	540
Units redeemed	(170,195)	(17,255)	(23,719)	(14,633)	(36,425)	(80,389)	(140,288)	(156,403)

Ending units	–	170,035	194,644	212,034	189,766	225,532	429,076	566,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTLCapV		DryIPELead		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,729	(20,270)	(7,631)	(27,090)	(419,255)	(511,261)	4,038,401	4,077,888
Realized gain (loss) on investments	1,750,843	721,903	(125,639)	118,097	3,352,354	6,760,578	29,203,434	(24,506,830)
Change in unrealized gain (loss) on investments	(3,638,075)	1,563,021	(36,668)	(230,119)	(5,558,515)	(856,674)	1,988,057	135,270,460
Reinvested capital gains	2,077,602	–	177,599	221,791	2,261,700	1,579,129	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	211,099	2,264,654	7,661	82,679	(363,716)	6,971,772	35,229,892	114,841,518

Equity transactions:
Purchase payments received from contract owners (note 3)	181,343	121,770	2,915	38,885	1,237,365	2,140,827	16,832,892	20,909,493
Transfers between funds	(939,372)	(41,587)	(1,336,257)	(137,208)	(8,092,633)	(5,457,169)	(51,522,210)	(59,777,868)
Redemptions (note 3)	(3,745,145)	(3,198,285)	(49,821)	(152,918)	(8,285,927)	(8,994,851)	(165,777,916)	(149,144,875)
Annuity benefits	–	–	–	–	(51,123)	(40,837)	(226,605)	(207,337)
Annual contract maintenance charges (note 2)	(193)	(268)	–	–	(1,651)	(1,765)	(36,121)	(42,159)
Contingent deferred sales charges (note 2)	(1,840)	(7,746)	(920)	(3,082)	(54,360)	(82,535)	(575,752)	(1,014,413)
Adjustments to maintain reserves	(76)	(68)	(48)	(158)	2,274	8,543	(4,361)	83,673

Net equity transactions	(4,505,283)	(3,126,184)	(1,384,131)	(254,481)	(15,246,055)	(12,427,787)	(201,310,073)	(189,193,486)

Net change in contract owners’ equity	(4,294,184)	(861,530)	(1,376,470)	(171,802)	(15,609,771)	(5,456,015)	(166,080,181)	(74,351,968)
Contract owners’ equity beginning of period	13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	856,866,985	931,218,953

Contract owners’ equity end of period	$9,298,560	13,592,744	–	1,376,470	42,299,009	57,908,780	690,786,804	856,866,985

CHANGES IN UNITS:
Beginning units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	57,892,321	71,700,975

Units purchased	90,718	95,021	1,561	8,652	858,338	2,548,385	7,769,555	4,395,471
Units redeemed	(344,664)	(297,495)	(103,389)	(28,218)	(1,853,106)	(3,462,317)	(21,117,727)	(18,204,125)

Ending units	537,328	791,274	–	101,828	2,832,247	3,827,015	44,544,149	57,892,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		DryVAppS		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$540,430	610,594	(17,629)	(17,996)	(4,209)	(5,658)	1,094	276
Realized gain (loss) on investments	11,774,366	7,238,589	258,187	169,107	3,995	3,146	15,053	27,133
Change in unrealized gain (loss) on investments	(5,533,266)	10,757,414	(71,823)	339,376	(127,018)	(27,915)	(66,734)	28,967
Reinvested capital gains	–	–	–	–	62,765	39,666	63,897	37,928

Net increase (decrease) in contract owners’ equity resulting from operations	6,781,530	18,606,597	168,735	490,487	(64,467)	9,239	13,310	94,304

Equity transactions:
Purchase payments received from contract owners (note 3)	1,915,852	2,578,680	59,474	149,669	30,350	23,608	–	–
Transfers between funds	(10,070,227)	(8,826,249)	(313,264)	(78,757)	(2,689)	2,992	–	–
Redemptions (note 3)	(22,712,531)	(25,926,972)	(307,546)	(331,216)	(7,233)	(4,641)	(9,935)	(46,703)
Annuity benefits	(88,596)	(65,449)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,678)	(5,748)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(81,449)	(117,995)	(3,240)	(6,010)	(122)	(59)	(130)	(477)
Adjustments to maintain reserves	732	5,698	(104)	(269)	(3)	(2)	398	(27)

Net equity transactions	(31,040,897)	(32,358,035)	(564,680)	(266,583)	20,303	21,898	(9,667)	(47,207)

Net change in contract owners’ equity	(24,259,367)	(13,751,438)	(395,945)	223,904	(44,164)	31,137	3,643	47,097
Contract owners’ equity beginning of period	128,084,844	141,836,282	3,894,443	3,670,539	497,921	466,784	503,070	455,973

Contract owners’ equity end of period	$103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921	506,713	503,070

CHANGES IN UNITS:
Beginning units	8,535,184	10,849,045	328,325	353,031	41,384	39,559	27,160	29,758

Units purchased	990,536	1,698,413	6,687	40,780	2,328	2,202	–	–
Units redeemed	(3,024,741)	(4,012,274)	(53,617)	(65,486)	(798)	(377)	(530)	(2,598)

Ending units	6,500,979	8,535,184	281,395	328,325	42,914	41,384	26,630	27,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLeadS		FedCapApS		FedHiIncS		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,910)	(3,658)	(14,773)	(13,831)	292,821	327,825	305	(6,460)
Realized gain (loss) on investments	17,307	37,536	75,394	32,759	(64,522)	20,501	(23,092)	5,342
Change in unrealized gain (loss) on investments	(147,651)	(35,706)	23,990	116,905	(175,369)	65,808	(24,072)	25,995
Reinvested capital gains	66,416	82,521	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(67,838)	80,693	84,611	135,833	52,930	414,134	(46,859)	24,877

Equity transactions:
Purchase payments received from contract owners (note 3)	771	860	17,083	57,615	52,160	125,555	106,793	75,046
Transfers between funds	(57,876)	(67,028)	(62,835)	(89,865)	(250,546)	(115,058)	317,013	1,106,318
Redemptions (note 3)	(13,563)	(31,673)	(82,609)	(35,506)	(357,331)	(611,536)	(319,675)	(40,043)
Annuity benefits	–	–	–	–	(148)	(194)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(13)	(6)
Contingent deferred sales charges (note 2)	(276)	(322)	(1,480)	(391)	(3,596)	(7,348)	(44)	(71)
Adjustments to maintain reserves	(36)	(32)	(13)	(106)	(313)	(922)	(58)	(38)

Net equity transactions	(70,980)	(98,195)	(129,854)	(68,253)	(559,774)	(609,503)	104,016	1,141,206

Net change in contract owners’ equity	(138,818)	(17,502)	(45,243)	67,580	(506,844)	(195,369)	57,157	1,166,083
Contract owners’ equity beginning of period	626,940	644,442	1,115,659	1,048,079	5,134,221	5,329,590	1,166,083	–

Contract owners’ equity end of period	$488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221	1,223,240	1,166,083

CHANGES IN UNITS:
Beginning units	49,357	58,134	94,849	101,179	381,404	429,576	113,120	–

Units purchased	1,415	5,028	2,993	5,694	108,684	48,007	239,235	179,085
Units redeemed	(7,283)	(13,805)	(13,295)	(12,024)	(150,761)	(96,179)	(230,410)	(65,965)

Ending units	43,489	49,357	84,547	94,849	339,327	381,404	121,945	113,120

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FedQualBdS		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,195,488	8,866,003	251,688	197,678	2,554,331	15,403,316	(53,081)	185,854
Realized gain (loss) on investments	(376,559)	989,122	(68,337)	(138,651)	36,448,640	12,099,854	1,155,429	630,460
Change in unrealized gain (loss) on investments	1,071,128	(2,230,701)	96,063	128,189	(84,991,989)	13,001,591	(2,386,753)	(112,135)
Reinvested capital gains	–	–	–	–	54,024,702	95,223,574	1,302,143	1,982,765

Net increase (decrease) in contract owners’ equity resulting from operations	9,890,057	7,624,424	279,414	187,216	8,035,684	135,728,335	17,738	2,686,944

Equity transactions:
Purchase payments received from contract owners (note 3)	4,917,921	5,961,978	70,469	184,860	12,521,860	14,731,729	197,401	378,934
Transfers between funds	(3,807,060)	(28,388,474)	(204,952)	(126,418)	(49,371,783)	(25,488,597)	(1,113,334)	(398,585)
Redemptions (note 3)	(43,202,775)	(38,735,418)	(908,132)	(934,878)	(138,499,789)	(126,111,549)	(1,332,582)	(840,200)
Annuity benefits	(104,918)	(112,350)	(554)	(761)	(266,993)	(213,877)	–	–
Annual contract maintenance charges (note 2)	(2,267)	(2,913)	–	–	(10,007)	(10,842)	–	–
Contingent deferred sales charges (note 2)	(243,353)	(350,658)	(13,876)	(9,974)	(568,511)	(873,633)	(22,133)	(10,758)
Adjustments to maintain reserves	7,285	15,852	(630)	(2,748)	73,443	76,635	(302)	(853)

Net equity transactions	(42,435,167)	(61,611,983)	(1,057,675)	(889,919)	(176,121,780)	(137,890,134)	(2,270,950)	(871,462)

Net change in contract owners’ equity	(32,545,110)	(53,987,559)	(778,261)	(702,703)	(168,086,096)	(2,161,799)	(2,253,212)	1,815,482
Contract owners’ equity beginning of period	268,042,958	322,030,517	9,268,271	9,970,974	805,865,456	808,027,255	17,476,446	15,660,964

Contract owners’ equity end of period	$235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456	15,223,234	17,476,446

CHANGES IN UNITS:
Beginning units	19,923,851	24,642,363	826,174	906,385	45,771,858	54,528,487	1,257,321	1,326,705

Units purchased	3,270,121	1,951,744	47,359	103,654	6,121,347	4,547,326	57,702	118,936
Units redeemed	(6,425,044)	(6,670,256)	(140,296)	(183,865)	(15,821,239)	(13,303,955)	(213,616)	(188,320)

Ending units	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858	1,101,407	1,257,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPGrS2		FidVIPHIS		FidVIPHISR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,228,723)	(4,167,155)	(81,802)	(95,599)	7,835,048	12,919,897	2,420,731	–
Realized gain (loss) on investments	17,271,570	(14,229,939)	655,985	247,854	2,510,773	(4,442,921)	(628,516)	–
Change in unrealized gain (loss) on investments	80,606,095	42,655,600	629,579	119,400	(6,673,122)	11,317,675	(2,270,710)	–
Reinvested capital gains	350,443	–	3,684	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	95,999,385	24,258,506	1,207,446	271,655	3,672,699	19,794,651	(478,495)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,293,261	9,371,171	70,742	110,551	1,785,096	3,552,051	1,467,582	–
Transfers between funds	(10,197,452)	(40,807,660)	(450,793)	(62,501)	(59,267,618)	(5,594,088)	33,545,959	–
Redemptions (note 3)	(93,739,500)	(76,806,888)	(656,962)	(463,136)	(35,930,478)	(39,899,699)	(4,348,052)	–
Annuity benefits	(114,156)	(92,795)	–	–	(48,241)	(58,997)	–	–
Annual contract maintenance charges (note 2)	(17,295)	(20,017)	–	–	(2,479)	(2,800)	(78)	–
Contingent deferred sales charges (note 2)	(312,515)	(566,079)	(12,426)	(7,474)	(115,336)	(240,826)	(13,227)	–
Adjustments to maintain reserves	11,565	36,778	(239)	(344)	979	24,295	11,831	–

Net equity transactions	(97,076,092)	(108,885,490)	(1,049,678)	(422,904)	(93,578,077)	(42,220,064)	30,664,015	–

Net change in contract owners’ equity	(1,076,707)	(84,626,984)	157,768	(151,249)	(89,905,378)	(22,425,413)	30,185,520	–
Contract owners’ equity beginning of period	429,544,896	514,171,880	5,765,569	5,916,818	206,623,312	229,048,725	–	–

Contract owners’ equity end of period	$428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312	30,185,520	–

CHANGES IN UNITS:
Beginning units	33,064,556	41,679,172	544,353	584,358	18,673,694	22,786,741	–	–

Units purchased	7,151,797	1,921,322	39,302	35,574	4,814,039	11,346,552	6,979,378	–
Units redeemed	(14,259,635)	(10,535,938)	(133,458)	(75,579)	(13,046,842)	(15,459,599)	(3,901,617)	–

Ending units	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694	3,077,761	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS		FidVIPOvS2R		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,131,429	(187,786)	120,905	(108,577)	1,992,856	(390,779)	(3,410,738)	(796,356)
Realized gain (loss) on investments	7,361,712	5,459,327	994,974	719,691	14,657,366	12,483,983	55,638,212	29,610,411
Change in unrealized gain (loss) on investments	(3,942,677)	3,833,602	(319,905)	767,562	(8,463,553)	3,232,981	(123,508,728)	(13,800,683)
Reinvested capital gains	4,126,563	405,385	727,488	61,215	7,225,936	670,331	198,370,523	70,334,936

Net increase (decrease) in contract owners’ equity resulting from operations	8,677,027	9,510,528	1,523,462	1,439,891	15,412,605	15,996,516	127,089,269	85,348,308

Equity transactions:
Purchase payments received from contract owners (note 3)	146,212	157,099	127,264	168,329	3,042,682	3,911,467	19,820,622	25,741,947
Transfers between funds	(3,964,124)	(3,885,735)	(3,163)	(13,429)	(4,876,165)	71,041	(33,053,375)	5,826,534
Redemptions (note 3)	(12,638,948)	(10,757,311)	(712,202)	(550,346)	(18,834,024)	(14,258,567)	(165,924,464)	(140,024,654)
Annuity benefits.	(25,708)	(21,311)	(208)	(235)	(47,295)	(34,366)	(400,657)	(303,254)
Annual contract maintenance charges (note 2)	(798)	(939)	–	–	(1,636)	(1,483)	(24,778)	(26,249)
Contingent deferred sales charges (note 2)	(24,253)	(59,816)	(6,921)	(9,646)	(101,448)	(117,709)	(624,114)	(969,211)
Adjustments to maintain reserves	3,849	10,700	(530)	(1,273)	5,451	17,655	61,533	127,256

Net equity transactions	(16,503,770)	(14,557,313)	(595,760)	(406,600)	(20,812,435)	(10,411,962)	(180,145,233)	(109,627,631)

Net change in contract owners’ equity	(7,826,743)	(5,046,785)	927,702	1,033,291	(5,399,830)	5,584,554	(53,055,964)	(24,279,323)
Contract owners’ equity beginning of period	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945	868,731,485	893,010,808

Contract owners’ equity end of period	$52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499	815,675,521	868,731,485

CHANGES IN UNITS:
Beginning units	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794	42,459,981	48,190,974

Units purchased	424,763	11,538	63,854	76,264	1,874,697	1,983,837	7,484,045	7,305,460
Units redeemed	(1,293,314)	(951,036)	(97,687)	(103,730)	(3,036,355)	(2,648,950)	(15,817,847)	(13,036,453)

Ending units	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681	34,126,179	42,459,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(219,506)	(151,231)	1,760,430	1,301,026	(640,795)	(287,137)	(214,865)	(99,408)
Realized gain (loss) on investments	1,160,511	1,173,299	(644,233)	(984,322)	2,879,230	(4,212,822)	740,316	(35,841)
Change in unrealized gain (loss) on investments	(3,215,038)	(909,351)	723,507	1,379,282	9,243,801	6,640,028	1,503,027	1,336,931
Reinvested capital gains	5,088,027	1,524,461	–	122,570	–	–	2,557,199	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,813,994	1,637,178	1,839,704	1,818,556	11,482,236	2,140,069	4,585,677	1,201,682

Equity transactions:
Purchase payments received from contract owners (note 3)	300,440	537,227	2,683,968	3,344,169	709,776	1,928,004	1,926,850	849,455
Transfers between funds	421,425	63,494	12,496,952	15,400,668	(3,260,017)	(4,648,067)	19,498,426	22,533,031
Redemptions (note 3)	(1,570,434)	(1,236,628)	(12,766,010)	(7,434,620)	(13,998,348)	(15,900,600)	(5,763,293)	(893,442)
Annuity benefits	(5,649)	–	(94,354)	(48,909)	(7,065)	(18,719)	(132)	–
Annual contract maintenance charges (note 2)	–	–	(1,235)	(1,015)	(1,372)	(1,625)	(574)	(85)
Contingent deferred sales charges (note 2)	(26,135)	(19,227)	(68,052)	(67,393)	(27,830)	(68,929)	(17,551)	(5,107)
Adjustments to maintain reserves	228	(929)	3,017	(340)	(127)	3,628	(1,553)	1,041

Net equity transactions	(880,125)	(656,063)	2,254,286	11,192,560	(16,584,983)	(18,706,308)	15,642,173	22,484,893

Net change in contract owners’ equity	1,933,869	981,115	4,093,990	13,011,116	(5,102,747)	(16,566,239)	20,227,850	23,686,575
Contract owners’ equity beginning of period	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395	23,686,575	–

Contract owners’ equity end of period	$20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156	43,914,425	23,686,575

CHANGES IN UNITS:
Beginning units	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186	2,219,901	–

Units purchased	92,277	161,648	3,651,172	3,790,753	863,866	629,952	3,317,381	2,714,676
Units redeemed	(149,822)	(207,168)	(3,422,670)	(2,841,359)	(2,304,250)	(2,482,045)	(1,816,515)	(494,775)

Ending units	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093	3,720,767	2,219,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2		FidVIPEnergyS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(211,488)	(229,413)	(181,703)	(253,802)	(37,720)	(39,782)	(286,047)	9,048
Realized gain (loss) on investments	1,008,359	857,802	(86,025)	(805,882)	44,487	72,039	237,471	(324,363)
Change in unrealized gain (loss) on investments	(278,986)	(896,562)	(2,394,451)	(1,637,486)	(210,336)	(136,469)	7,529,881	(1,201,637)
Reinvested capital gains	1,380,394	1,638,948	4,362,170	8,072,471	312,066	457,279	1,805,107	1,452,792

Net increase (decrease) in contract owners’ equity resulting from operations	1,898,279	1,370,775	1,699,991	5,375,301	108,497	353,067	9,286,412	(64,160)

Equity transactions:
Purchase payments received from contract owners (note 3)	550,779	891,941	1,167,210	1,381,621	48,288	70,934	1,482,882	740,354
Transfers between funds	(4,350)	445,993	(175,347)	(7,867,413)	(79,574)	(16,219)	28,445,837	11,557,385
Redemptions (note 3)	(896,779)	(926,839)	(7,160,626)	(6,405,537)	(228,538)	(215,408)	(3,304,404)	(733,084)
Annuity benefits	(107,323)	(49,870)	(37,238)	(40,237)	–	–	(12,229)	(7,066)
Annual contract maintenance charges (note 2)	3	–	(959)	(1,055)	–	–	(477)	(49)
Contingent deferred sales charges (note 2)	(7,790)	(14,540)	(36,299)	(67,825)	(4,498)	(4,894)	(17,946)	(6,458)
Adjustments to maintain reserves	(6,060)	1,333	4,707	7,687	(92)	(217)	(4,930)	893

Net equity transactions	(471,520)	348,018	(6,238,552)	(12,992,759)	(264,414)	(165,804)	26,588,733	11,551,975

Net change in contract owners’ equity	1,426,759	1,718,793	(4,538,561)	(7,617,458)	(155,917)	187,263	35,875,145	11,487,815
Contract owners’ equity beginning of period	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222	11,522,607	34,792

Contract owners’ equity end of period	$15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485	47,397,752	11,522,607

CHANGES IN UNITS:
Beginning units	726,383	734,732	2,381,904	3,312,290	189,220	200,980	1,092,891	2,596

Units purchased	59,779	106,190	2,023,381	1,269,904	8,938	17,645	3,767,516	1,685,712
Units redeemed	(97,894)	(114,539)	(2,409,353)	(2,200,290)	(25,471)	(29,405)	(1,630,250)	(595,417)

Ending units	688,268	726,383	1,995,932	2,381,904	172,687	189,220	3,230,157	1,092,891

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S		FidVIPFree20S2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$122,170	31,507	307	273	82,993	21,804	54	21
Realized gain (loss) on investments	224,296	172	689	245	155,588	6,903	510	72
Change in unrealized gain (loss) on investments	(163,826)	64,967	555	1,894	(116,743)	91,575	1,011	1,892
Reinvested capital gains	171,937	11,260	947	156	167,824	19,191	1,338	306

Net increase (decrease) in contract owners’ equity resulting from operations	354,577	107,906	2,498	2,568	289,662	139,473	2,913	2,291

Equity transactions:
Purchase payments received from contract owners (note 3)	936,679	201,427	–	28,000	656,119	223,651	9,979	29,390
Transfers between funds	6,710,517	2,369,899	–	–	4,219,388	1,944,228	–	–
Redemptions (note 3)	(2,343,580)	(16,644)	(1,584)	(1,431)	(703,545)	(125,321)	–	–
Annuity benefits	(1,345)	–	(3,920)	(2,664)	(3,015)	–	(3,950)	(1,723)
Annual contract maintenance charges (note 2)	(25)	(4)	–	–	(157)	–	–	–
Contingent deferred sales charges (note 2)	(3,638)	–	–	–	(4,243)	(1,970)	–	–
Adjustments to maintain reserves	(34)	151	291	159	(256)	(7)	569	205

Net equity transactions	5,298,574	2,554,829	(5,213)	24,064	4,164,291	2,040,581	6,598	27,872

Net change in contract owners’ equity	5,653,151	2,662,735	(2,715)	26,632	4,453,953	2,180,054	9,511	30,163
Contract owners’ equity beginning of period	2,662,735	–	36,739	10,107	2,180,054	–	34,337	4,174

Contract owners’ equity end of period	$8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054	43,848	34,337

CHANGES IN UNITS:
Beginning units	238,181	–	3,171	944	203,073	–	2,852	379

Units purchased	837,524	239,862	–	2,511	539,686	221,050	680	2,610
Units redeemed	(358,207)	(1,681)	(428)	(284)	(181,480)	(17,977)	(150)	(137)

Ending units	717,498	238,181	2,743	3,171	561,279	203,073	3,382	2,852

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree30S		FidVIPFree30S2		FICoreEq		FHCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,184	10,338	2,404	(53)	–	(1,413)	–	(1,050)
Realized gain (loss) on investments	49,357	104	3,869	308	–	1,300	–	37,284
Change in unrealized gain (loss) on investments	(62,754)	27,087	(3,817)	7,368	–	(128,389)	–	(237,567)
Reinvested capital gains	111,626	9,449	12,384	1,621	–	141,045	–	313,092

Net increase (decrease) in contract owners’ equity resulting from operations	143,413	46,978	14,840	9,244	–	12,543	–	111,759

Equity transactions:
Purchase payments received from contract owners (note 3)	705,561	119,997	235,736	152,597	–	271	–	–
Transfers between funds	2,211,292	786,181	–	–	–	(1,414,115)	–	(584,537)
Redemptions (note 3)	(375,554)	(5,000)	(10,581)	(1,201)	–	(504,621)	–	(793,051)
Annuity benefits	–	–	(22,622)	(6,796)	–	–	–	–
Annual contract maintenance charges (note 2)	(345)	(1)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,124)	(9)	–	–	–	(221)	–	(160)
Adjustments to maintain reserves	(92)	40	1,230	518	–	(39)	–	23

Net equity transactions	2,533,738	901,208	203,763	145,118	–	(1,918,725)	–	(1,377,725)

Net change in contract owners’ equity	2,677,151	948,186	218,603	154,362	–	(1,906,182)	–	(1,265,966)
Contract owners’ equity beginning of period	948,186	–	158,537	4,175	–	1,906,182	–	1,265,966

Contract owners’ equity end of period	$3,625,337	948,186	377,140	158,537	–	–	–	–

CHANGES IN UNITS:
Beginning units	85,992	–	12,830	372	–	199,531	–	89,067

Units purchased	259,751	86,721	16,966	13,078	–	282	–	11
Units redeemed	(44,429)	(729)	(1,864)	(620)	–	(199,813)	–	(89,078)

Ending units	301,314	85,992	27,932	12,830	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$83,453	(11,916)	665	14	113,104	(12,574)	287,909	5,940
Realized gain (loss) on investments	1,061,894	(54,790)	6,423	4,825	197,558	22,978	422,029	(17,733)
Change in unrealized gain (loss) on investments	1,028,517	691,114	1,933	13,451	570,989	516,067	1,282,486	529,690
Reinvested capital gains	859,693	–	4,475	–	540,392	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,557	624,408	13,496	18,290	1,422,043	526,471	1,992,424	517,897

Equity transactions:
Purchase payments received from contract owners (note 3)	437,882	143,504	–	–	797,172	378,939	1,227,438	385,380
Transfers between funds	17,069,269	5,481,090	–	–	7,732,645	5,152,453	21,451,699	11,345,706
Redemptions (note 3)	(2,250,179)	(240,282)	(783)	(677)	(1,495,455)	(135,646)	(3,392,114)	(419,513)
Annuity benefits	(29,197)	(19,391)	(15,601)	(13,725)	(34,921)	(29,736)	(12,775)	(8,867)
Annual contract maintenance charges (note 2)	(124)	(1)	–	–	(179)	(8)	(41)	(6)
Contingent deferred sales charges (note 2)	(10,196)	(4,599)	–	–	(9,010)	(1,039)	(9,595)	(3,061)
Adjustments to maintain reserves	(1,886)	730	747	562	1,393	1,312	(2,006)	698

Net equity transactions	15,215,569	5,361,051	(15,637)	(13,840)	6,991,645	5,366,275	19,262,606	11,300,337

Net change in contract owners’ equity	18,249,126	5,985,459	(2,141)	4,450	8,413,688	5,892,746	21,255,030	11,818,234
Contract owners’ equity beginning of period	6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

Contract owners’ equity end of period	$24,382,734	6,133,608	102,271	104,412	14,705,701	6,292,013	33,144,739	11,889,709

CHANGES IN UNITS:
Beginning units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

Units purchased	2,240,638	593,554	–	–	967,439	537,294	2,734,673	1,273,309
Units redeemed	(1,094,788)	(121,373)	(901)	(948)	(378,057)	(64,183)	(990,455)	(174,267)

Ending units	1,629,698	483,848	5,496	6,397	1,094,763	505,381	2,850,554	1,106,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,421,570	(64,149)	10,210	(5,248)	(96,419)	(60,718)	259	327
Realized gain (loss) on investments	1,668,150	3,308	50,991	21,704	462,702	386,792	4,089	4,370
Change in unrealized gain (loss) on investments	(2,690,240)	2,016,503	(125,339)	154,512	(3,056,983)	949,241	(1,188)	101
Reinvested capital gains	395,282	7,914	18,291	6,863	1,430,708	44,120	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	794,762	1,963,576	(45,847)	177,831	(1,259,992)	1,319,435	3,160	4,798

Equity transactions:
Purchase payments received from contract owners (note 3)	5,629,647	2,053,170	(17)	322,881	781,542	317,796	–	–
Transfers between funds	27,746,873	34,352,694	(89,572)	69,656	7,384,923	13,092,836	(19,067)	(34,519)
Redemptions (note 3)	(10,560,479)	(1,218,614)	(34,203)	(38,098)	(3,582,692)	(1,193,387)	(2,100)	(2,045)
Annuity benefits	(64,945)	(6,254)	(90,563)	(92,944)	(43,267)	(35,313)	(367)	(1,059)
Annual contract maintenance charges (note 2)	(292)	(51)	(7)	2	(129)	(17)	–	–
Contingent deferred sales charges (note 2)	(15,807)	(3,185)	(482)	(666)	(13,509)	(14,288)	–	–
Adjustments to maintain reserves	3,402	1,127	5,030	1,991	(3,071)	2,521	56	71

Net equity transactions	22,738,399	35,178,887	(209,814)	262,822	4,523,797	12,170,148	(21,478)	(37,552)

Net change in contract owners’ equity	23,533,161	37,142,463	(255,661)	440,653	3,263,805	13,489,583	(18,318)	(32,754)
Contract owners’ equity beginning of period	37,142,463	–	1,376,537	935,884	13,907,748	418,165	50,931	83,685

Contract owners’ equity end of period	$60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	32,613	50,931

CHANGES IN UNITS:
Beginning units	3,299,693	–	106,400	82,712	1,233,894	29,831	3,983	7,136

Units purchased	5,755,834	3,705,062	–	29,617	1,720,511	1,867,448	–	–
Units redeemed	(3,812,394)	(405,369)	(16,180)	(5,929)	(1,339,384)	(663,385)	(1,641)	(3,153)

Ending units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	2,342	3,983

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS2		JAspGlTechS		JAspRMgCore
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,254,224)	(2,406,988)	(181,130)	(255,508)	(336,667)	(525,508)	(27,699)	(44,701)
Realized gain (loss) on investments	39,533,507	12,994,935	2,649,014	2,142,922	2,036,062	(235,778)	8,047	(285,906)
Change in unrealized gain (loss) on investments	28,781,149	4,701,676	1,128,863	(592,503)	5,458,414	3,323,898	135,140	359,109
Reinvested capital gains	–	–	–	–	–	–	32,196	271,037

Net increase (decrease) in contract owners’ equity resulting from operations	66,060,432	15,289,623	3,596,747	1,294,911	7,157,809	2,562,612	147,684	299,539

Equity transactions:
Purchase payments received from contract owners (note 3)	3,935,209	4,104,565	978,201	1,455,258	205,230	189,563	206,711	93,016
Transfers between funds	7,390,211	(19,845,986)	(736,230)	(835,564)	(3,319,995)	(3,405,665)	(60,266)	(1,106,546)
Redemptions (note 3)	(47,693,850)	(26,989,749)	(3,748,965)	(2,669,566)	(9,494,442)	(4,938,822)	(597,532)	(674,533)
Annuity benefits	(30,133)	(24,512)	–	(43)	(2,948)	(2,063)	–	–
Annual contract maintenance charges (note 2)	(4,004)	(4,554)	(509)	(571)	(1,708)	(1,954)	(1)	–
Contingent deferred sales charges (note 2)	(181,896)	(326,390)	(21,198)	(36,086)	(34,215)	(76,614)	(2,662)	(4,441)
Adjustments to maintain reserves	(219,400)	28,792	(319)	2,973	600	9,834	(23)	301

Net equity transactions	(36,803,863)	(43,057,834)	(3,529,020)	(2,083,599)	(12,647,478)	(8,225,721)	(453,773)	(1,692,203)

Net change in contract owners’ equity	29,256,569	(27,768,211)	67,727	(788,688)	(5,489,669)	(5,663,109)	(306,089)	(1,392,664)
Contract owners’ equity beginning of period	208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

Contract owners’ equity end of period	$237,543,444	208,286,875	19,686,825	19,619,098	34,810,960	40,300,629	3,150,367	3,456,456

CHANGES IN UNITS:
Beginning units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

Units purchased	10,875,168	1,601,983	651,974	515,246	2,918,408	21,846	95,551	222,772
Units redeemed	(12,636,449)	(6,230,204)	(928,182)	(692,641)	(5,877,922)	(2,211,534)	(122,227)	(331,068)

Ending units	19,196,350	20,957,631	1,356,019	1,632,227	7,228,127	10,187,641	177,353	204,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS2		JAspIntGroS		JPM2MdCap		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,292,363)	1,129,498	(1,206,071)	919,714	(99,901)	(290,695)	834,075	989,766
Realized gain (loss) on investments	29,137,711	15,143,843	31,399,487	13,755,541	2,908,772	4,058,511	149,277	(839,339)
Change in unrealized gain (loss) on investments	10,672,374	26,054,523	8,405,584	40,796,966	(3,597,345)	2,299,089	877,204	1,389,899
Reinvested capital gains	–	–	–	–	1,730,987	1,362,877	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,517,722	42,327,864	38,599,000	55,472,221	942,513	7,429,782	1,860,556	1,540,326

Equity transactions:
Purchase payments received from contract owners (note 3)	6,208,609	5,060,769	1,116,075	1,072,474	15,657	842,893	1,356,051	1,572,845
Transfers between funds	7,985,870	33,665,762	(12,310,196)	(9,051,809)	(8,655,421)	(21,423,744)	7,232,407	9,859,513
Redemptions (note 3)	(27,539,624)	(13,234,626)	(37,478,420)	(17,734,041)	(6,389,387)	(6,913,399)	(10,013,420)	(7,142,141)
Annuity benefits	(56,337)	(5,691)	(27,391)	(25,888)	(4,435)	(2,660)	(28,638)	(26,581)
Annual contract maintenance charges (note 2)	(2,222)	(1,510)	(4,888)	(4,878)	(632)	(1,025)	(581)	(437)
Contingent deferred sales charges (note 2)	(142,254)	(159,657)	(100,108)	(231,325)	(27,973)	(59,868)	(29,005)	(48,704)
Adjustments to maintain reserves	16,992	62,619	(174,419)	101,628	652	4,449	614	(2,522)

Net equity transactions	(13,528,966)	25,387,666	(48,979,347)	(25,873,839)	(15,061,539)	(27,553,354)	(1,482,572)	4,211,973

Net change in contract owners’ equity	24,988,756	67,715,530	(10,380,347)	29,598,382	(14,119,026)	(20,123,572)	377,984	5,752,299
Contract owners’ equity beginning of period	153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	52,843,411	47,091,112

Contract owners’ equity end of period	$178,522,653	153,533,897	154,316,456	164,696,803	28,810,043	42,929,069	53,221,395	52,843,411

CHANGES IN UNITS:
Beginning units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	5,053,380	4,630,463

Units purchased	3,423,449	4,361,654	3,056,452	137,252	260,865	623,424	3,239,415	3,450,495
Units redeemed	(3,993,448)	(3,091,047)	(4,775,419)	(2,061,517)	(1,282,976)	(2,726,465)	(3,365,688)	(3,027,578)

Ending units	6,157,632	6,727,631	8,694,808	10,413,775	2,001,101	3,023,212	4,927,107	5,053,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValueS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,279)	(3,456)	(58,305)	(61,667)	(27,898)	(29,938)	(196,245)	(140,047)
Realized gain (loss) on investments	9,838	6,557	244,337	200,500	145,276	129,194	1,422,814	839,826
Change in unrealized gain (loss) on investments	18,733	12,987	(64,283)	(235,436)	(212,777)	38,043	257,937	2,278,290
Reinvested capital gains	–	–	120,578	115,634	108,508	30,785	664,222	128,962

Net increase (decrease) in contract owners’ equity resulting from operations	25,292	16,088	242,327	19,031	13,109	168,084	2,148,728	3,107,031

Equity transactions:
Purchase payments received from contract owners (note 3)	(12)	9,287	39,505	48,210	48,139	8,573	817,094	416,019
Transfers between funds	(1,863)	(12,042)	(230,139)	(90,331)	(101,197)	(74,349)	13,172,545	25,700,300
Redemptions (note 3)	(15,419)	(11,567)	(323,014)	(306,767)	(273,163)	(189,760)	(5,279,336)	(1,089,687)
Annuity benefits	(8,865)	(8,848)	–	–	–	–	(28,912)	(17,931)
Annual contract maintenance charges (note 2)	–	(8)	–	–	–	–	(149)	(10)
Contingent deferred sales charges (note 2)	(405)	(224)	(3,957)	(5,832)	(5,360)	(2,631)	(31,775)	(12,805)
Adjustments to maintain reserves	(12,177)	(1,832)	(131)	(225)	(16,155)	62,540	1,827	1,772

Net equity transactions	(38,741)	(25,234)	(517,736)	(354,945)	(347,736)	(195,627)	8,651,294	24,997,658

Net change in contract owners’ equity	(13,449)	(9,146)	(275,409)	(335,914)	(334,627)	(27,543)	10,800,022	28,104,689
Contract owners’ equity beginning of period	275,266	284,412	3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384

Contract owners’ equity end of period	$261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

CHANGES IN UNITS:
Beginning units	23,107	25,301	304,947	337,675	143,980	162,284	2,656,741	311,423

Units purchased	–	879	7,373	14,541	7,203	7,389	2,089,365	2,704,569
Units redeemed	(3,065)	(3,073)	(52,583)	(47,269)	(36,240)	(25,693)	(1,357,734)	(359,251)

Ending units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$432,360	281,463	2,047,545	20,232	372,844	(50,005)	49,505	–
Realized gain (loss) on investments	749,941	1,569	196,708	1,855	1,137,658	12,674	(19,080)	–
Change in unrealized gain (loss) on investments	(36,834)	870,806	(1,750,119)	303,017	1,367,005	1,436,237	(262,412)	–
Reinvested capital gains	20,716	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,166,183	1,153,838	494,134	325,104	2,877,507	1,398,906	(231,987)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	4,262,092	1,552,911	1,825,998	635,935	1,559,896	525,261	630,472	–
Transfers between funds	28,667,706	20,134,746	28,281,851	12,946,095	13,784,728	16,917,061	5,830,679	–
Redemptions (note 3)	(7,245,537)	(871,953)	(4,173,458)	(537,611)	(4,244,607)	(544,373)	(376,792)	–
Annuity benefits	(34,481)	(3,758)	(16,774)	(617)	(8,246)	(1,393)	(10,126)	–
Annual contract maintenance charges (note 2)	(297)	(39)	(83)	(6)	(322)	(30)	–	–
Contingent deferred sales charges (note 2)	(31,306)	(3,010)	(10,735)	(5,860)	(12,511)	(4,746)	(1,101)	–
Adjustments to maintain reserves	1,444	6,579	391	7,997	1,202	654	215	–

Net equity transactions	25,619,621	20,815,476	25,907,190	13,045,933	11,080,140	16,892,434	6,073,347	–

Net change in contract owners’ equity	26,785,804	21,969,314	26,401,324	13,371,037	13,957,647	18,291,340	5,841,360	–
Contract owners’ equity beginning of period	21,969,314	–	13,371,037	–	18,291,340	–	–	–

Contract owners’ equity end of period	$48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	5,841,360	–

CHANGES IN UNITS:
Beginning units	2,062,762	–	1,263,418	–	1,678,343	–	–	–

Units purchased	3,831,102	2,176,136	4,022,920	1,442,263	2,191,970	1,849,586	642,253	–
Units redeemed	(1,566,798)	(113,374)	(1,606,100)	(178,845)	(1,260,850)	(171,243)	(105,195)	–

Ending units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	537,058	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(195,151)	44,135	4,948,461	6,265,702	2,910,185	2,876,032	(24,902)	(21,900)
Realized gain (loss) on investments	830,095	(42,679)	84,780	(884,821)	702,775	(144,902)	883,589	512,472
Change in unrealized gain (loss) on investments	1,970,600	1,200,909	(3,186,672)	3,854,809	(2,493,547)	1,689,520	450,855	834,749
Reinvested capital gains	9,101	–	–	–	–	–	541,784	52,364

Net increase (decrease) in contract owners’ equity resulting from operations	2,614,645	1,202,365	1,846,569	9,235,690	1,119,413	4,420,650	1,851,326	1,377,685

Equity transactions:
Purchase payments received from contract owners (note 3)	2,588,825	1,068,070	113,592	219,079	2,122,153	2,520,584	66,464	49,403
Transfers between funds	15,886,682	20,231,094	(9,369,782)	(18,199,879)	(11,906,431)	16,001,942	(209,181)	(412,045)
Redemptions (note 3)	(4,817,965)	(664,907)	(17,692,042)	(17,967,923)	(8,303,489)	(4,978,385)	(851,709)	(588,119)
Annuity benefits	(29,369)	(2,975)	(37,544)	(42,733)	(20,403)	(11,411)	(9,263)	(7,976)
Annual contract maintenance charges (note 2)	(645)	(32)	(885)	(1,067)	(371)	(345)	(247)	(256)
Contingent deferred sales charges (note 2)	(19,704)	(3,398)	(70,650)	(102,509)	(40,998)	(43,300)	(7,010)	(6,092)
Adjustments to maintain reserves	656	(110)	1,708	5,218	957	2,857	633	1,995

Net equity transactions	13,608,480	20,627,742	(27,055,603)	(36,089,814)	(18,148,582)	13,491,942	(1,010,313)	(963,090)

Net change in contract owners’ equity	16,223,125	21,830,107	(25,209,034)	(26,854,124)	(17,029,169)	17,912,592	841,013	414,595
Contract owners’ equity beginning of period	21,830,107	–	95,696,999	122,551,123	57,856,206	39,943,614	4,891,234	4,476,639

Contract owners’ equity end of period	$38,053,232	21,830,107	70,487,965	95,696,999	40,827,037	57,856,206	5,732,247	4,891,234

CHANGES IN UNITS:
Beginning units	2,097,865	–	6,422,082	8,998,545	5,044,302	3,808,514	210,317	260,253

Units purchased	2,362,729	2,379,981	394,517	23,004	3,330,694	3,621,782	28,428	10,359
Units redeemed	(1,201,984)	(282,116)	(2,188,776)	(2,599,467)	(4,920,000)	(2,385,994)	(69,892)	(60,295)

Ending units	3,258,610	2,097,865	4,627,823	6,422,082	3,454,996	5,044,302	168,853	210,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl		NVITGlUtl3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(626,289)	(532,698)	(23,638)	(12,486)	945	847	394,654	420,614
Realized gain (loss) on investments	15,729,937	12,605,318	125,918	63,861	3,538	2,082	3,689,978	698,996
Change in unrealized gain (lodss) on investments	16,119,031	15,693,153	383,323	203,944	(5,576)	14,120	(4,768,299)	5,750,416
Reinvested capital gains	13,372,601	1,161,183	200,259	12,226	15,057	4,227	6,370,089	2,056,144

Net increase (decrease) in contract owners’ equity resulting from operations	44,595,280	28,926,956	685,862	267,545	13,964	21,276	5,686,422	8,926,170

Equity transactions:
Purchase payments received from contract owners (note 3)	3,191,107	3,268,178	24,002	113,938	–	–	846,953	414,552
Transfers between funds	14,178,994	955,967	395,367	538,433	–	–	(5,175,825)	9,984,626
Redemptions (note 3)	(19,619,437)	(14,113,819)	(56,108)	(125,025)	(7,663)	(6,475)	(5,608,395)	(3,863,873)
Annuity benefits	(80,825)	(16,872)	–	–	(1,441)	(1,185)	–	–
Annual contract maintenance charges (note 2)	(2,933)	(1,992)	–	–	1	–	(170)	(126)
Contingent deferred sales charges (note 2)	(112,508)	(123,670)	(223)	(2,435)	–	–	(25,888)	(30,785)
Adjustments to maintain reserves	6,817	38,607	(140)	(137)	510	328	3,065	7,814

Net equity transactions	(2,438,785)	(9,993,601)	362,898	524,774	(8,593)	(7,332)	(9,960,260)	6,512,208

Net change in contract owners’ equity	42,156,495	18,933,355	1,048,760	792,319	5,371	13,944	(4,273,838)	15,438,378
Contract owners’ equity beginning of period	114,212,156	95,278,801	1,391,052	598,733	74,779	60,835	38,016,144	22,577,766

Contract owners’ equity end of period	$156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779	33,742,306	38,016,144

CHANGES IN UNITS:
Beginning units	4,406,546	4,965,345	68,138	39,305	3,870	4,277	2,128,548	1,719,422

Units purchased	2,958,266	2,909,379	29,338	48,032	–	–	1,137,005	1,285,064
Units redeemed	(3,187,552)	(3,468,178)	(13,777)	(19,199)	(382)	(407)	(1,676,209)	(875,938)

Ending units	4,177,260	4,406,546	83,699	68,138	3,488	3,870	1,589,344	2,128,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro		NVITIntGro3		NVITWLead		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,069)	(1,021)	(452,323)	(53,522)	(147,315)	(60,631)	(164,493)	(50,550)
Realized gain (loss) on investments	201,830	170,797	4,584,636	3,821,189	3,736,220	3,419,760	4,911,810	1,931,292
Change in unrealized gain (loss) on investments	53,521	218,990	3,640,331	5,268,623	(130,923)	1,302,154	(1,154,698)	1,443,477
Reinvested capital gains	131,528	3,378	4,775,572	84,223	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	373,810	392,144	12,548,216	9,120,513	3,457,982	4,661,283	3,592,619	3,324,219

Equity transactions:
Purchase payments received from contract owners (note 3)	23,404	15,942	1,410,321	1,497,952	56,298	59,390	851,787	443,388
Transfers between funds	(67,667)	(44,591)	12,832,867	16,447,868	(930,037)	(1,583,663)	688,161	1,724,828
Redemptions (note 3)	(255,657)	(157,407)	(8,405,872)	(4,680,190)	(4,895,338)	(4,685,965)	(3,258,390)	(2,060,951)
Annuity benefits	(3,959)	(3,112)	–	–	(4,737)	(2,294)	(3,670)	(3,708)
Annual contract maintenance charges (note 2)	(72)	(75)	(652)	(394)	(391)	(438)	(272)	(182)
Contingent deferred sales charges (note 2)	(1,463)	(2,663)	(40,746)	(50,495)	(5,756)	(22,423)	(15,072)	(12,262)
Adjustments to maintain reserves	340	483	2,284	13,433	4,908	4,793	(690)	3,384

Net equity transactions	(305,074)	(191,423)	5,798,202	13,228,174	(5,775,053)	(6,230,600)	(1,738,146)	94,497

Net change in contract owners’ equity	68,736	200,721	18,346,418	22,348,687	(2,317,071)	(1,569,317)	1,854,473	3,418,716
Contract owners’ equity beginning of period	1,501,271	1,300,550	46,790,507	24,441,820	20,944,078	22,513,395	16,303,122	12,884,406
Contract owners’ equity end of period	$1,570,007	1,501,271	65,136,925	46,790,507	18,627,007	20,944,078	18,157,595	16,303,122

CHANGES IN UNITS:
Beginning units	121,194	138,198	2,362,026	1,621,932	1,244,511	1,665,870	716,442	703,872

Units purchased	17,772	16,605	1,699,486	2,073,825	114,545	3,994	762,925	419,176
Units redeemed	(38,653)	(33,609)	(1,448,670)	(1,333,731)	(428,124)	(425,353)	(806,557)	(406,606)

Ending units	100,313	121,194	2,612,842	2,362,026	930,932	1,244,511	672,810	716,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin		NVITGlFin3		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$494	221	178,095	82,705	(1,201)	(1,261)	(285,034)	(368,337)
Realized gain (loss) on investments	1,209	1,703	(41,192)	976,858	683	54	798,208	(195,716)
Change in unrealized gain (loss) on investments	(5,539)	446	(1,585,437)	(209,404)	9,708	2,566	1,522,666	860,717
Reinvested capital gains	3,540	3,740	1,298,784	1,505,785	1,990	–	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	(296)	6,110	(149,750)	2,355,944	11,180	1,359	2,520,858	296,664

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	185,352	515,572	–	–	730,233	946,107
Transfers between funds	–	–	(2,571,964)	(73,448)	–	(797)	(3,550,278)	(4,162,397)
Redemptions (note 3)	(1,368)	(1,313)	(1,935,752)	(1,799,843)	(3,207)	(3,080)	(3,738,102)	(4,015,324)
Annuity benefits	(6,913)	(10,236)	(226)	–	(4,504)	(4,342)	(2,646)	(2,719)
Annual contract maintenance charges (note 2)	–	–	(97)	(118)	–	–	(537)	(500)
Contingent deferred sales charges (note 2)	–	–	(11,311)	(18,814)	–	–	(34,254)	(41,653)
Adjustments to maintain reserves	159	101	353	3,287	554	126	(428)	536

Net equity transactions	(8,122)	(11,448)	(4,333,645)	(1,373,364)	(7,157)	(8,093)	(6,596,012)	(7,275,950)

Net change in contract owners’ equity	(8,418)	(5,338)	(4,483,395)	982,580	4,023	(6,734)	(4,075,154)	(6,979,286)
Contract owners’ equity beginning of period	32,372	37,710	12,967,114	11,984,534	97,832	104,566	25,787,194	32,766,480

Contract owners’ equity end of period	$23,954	32,372	8,483,719	12,967,114	101,855	97,832	21,712,040	25,787,194

CHANGES IN UNITS:
Beginning units	1,731	2,396	674,775	740,148	7,575	8,212	1,954,346	2,518,573

Units purchased	–	–	290,942	652,190	–	–	583,689	692,790
Units redeemed	(420)	(665)	(514,426)	(717,563)	(517)	(637)	(1,068,461)	(1,257,017)

Ending units	1,311	1,731	451,291	674,775	7,058	7,575	1,469,574	1,954,346

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGvtBd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(22,752)	(26,473)	(175,925)	(124,220)	14,794,727	14,884,807	330,743	298,170
Realized gain (loss) on investments	95,422	(17,065)	2,160,076	8,561	(9,152,537)	(7,179,392)	(169,817)	(203,158)
Change in unrealized gain (loss) on investments	261,196	237,683	371,664	1,194,051	20,496,127	(1,647,580)	518,902	(54,664)
Reinvested capital gains	–	–	–	–	–	4,089,356	–	116,491

Net increase (decrease) in contract owners’ equity resulting from operations	333,866	194,145	2,355,815	1,078,392	26,138,317	10,147,191	679,828	156,839

Equity transactions:
Purchase payments received from contract owners (note 3)	11,211	24,472	437,870	330,366	7,754,470	9,863,337	278,666	67,060
Transfers between funds	(259,332)	(395,267)	4,737,084	2,013,959	12,258,651	(13,946,978)	(270,235)	(330,450)
Redemptions (note 3)	(238,333)	(331,457)	(1,926,675)	(1,195,447)	(87,555,211)	(96,449,345)	(1,120,240)	(1,182,424)
Annuity benefits	–	(1,259)	(248)	(202)	(218,526)	(286,401)	(548)	(753)
Annual contract maintenance charges (note 2)	(154)	(182)	(401)	(352)	(6,533)	(7,514)	–	–
Contingent deferred sales charges (note 2)	(2,216)	(4,219)	(12,375)	(15,892)	(440,957)	(775,276)	(13,496)	(17,528)
Adjustments to maintain reserves	(98)	154	(141)	469	7,356	25,114	(769)	(5,230)

Net equity transactions	(488,922)	(707,758)	3,235,114	1,132,901	(68,200,750)	(101,577,063)	(1,126,622)	(1,469,325)

Net change in contract owners’ equity	(155,056)	(513,613)	5,590,929	2,211,293	(42,062,433)	(91,429,872)	(446,794)	(1,312,486)
Contract owners’ equity beginning of period	1,993,413	2,507,026	12,350,961	10,139,668	486,644,647	578,074,519	14,456,473	15,768,959

Contract owners’ equity end of period	$1,838,357	1,993,413	17,941,890	12,350,961	444,582,214	486,644,647	14,009,679	14,456,473

CHANGES IN UNITS:
Beginning units	572,880	788,346	1,016,600	916,675	34,986,437	42,401,094	1,305,790	1,433,490

Units purchased	66,951	6,067	1,233,110	798,536	9,628,365	5,166,947	93,376	98,204
Units redeemed	(184,208)	(221,533)	(1,007,170)	(698,611)	(14,626,464)	(12,581,604)	(192,891)	(225,904)

Ending units	455,623	572,880	1,242,540	1,016,600	29,988,338	34,986,437	1,206,275	1,305,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth		NVITIntIdx8		NVITIntVal2		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(560,757)	(707,507)	10,548	5,110	20	28	661,389	573,963
Realized gain (loss) on investments	9,137,544	2,338,198	107,203	10,218	115	89	5,244,748	3,000,126
Change in unrealized gain (loss) on investments	1,412,357	1,433,040	(92,487)	108,512	(396)	472	(9,243,878)	5,471,388
Reinvested capital gains	–	–	5,820	–	339	307	5,392,480	4,327,033

Net increase (decrease) in contract owners’ equity resulting from operations	9,989,144	3,063,731	31,084	123,840	78	896	2,054,739	13,372,510

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,010	1,596,628	140,604	54,675	–	–	2,181,825	1,895,565
Transfers between funds	(246,017)	(5,026,723)	3,099,542	1,275,851	–	–	(12,767,681)	17,355,746
Redemptions (note 3)	(14,494,175)	(14,615,663)	(288,943)	(152,502)	–	–	(12,372,041)	(7,582,238)
Annuity benefits	(11,732)	(20,253)	(7,397)	(3,591)	(391)	(361)	(166)	(112)
Annual contract maintenance charges (note 2)	(5,069)	(6,045)	(70)	(16)	–	–	(1,275)	(1,067)
Contingent deferred sales charges (note 2)	(39,491)	(64,636)	(400)	(4,732)	–	–	(49,027)	(59,957)
Adjustments to maintain reserves	887	1,065	(130)	28	17	–	1,689	12,428

Net equity transactions	(13,694,587)	(18,135,627)	2,943,206	1,169,713	(374)	(361)	(23,006,676)	11,620,365

Net change in contract owners’ equity	(3,705,443)	(15,071,896)	2,974,290	1,293,553	(296)	535	(20,951,937)	24,992,875
Contract owners’ equity beginning of period	62,462,882	77,534,778	1,293,553	–	5,000	4,465	83,146,605	58,153,730

Contract owners’ equity end of period	$58,757,439	62,462,882	4,267,843	1,293,553	4,704	5,000	62,194,668	83,146,605

CHANGES IN UNITS:
Beginning units	8,225,494	10,681,078	115,357	–	290	313	3,773,123	3,202,480

Units purchased	1,800,142	579,285	356,635	138,008	–	–	985,628	1,957,589
Units redeemed	(3,496,926)	(3,034,869)	(109,663)	(22,651)	(21)	(23)	(1,986,575)	(1,386,946)

Ending units	6,528,710	8,225,494	362,329	115,357	269	290	2,772,176	3,773,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal6		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,100	5,321	528,679	586,335	1,946,143	1,912,170	6,288,887	5,129,172
Realized gain (loss) on investments	84,515	83,169	5,232,588	2,269,706	712,853	1,796,995	22,968,208	12,094,944
Change in unrealized gain (loss) on investments	(222,087)	132,008	(4,384,138)	7,774,707	(1,154,118)	169,994	(16,201,475)	23,492,845
Reinvested capital gains	160,032	117,651	2,869,673	1,199,291	2,137,385	1,116,852	7,526,584	4,284,820

Net increase (decrease) in contract owners’ equity resulting from operations	28,560	338,149	4,246,802	11,830,039	3,642,263	4,996,011	20,582,204	45,001,781

Equity transactions:
Purchase payments received from contract owners (note 3)	21,073	187,804	4,435,568	5,183,365	1,900,442	2,473,516	17,472,080	24,071,094
Transfers between funds	105,586	615,237	(3,817,643)	5,479,350	(3,814,977)	4,851,772	8,655,693	22,750,985
Redemptions (note 3)	(193,607)	(148,296)	(13,549,574)	(7,009,511)	(18,535,673)	(16,282,062)	(78,960,103)	(55,081,131)
Annuity benefits	(28,012)	(22,267)	(102,809)	(79,020)	(99,552)	(98,498)	(844,708)	(592,572)
Annual contract maintenance charges (note 2)	–	15	(8,528)	(7,368)	(1,755)	(1,802)	(15,690)	(13,505)
Contingent deferred sales charges (note 2)	(1,079)	(1,333)	(123,802)	(115,245)	(99,752)	(175,727)	(577,915)	(742,287)
Adjustments to maintain reserves	963	(1,120)	5,110	10,390	16,891	5,141	(4,936)	52,080

Net equity transactions	(95,076)	630,040	(13,161,678)	3,461,961	(20,634,376)	(9,227,660)	(54,275,579)	(9,555,336)

Net change in contract owners’ equity	(66,516)	968,189	(8,914,876)	15,292,000	(16,992,113)	(4,231,649)	(33,693,375)	35,446,445
Contract owners’ equity beginning of period	2,218,661	1,250,472	91,944,365	76,652,365	104,088,296	108,319,945	492,431,181	456,984,736

Contract owners’ equity end of period	$2,152,145	2,218,661	83,029,489	91,944,365	87,096,183	104,088,296	458,737,806	492,431,181

CHANGES IN UNITS:
Beginning units	110,527	67,378	6,062,158	5,839,704	8,816,232	9,613,350	36,140,122	37,043,015

Units purchased	27,311	73,692	1,464,173	1,631,270	2,074,350	4,255,398	7,988,283	7,351,516
Units redeemed	(31,482)	(30,543)	(2,314,881)	(1,408,816)	(3,812,878)	(5,052,516)	(12,042,527)	(8,254,409)

Ending units	106,356	110,527	5,211,450	6,062,158	7,077,704	8,816,232	32,085,878	36,140,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITJPBal		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,509,602	2,296,878	2,826,909	2,496,408	1,127,629	1,431,578	(947,323)	(1,092,405)
Realized gain (loss) on investments	22,661,193	9,788,600	5,251,259	8,361,244	3,662,346	228,047	7,742,130	9,338,403
Change in unrealized gain (loss) on investments	(16,765,734)	17,871,013	(4,965,806)	(1,177,891)	(3,740,415)	11,927,208	(642,339)	(1,322,709)
Reinvested capital gains	5,502,011	3,386,151	4,415,215	2,387,079	3,289,990	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,907,072	33,342,642	7,527,577	12,066,840	4,339,550	13,586,833	6,152,468	6,923,289

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,537	15,773,831	4,175,121	7,155,150	2,009,863	3,066,012	2,042,825	2,135,040
Transfers between funds	(4,682,558)	9,029,847	(1,317,891)	(911,886)	(4,696,096)	(5,680,673)	(3,820,690)	(8,395,544)
Redemptions (note 3)	(39,022,570)	(28,186,292)	(27,358,555)	(25,359,570)	(24,414,789)	(25,190,775)	(15,054,325)	(12,572,303)
Annuity benefits	(451,760)	(320,643)	(193,786)	(184,348)	(26,408)	(43,682)	(34,238)	(25,783)
Annual contract maintenance charges (note 2)	(18,492)	(16,227)	(4,378)	(4,295)	(2,117)	(1,988)	(3,379)	(3,644)
Contingent deferred sales charges (note 2)	(335,301)	(362,313)	(177,931)	(302,259)	(102,389)	(150,460)	(71,895)	(138,521)
Adjustments to maintain reserves	28,405	40,533	3,950	21,511	2,952	8,247	3,062	13,011

Net equity transactions	(33,086,739)	(4,041,264)	(24,873,470)	(19,585,697)	(27,228,984)	(27,993,319)	(16,938,640)	(18,987,744)

Net change in contract owners’ equity	(19,179,667)	29,301,378	(17,345,893)	(7,518,857)	(22,889,434)	(14,406,486)	(10,786,172)	(12,064,455)
Contract owners’ equity beginning of period	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595	81,354,223	93,418,678

Contract owners’ equity end of period	$267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109	70,568,051	81,354,223

CHANGES IN UNITS:
Beginning units	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198	5,554,033	6,941,684

Units purchased	4,870,676	3,810,710	2,478,057	4,314,861	1,342,810	755,019	1,329,194	1,406,289
Units redeemed	(7,141,070)	(4,310,766)	(4,383,960)	(5,936,158)	(3,511,539)	(3,189,626)	(2,417,118)	(2,793,940)

Ending units	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591	4,466,109	5,554,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$333,619	(355,121)	20,274,378	18,343,487	(898,552)	(1,067,790)	(23,927)	(28,145)
Realized gain (loss) on investments	37,048,582	17,125,767	–	–	8,161,996	5,098,643	119,760	376,949
Change in unrealized gain (loss) on investments	(26,131,509)	3,869,428	–	–	(1,015,805)	(2,526,008)	(3,967)	(300,576)
Reinvested capital gains	7,824,153	4,296,884	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,074,845	24,936,958	20,274,378	18,343,487	6,247,639	1,504,845	91,866	48,228

Equity transactions:
Purchase payments received from contract owners (note 3)	5,460,727	7,954,095	70,206,073	55,182,523	1,210,213	1,753,935	7,616	35,249
Transfers between funds	(33,999,028)	(16,999,823)	318,245,844	200,147,154	(10,003,564)	(5,122,612)	(84,689)	(540,501)
Redemptions (note 3)	(48,754,417)	(42,202,385)	(344,730,412)	(243,607,490)	(12,856,650)	(9,914,657)	(144,635)	(174,102)
Annuity benefits	(113,457)	(110,758)	(532,430)	(520,323)	(30,576)	(111,676)	(36)	(47)
Annual contract maintenance charges (note 2)	(4,957)	(5,532)	(6,267)	(6,371)	(1,580)	(1,937)	–	–
Contingent deferred sales charges (note 2)	(287,462)	(402,600)	(1,395,164)	(2,480,167)	(67,961)	(121,066)	(2,235)	(3,232)
Adjustments to maintain reserves	(17,504)	48,328	(134,134)	(330,672)	(1,740)	9,389	(123)	(226)

Net equity transactions	(77,716,098)	(51,718,675)	41,653,510	8,384,654	(21,751,858)	(13,508,624)	(224,102)	(682,859)

Net change in contract owners’ equity	(58,641,253)	(26,781,717)	61,927,888	26,728,141	(15,504,219)	(12,003,779)	(132,236)	(634,631)
Contract owners’ equity beginning of period	291,146,176	317,927,893	546,018,777	519,290,636	80,914,127	92,917,906	1,373,645	2,008,276

Contract owners’ equity end of period	$232,504,923	291,146,176	607,946,665	546,018,777	65,409,908	80,914,127	1,241,409	1,373,645

CHANGES IN UNITS:
Beginning units	12,312,327	14,674,682	45,891,908	45,063,953	5,120,028	5,993,892	122,637	180,755

Units purchased	2,067,422	2,237,020	86,996,574	64,145,669	1,572,146	1,568,605	7,090	18,385
Units redeemed	(5,099,621)	(4,599,375)	(83,665,158)	(63,317,714)	(2,894,092)	(2,442,469)	(26,594)	(76,503)

Ending units	9,280,128	12,312,327	49,223,324	45,891,908	3,798,082	5,120,028	103,133	122,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal		NVITSmCapVal2		NVITSmComp		NVITSmComp2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(441,486)	(2,998,861)	(27,352)	(54,295)	(3,285,226)	(3,736,508)	(99,773)	(93,539)
Realized gain (loss) on investments	28,370,249	46,262,192	260,703	333,537	31,945,808	26,492,778	330,600	244,364
Change in unrealized gain (loss) on investments	(86,190,696)	(15,282,920)	(886,443)	(70,190)	(62,880,047)	4,581,599	(940,028)	237,282
Reinvested capital gains	36,827,953	27,764,788	393,171	268,583	39,992,698	6,624,822	732,961	100,845

Net increase (decrease) in contract owners’ equity resulting from operations	(21,433,980)	55,745,199	(259,921)	477,635	5,773,233	33,962,691	23,760	488,952

Equity transactions:
Purchase payments received from contract owners (note 3)	6,344,608	7,054,419	16,475	66,115	5,413,326	7,604,881	33,095	103,150
Transfers between funds	(43,604,852)	(42,557,186)	(167,478)	(67,403)	(26,284,307)	(19,986,091)	(133,809)	(8,027)
Redemptions (note 3)	(55,855,320)	(54,197,597)	(453,389)	(316,317)	(55,465,119)	(47,777,545)	(434,891)	(295,277)
Annuity benefits	(75,493)	(87,430)	(90)	(119)	(171,791)	(86,966)	–	–
Annual contract maintenance charges (note 2)	(6,608)	(8,367)	–	–	(5,341)	(6,387)	–	–
Contingent deferred sales charges (note 2)	(310,383)	(472,656)	(8,566)	(5,125)	(249,745)	(350,749)	(4,520)	(4,243)
Adjustments to maintain reserves	(19,981)	54,591	(231)	(516)	193,830	27,578	(172)	(363)

Net equity transactions	(93,528,029)	(90,214,226)	(613,279)	(323,365)	(76,569,147)	(60,575,279)	(540,297)	(204,760)

Net change in contract owners’ equity	(114,962,009)	(34,469,027)	(873,200)	154,270	(70,795,914)	(26,612,588)	(516,537)	284,192
Contract owners’ equity beginning of period	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393	5,311,628	5,027,436

Contract owners’ equity end of period	$245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

CHANGES IN UNITS:
Beginning units	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695	350,572	364,034

Units purchased	1,460,932	2,027,865	15,859	32,656	2,239,661	1,933,277	21,067	37,126
Units redeemed	(4,534,160)	(5,410,851)	(57,980)	(56,479)	(5,068,569)	(4,573,072)	(55,190)	(50,588)

Ending units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWFund2		NVITNWLead		NVITNWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,632)	(162,150)	(21,622)	(24,369)	(8)	(16)	(49,886)	(82,168)
Realized gain (loss) on investments	13,316,929	4,104,977	393,750	107,028	67	52	279,175	219,098
Change in unrealized gain (loss) on investments	(5,224,104)	36,768,561	(327,029)	153,860	(259)	195	(1,006,313)	580,311
Reinvested capital gains	15,331,331	–	80,403	–	587	296	2,477,702	1,584,435

Net increase (decrease) in contract owners’ equity resulting from operations	23,157,524	40,711,388	125,502	236,519	387	527	1,700,678	2,301,676

Equity transactions:
Purchase payments received from contract owners (note 3)	4,441,328	6,609,502	95,873	3,090	–	–	533,643	467,542
Transfers between funds	(10,375,547)	(18,857,429)	(290,908)	(79,667)	–	–	(5,391,007)	7,071,469
Redemptions (note 3)	(76,550,981)	(68,450,428)	(666,006)	(87,479)	–	–	(2,711,758)	(2,319,547)
Annuity benefits	(159,362)	(154,951)	–	–	(402)	(369)	–	–
Annual contract maintenance charges (note 2)	(14,233)	(16,142)	–	–	–	–	(227)	(190)
Contingent deferred sales charges (note 2)	(200,528)	(338,868)	(487)	(619)	–	–	(14,007)	(19,811)
Adjustments to maintain reserves	10,020	37,047	(140)	(193)	53	46	26	2,528

Net equity transactions	(82,849,303)	(81,171,269)	(861,668)	(164,868)	(349)	(323)	(7,583,330)	5,201,991

Net change in contract owners’ equity	(59,691,779)	(40,459,881)	(736,166)	71,651	38	204	(5,882,652)	7,503,667
Contract owners’ equity beginning of period	341,193,971	381,653,852	2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780

Contract owners’ equity end of period	$281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

CHANGES IN UNITS:
Beginning units	23,824,168	29,996,004	181,993	195,744	263	286	1,305,544	974,521

Units purchased	2,595,950	997,896	47,770	9,937	–	–	527,892	774,612
Units redeemed	(8,117,332)	(7,169,732)	(113,952)	(23,688)	(22)	(23)	(978,735)	(443,589)

Ending units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITUSGro		NVITUSGro3		NVITVKVal		NVITMltSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,678)	(5,054)	(250,759)	(263,471)	382,521	414,842	3,875,973	4,442,646
Realized gain (loss) on investments	6,946	3,529	605,851	(623,692)	5,719,223	7,607,418	2,640,455	2,036,608
Change in unrealized gain (loss) on investments	71,502	(17,661)	3,420,371	(272,044)	(11,385,657)	118,812	(1,824,280)	(1,380,336)
Reinvested capital gains	–	7,988	–	443,038	3,329,273	4,061,342	7,186	359,552

Net increase (decrease) in contract owners’ equity resulting from operations	72,770	(11,198)	3,775,463	(716,169)	(1,954,640)	12,202,414	4,699,334	5,458,470

Equity transactions:
Purchase payments received from contract owners (note 3)	59,283	156,478	455,305	554,081	2,305,820	2,866,074	2,396,745	2,996,581
Transfers between funds	(37,155)	9,214	(3,057,228)	(1,656,283)	(3,153,122)	959,362	2,897,593	(1,423,531)
Redemptions (note 3)	(7,500)	(17,451)	(4,044,052)	(3,340,177)	(18,153,363)	(13,171,426)	(28,337,908)	(26,514,466)
Annuity benefits	(28,023)	(23,626)	–	–	(69,205)	(63,858)	(54,208)	(59,251)
Annual contract maintenance charges (note 2)	1	–	(307)	(340)	(1,898)	(1,774)	(991)	(1,108)
Contingent deferred sales charges (note 2)	–	–	(18,126)	(34,545)	(61,616)	(108,182)	(110,595)	(166,537)
Adjustments to maintain reserves	1,397	1,133	(731)	1,007	5,360	8,770	5,867	7,894

Net equity transactions	(11,997)	125,748	(6,665,139)	(4,476,257)	(19,128,024)	(9,511,034)	(23,203,497)	(25,160,418)

Net change in contract owners’ equity	60,773	114,550	(2,889,676)	(5,192,426)	(21,082,664)	2,691,380	(18,504,163)	(19,701,948)
Contract owners’ equity beginning of period	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565	153,077,609	172,779,557

Contract owners’ equity end of period	$491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945	134,573,446	153,077,609

CHANGES IN UNITS:
Beginning units	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707	10,669,793	12,458,176

Units purchased	5,909	11,188	485,930	764,045	1,786,524	1,951,256	3,050,774	2,208,027
Units redeemed	(7,244)	(1,854)	(946,036)	(1,112,893)	(3,147,863)	(2,686,479)	(4,695,173)	(3,996,410)

Ending units	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484	9,025,394	10,669,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAFasc		NBTAFocus		NBTAGuard		NBTAInt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,510)	(28,551)	–	(10,575)	(835,454)	(561,786)	78,022	(9,860)
Realized gain (loss) on investments	190,757	117,838	–	14,196	11,077,742	6,155,170	599,542	(15,210)
Change in unrealized gain (loss) on investments	(275,464)	(71,415)	–	(44,424)	(4,644,578)	5,582,720	(1,537,487)	567,011
Reinvested capital gains	25,520	41,931	–	77,524	–	–	768,457	39,325

Net increase (decrease) in contract owners’ equity resulting from operations	(92,697)	59,803	–	36,721	5,597,710	11,176,104	(91,466)	581,266

Equity transactions:
Purchase payments received from contract owners (note 3)	33,565	37,448	–	60,591	1,383,106	1,986,818	678,272	185,185
Transfers between funds	402,122	84,142	–	(819,370)	(6,082,890)	(8,059,576)	8,126,129	5,103,133
Redemptions (note 3)	(198,158)	(187,687)	–	(91,756)	(16,304,293)	(17,129,617)	(1,548,327)	(76,004)
Annuity benefits	(6,166)	(7,290)	–	–	(13,365)	(13,485)	(2,884)	(2,838)
Annual contract maintenance charges (note 2)	(12)	–	–	–	(1,721)	(1,873)	(216)	(11)
Contingent deferred sales charges (note 2)	(1,437)	(3,506)	–	(2,110)	(64,098)	(127,641)	(12,463)	(1,110)
Adjustments to maintain reserves	(43)	42	–	(91)	2,039	10,208	(2,661)	1,043

Net equity transactions	229,871	(76,851)	–	(852,736)	(21,081,222)	(23,335,166)	7,237,850	5,209,398

Net change in contract owners’ equity	137,174	(17,048)	–	(816,015)	(15,483,512)	(12,159,062)	7,146,384	5,790,664
Contract owners’ equity beginning of period	1,623,099	1,640,147	–	816,015	95,838,148	107,997,210	5,800,126	9,462

Contract owners’ equity end of period	$1,760,273	1,623,099	–	–	80,354,636	95,838,148	12,946,510	5,800,126

CHANGES IN UNITS:
Beginning units	118,814	117,937	–	39,503	5,156,402	6,511,626	506,394	812

Units purchased	281,364	29,696	–	6,076	744,063	456,670	1,216,731	556,197
Units redeemed	(262,046)	(28,819)	–	(45,579)	(1,868,040)	(1,811,894)	(601,952)	(50,615)

Ending units	138,132	118,814	–	–	4,032,425	5,156,402	1,121,173	506,394

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,041,586)	(2,148,361)	(830,324)	(864,663)	(48,746)	(5,570)	(183,056)	(81,126)
Realized gain (loss) on investments	29,055,056	22,047,085	18,937,332	23,830,691	567,234	(9,251)	531,346	287,189
Change in unrealized gain (loss) on investments	6,324,263	1,836,406	(20,218,940)	(25,016,481)	(696,613)	170,120	483,657	652,405
Reinvested capital gains	–	–	13,518,440	17,938,790	161,041	230,803	59,366	73,803

Net increase (decrease) in contract owners’ equity resulting from operations	33,337,733	21,735,130	11,406,508	15,888,337	(17,084)	386,102	891,313	932,271

Equity transactions:
Purchase payments received from contract owners (note 3)	2,547,179	3,405,894	2,332,226	5,505,036	252,513	94,964	998,553	605,724
Transfers between funds	(7,882,512)	(11,477,487)	(14,746,424)	(14,857,738)	1,465,865	4,448,313	7,328,269	5,916,753
Redemptions (note 3)	(34,663,487)	(25,190,020)	(28,474,461)	(28,190,128)	(763,648)	(64,475)	(2,900,495)	(801,760)
Annuity benefits	(37,750)	(34,264)	(13,978)	(13,349)	(18,761)	(8,437)	(8,158)	(6,503)
Annual contract maintenance charges (note 2)	(3,928)	(4,460)	(2,142)	(2,076)	(84)	(11)	(541)	(189)
Contingent deferred sales charges (note 2)	(134,352)	(240,045)	(112,940)	(160,526)	(3,889)	(234)	(16,468)	(8,075)
Adjustments to maintain reserves	7,761	35,494	1,082	16,118	(53)	109	(647)	906

Net equity transactions	(40,167,089)	(33,504,888)	(41,016,637)	(37,702,663)	931,943	4,470,229	5,400,513	5,706,856

Net change in contract owners’ equity	(6,829,356)	(11,769,758)	(29,610,129)	(21,814,326)	914,859	4,856,331	6,291,826	6,639,127
Contract owners’ equity beginning of period	167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

Contract owners’ equity end of period	$161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	17,751,807	11,459,981

CHANGES IN UNITS:
Beginning units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

Units purchased	2,266,136	1,503,877	1,928,346	3,147,233	634,092	532,590	995,102	877,835
Units redeemed	(4,192,481)	(3,299,987)	(4,186,819)	(5,630,853)	(558,687)	(80,071)	(601,030)	(456,198)

Ending units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	1,195,809	801,737

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppCapAp		OppGlSec3		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(118,426)	(107,563)	(3,320,850)	(3,204,627)	339,641	(469,840)	245,502	(357,494)
Realized gain (loss) on investments	363,580	412,117	23,295,136	10,427,322	21,827,487	14,612,589	21,072,192	18,336,167
Change in unrealized gain (loss) on investments	469,333	61,508	22,322,044	16,689,140	(21,611,082)	7,777,675	(20,856,397)	(755,888)
Reinvested capital gains	–	–	–	–	11,309,263	12,293,642	8,738,887	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	714,487	366,062	42,296,330	23,911,835	11,865,309	34,214,066	9,200,184	27,291,257

Equity transactions:
Purchase payments received from contract owners (note 3)	121,650	133,880	6,277,396	9,353,193	8,086,350	9,935,846	434,629	500,193
Transfers between funds	(211,389)	(435,630)	(33,122,503)	(44,819,837)	(20,082,233)	(960,092)	(14,064,896)	(13,693,794)
Redemptions (note 3)	(442,515)	(674,643)	(59,145,457)	(57,469,549)	(33,627,276)	(28,008,988)	(22,562,633)	(20,006,578)
Annuity benefits	(591)	(726)	(174,926)	(200,601)	(53,230)	(33,297)	(140,663)	(68,452)
Annual contract maintenance charges (note 2)	–	–	(10,347)	(12,399)	(4,298)	(3,745)	(1,306)	(2,017)
Contingent deferred sales charges (note 2)	(6,989)	(9,493)	(299,975)	(454,472)	(189,900)	(231,361)	(125,496)	(177,401)
Adjustments to maintain reserves	(915)	(2,585)	(19,254)	32,837	(8,649)	38,099	204,936	40,791

Net equity transactions	(540,749)	(989,197)	(86,495,066)	(93,570,828)	(45,879,236)	(19,263,538)	(36,255,429)	(33,407,258)

Net change in contract owners’ equity	173,738	(623,135)	(44,198,736)	(69,658,993)	(34,013,927)	14,950,528	(27,055,245)	(6,116,001)
Contract owners’ equity beginning of period	6,440,258	7,063,393	359,605,172	429,264,165	235,765,871	220,815,343	181,248,344	187,364,345

Contract owners’ equity end of period	$6,613,996	6,440,258	315,406,436	359,605,172	201,751,944	235,765,871	154,193,099	181,248,344

CHANGES IN UNITS:
Beginning units	561,578	651,152	21,906,532	28,080,385	10,676,504	11,634,927	11,724,356	14,093,591

Units purchased	30,420	41,543	2,461,251	1,474,498	1,951,015	2,600,533	933,209	57,920
Units redeemed	(76,381)	(131,117)	(7,350,592)	(7,648,351)	(3,953,488)	(3,558,956)	(2,895,912)	(2,427,155)

Ending units	515,617	561,578	17,017,191	21,906,532	8,674,031	10,676,504	9,761,653	11,724,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppHighIncS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(47,643)	(64,989)	(12,462)	–	152,772	(13,704)	12,300	15,342
Realized gain (loss) on investments	479,556	622,041	(20,706)	–	10,353	26,596	(5,318)	(9,822)
Change in unrealized gain (loss) on investments	(482,044)	21,594	(37,536)	–	(147,534)	110,597	(10,954)	7,677
Reinvested capital gains	332,750	363,311	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	282,619	941,957	(70,704)	–	15,591	123,489	(3,972)	13,197

Equity transactions:
Purchase payments received from contract owners (note 3)	47,601	–	171,700	–	165,663	57,239	1	3,789
Transfers between funds	(297,816)	(674,731)	1,813,781	–	(718,229)	2,330,552	17,153	(95,481)
Redemptions (note 3)	(482,722)	(512,544)	(160,801)	–	(519,758)	(103,754)	(3,574)	(3,577)
Annuity benefits .	(2,727)	–	–	–	–	–	(25,728)	(25,609)
Annual contract maintenance charges (note 2)	–	–	(3)	–	(24)	(8)	–	–
Contingent deferred sales charges (note 2)	(5,689)	(7,507)	(985)	–	(357)	(443)	–	–
Adjustments to maintain reserves	218	(500)	(44)	–	(62)	12	809	685

Net equity transactions	(741,135)	(1,195,282)	1,823,648	–	(1,072,767)	2,283,598	(11,339)	(120,193)

Net change in contract owners’ equity	(458,516)	(253,325)	1,752,944	–	(1,057,176)	2,407,087	(15,311)	(106,996)
Contract owners’ equity beginning of period	6,740,600	6,993,925	–	–	2,407,087	–	143,303	250,299

Contract owners’ equity end of period	$6,282,084	6,740,600	1,752,944	–	1,349,911	2,407,087	127,992	143,303

CHANGES IN UNITS:
Beginning units	416,735	497,633	–	–	225,947	–	11,906	22,431

Units purchased	1	–	275,803	–	215,299	367,550	1,534	330
Units redeemed	(46,425)	(80,898)	(92,846)	–	(312,972)	(141,603)	(2,620)	(10,855)

Ending units	370,311	416,735	182,957	–	128,274	225,947	10,820	11,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCap		OppMStSCapS		OppMSt		OppMStS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(103,193)	(28,306)	(2,333)	(2,297)	(504,309)	(144,571)	(86,815)	(69,992)
Realized gain (loss) on investments	564,999	1,989	7,112	5,286	17,703,416	3,023,872	453,823	414,245
Change in unrealized gain (loss) on investments	(1,360,991)	519,827	(16,502)	15,073	(5,699,597)	39,498,562	(152,918)	707,013
Reinvested capital gains	305,134	–	7,442	5,533	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(594,051)	493,510	(4,281)	23,595	11,499,510	42,377,863	214,090	1,051,266

Equity transactions:
Purchase payments received from contract owners (note 3)	561,330	279,918	3,250	25,076	5,107,934	6,276,803	82,477	106,953
Transfers between funds	5,974,508	6,424,758	1,012	14,629	(14,580,448)	(14,770,046)	(115,776)	(302,473)
Redemptions (note 3)	(1,669,503)	(108,805)	(9,487)	(8,778)	(60,933,569)	(49,018,474)	(613,701)	(584,968)
Annuity benefits .	–	–	(12,645)	(10,726)	(111,431)	(101,764)	–	–
Annual contract maintenance charges (note 2)	(160)	(8)	–	–	(5,241)	(5,965)	–	–
Contingent deferred sales charges (note 2)	(4,995)	(267)	–	–	(280,459)	(499,623)	(4,494)	(6,676)
Adjustments to maintain reserves .	(519)	179	536	348	13,585	42,092	(201)	(409)

Net equity transactions	4,860,661	6,595,775	(17,334)	20,549	(70,789,629)	(58,076,977)	(651,695)	(787,573)

Net change in contract owners’ equity	4,266,610	7,089,285	(21,615)	44,144	(59,290,119)	(15,699,114)	(437,605)	263,693)
Contract owners’ equity beginning of period	7,089,285	–	211,533	167,389	331,229,480	346,928,594	8,944,319	8,680,626

Contract owners’ equity end of period	$11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480	8,506,714	8,944,319

CHANGES IN UNITS:
Beginning units	660,025	–	14,220	12,741	23,057,427	27,537,079	714,818	782,227

Units purchased	1,191,977	757,122	264	1,966	4,114,868	1,600,007	38,789	41,046
Units redeemed	(743,345)	(97,097)	(1,372)	(487)	(8,698,651)	(6,079,659)	(89,175)	(108,455)

Ending units	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427	664,432	714,818

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMidCap		OppStratBdS		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,870,510)	(2,311,117)	91,649	98,251	23,833	11,644	13,037	3,171
Realized gain (loss) on investments	19,281,977	24,087,576	112,129	83,883	(6,026)	(193)	2,311	2,648
Change in unrealized gain (loss) on investments	(8,471,023)	(18,181,537)	241,735	73,209	37,674	(22,127)	13,637	236
Reinvested capital gains	–	–	–	–	1,346	19,369	–	917

Net increase (decrease) in contract owners’ equity resulting from operations	8,940,444	3,594,922	445,513	255,343	56,827	8,693	28,985	6,972

Equity transactions:
Purchase payments received from contract owners (note 3)	3,839,629	5,438,643	226,721	159,247	61,091	31,297	52,049	3,328
Transfers between funds	(15,715,410)	(29,279,257)	660,896	1,087,406	(274,221)	750,508	158,654	215,835
Redemptions (note 3)	(32,490,201)	(26,860,995)	(421,753)	(469,217)	(325,015)	(35,516)	(84,220)	(4,784)
Annuity benefits .	(11,118)	(10,439)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,723)	(12,921)	–	–	(64)	(21)	(9)	(2)
Contingent deferred sales charges (note 2)	(144,869)	(281,868)	(5,125)	(2,598)	–	(21)	–	–
Adjustments to maintain reserves .	981	13,554	(138)	(246)	4,827	206	(43)	99

Net equity transactions	(44,531,711)	(50,993,283)	460,601	774,592	(533,382)	746,453	126,431	214,476

Net change in contract owners’ equity	(35,591,267)	(47,398,361)	906,114	1,029,935	(476,555)	755,146	155,416	221,448
Contract owners’ equity beginning of period	171,517,701	218,916,062	5,583,752	4,553,817	755,146	–	221,448	–

Contract owners’ equity end of period	$135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146	376,864	221,448

CHANGES IN UNITS:
Beginning units	11,328,404	14,779,566	418,884	360,341	74,407	–	21,396	–

Units purchased	1,977,736	1,097,468	94,813	118,995	43,913	90,401	36,096	38,737
Units redeemed	(4,669,727)	(4,548,630)	(61,032)	(60,452)	(93,237)	(15,994)	(23,644)	(17,341)

Ending units	8,636,413	11,328,404	452,665	418,884	25,083	74,407	33,848	21,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		RCFMicroCap		SBLGlob		SBLMidCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1	85	3,097	(267)	(1,810)	(498)	(669)	(125)
Realized gain (loss) on investments	1,989	1,322	7,154	934	9,856	24	1,271	1
Change in unrealized gain (loss) on investments	(8,685)	2,738	(53,353)	5,510	3,230	14,481	(8,246)	2,538
Reinvested capital gains	4,735	848	39,215	6,176	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,960)	4,993	(3,887)	12,353	11,276	14,007	(7,644)	2,414

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	158,327	20,235	26,732	3,999	7,641	2,170
Transfers between funds	–	–	212,644	110,313	118,881	101,094	3,848	53,354
Redemptions (note 3)	(8,256)	(7,458)	(27,884)	(13,919)	(84,802)	–	(1,602)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(123)	(19)	(37)	(9)	(8)	(5)
Contingent deferred sales charges (note 2)	–	–	(99)	–	(109)	–	–	–
Adjustments to maintain reserves	170	152	(72)	19	(62)	(8)	(40)	21

Net equity transactions	(8,086)	(7,306)	342,793	116,629	60,603	105,076	9,839	55,540

Net change in contract owners’ equity	(10,046)	(2,313)	338,906	128,982	71,879	119,083	2,195	57,954
Contract owners’ equity beginning of period	38,143	40,456	128,982	–	119,083	–	57,954	–

Contract owners’ equity end of period	$28,097	38,143	467,888	128,982	190,962	119,083	60,149	57,954

CHANGES IN UNITS:
Beginning units	2,742	3,329	11,724	–	10,257	–	5,632	–

Units purchased	–	–	43,356	14,644	9,873	10,960	5,025	7,199
Units redeemed	(565)	(587)	(13,702)	(2,920)	(4,847)	(703)	(4,055)	(1,567)

Ending units	2,177	2,742	41,378	11,724	15,283	10,257	6,602	5,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLAsAlloc		SBLEqInc		SBLHighYld		SBLSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,565)	(359)	(2,820)	(577)	(5,333)	(2,305)	(4,387)	(718)
Realized gain (loss) on investments	5,757	5,099	18,038	292	35,562	1,129	4,480	10
Change in unrealized gain (loss) on investments	(4,569)	2,191	(13,238)	14,101	(23,113)	29,257	16,405	12,898
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(377)	6,931	1,980	13,816	7,116	28,081	16,498	12,190

Equity transactions:
Purchase payments received from contract owners (note 3)	21,066	5,648	45,498	7,124	51,986	17,381	176,666	19,205
Transfers between funds	148,997	52,041	247,152	137,971	(73,886)	588,535	255,046	158,419
Redemptions (note 3)	(109,777)	–	(162,739)	–	(156,035)	(24,758)	(24,723)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	(3)	(41)	(1)	(52)	(12)	(87)	(10)
Contingent deferred sales charges (note 2)	(312)	–	(116)	–	–	(20)	(164)	–
Adjustments to maintain reserves	2,016	29	(86)	(10)	(27)	35	(180)	(56)

Net equity transactions	61,933	57,715	129,668	145,084	(178,014)	581,161	406,558	177,558

Net change in contract owners’ equity	61,556	64,646	131,648	158,900	(170,898)	609,242	423,056	189,748
Contract owners’ equity beginning of period	64,646	–	158,900	–	609,242	–	189,748	–

Contract owners’ equity end of period	$126,202	64,646	290,548	158,900	438,344	609,242	612,804	189,748

CHANGES IN UNITS:
Beginning units	5,872	–	13,985	–	57,506	–	17,623	–

Units purchased	31,951	11,133	22,577	14,232	35,310	65,669	50,680	17,650
Units redeemed	(26,891)	(5,261)	(11,412)	(247)	(51,842)	(8,163)	(16,081)	(27)

Ending units	10,932	5,872	25,150	13,985	40,974	57,506	52,222	17,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLMidCapVal		SBLSmCapGr		SBLSel25		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(11,825)	(1,817)	(14)	(2)	(71)	(62)	(198,182)	(28,146)
Realized gain (loss) on investments	29,869	842	159	11	813	1	1,159,924	23,073
Change in unrealized gain (loss) on investments	(67,141)	33,110	(60)	41	(1,017)	1,125	1,060,069	1,279,014
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(49,097)	32,135	85	50	(275)	1,064	2,021,811	1,273,941

Equity transactions:
Purchase payments received from contract owners (note 3)	354,059	50,283	5,458	2,856	3,177	1,281	625,835	253,126
Transfers between funds	729,003	447,552	(4,842)	(2,065)	(9,644)	9,869	6,994,393	14,277,070
Redemptions (note 3)	(156,138)	(14,299)	(10)	–	–	–	(2,479,531)	(367,899)
Annuity benefits	–	–	–	–	–	–	(17,614)	(3,450)
Annual contract maintenance charges (note 2)	(234)	(38)	(1)	(1)	(4)	–	(84)	(4)
Contingent deferred sales charges (note 2)	(185)	–	–	–	–	–	(12,151)	(207)
Adjustments to maintain reserves	–	(77)	35	(4)	–	(2)	761	424

Net equity transactions	926,505	483,421	640	786	(6,471)	11,148	5,111,609	14,159,060

Net change in contract owners’ equity	877,408	515,556	725	836	(6,746)	12,212	7,133,420	15,433,001
Contract owners’ equity beginning of period	515,556	–	836	–	12,212	–	15,481,643	48,642

Contract owners’ equity end of period	$1,392,964	515,556	1,561	836	5,466	12,212	22,615,063	15,481,643

CHANGES IN UNITS:
Beginning units	48,041	–	81	–	1,127	–	1,416,705	4,351

Units purchased	136,051	51,790	187	104	110	1,127	1,349,612	1,511,835
Units redeemed	(55,254)	(3,749)	(123)	(23)	(692)	–	(921,949)	(99,481)

Ending units	128,838	48,041	145	81	545	1,127	1,844,368	1,416,705

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		DrySRGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,112	34,742	143,811	36,754	(510,988)	(1,040,168)	(3,240)	(4,699)
Realized gain (loss) on investments	824,754	198,939	27,283	631	2,628,807	(7,754,082)	8,323	23,931
Change in unrealized gain (loss) on investments	(2,124,100)	937,768	37,028	21,135	3,695,392	16,203,587	6,409	(4,386)
Reinvested capital gains	1,402,463	379,955	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	177,229	1,551,404	208,122	58,520	5,813,211	7,409,337	11,492	14,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,260,077	872,829	394,115	276,640	3,159,193	3,996,911	150	1,098
Transfers between funds	8,989,178	14,435,883	3,509,439	2,844,360	(5,973,294)	(8,570,132)	(8,350)	(88,635)
Redemptions (note 3)	(3,054,959)	(502,540)	(476,933)	(176,039)	(19,184,657)	(18,139,671)	(24,551)	(15,123)
Annuity benefits	(55,610)	(29,881)	(18,484)	(14,756)	(9,229)	(22,415)	–	–
Annual contract maintenance charges (note 2)	(190)	(43)	(15)	–	(13,255)	(15,351)	–	–
Contingent deferred sales charges (note 2)	(8,664)	(6,537)	(946)	(3,293)	(69,166)	(143,937)	(252)	(22)
Adjustments to maintain reserves	3,162	2,849	1,676	414	9,588	8,251	(60)	(41)

Net equity transactions	7,132,994	14,772,560	3,408,852	2,927,326	(22,080,820)	(22,886,344)	(33,063)	(102,723)

Net change in contract owners’ equity	7,310,223	16,323,964	3,616,974	2,985,846	(16,267,609)	(15,477,007)	(21,571)	(87,877)
Contract owners’ equity beginning of period	16,630,835	306,871	3,095,042	109,196	95,028,131	110,505,138	221,499	309,376

Contract owners’ equity end of period	$23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131	199,928	221,499

CHANGES IN UNITS:
Beginning units	1,364,550	29,152	278,165	10,922	8,426,635	10,565,350	21,134	31,607

Units purchased	1,758,530	1,694,415	587,621	324,863	1,199,991	430,335	186	1,481
Units redeemed	(1,136,337)	(359,017)	(267,839)	(57,620)	(3,119,544)	(2,569,050)	(3,244)	(11,954)

Ending units	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635	18,076	21,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1		VEWrldHAs
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(318,935)	(188,951)	(289,225)	(217,778)	(552,212)	(588,019)	(287,517)	(329,046)
Realized gain (loss) on investments	4,754,820	3,745,605	8,369,104	5,646,751	4,389,248	11,969,321	5,478,595	4,327,112
Change in unrealized gain (loss) on investments	1,073,929	3,143,897	(2,732,347)	3,828,925	8,692,406	(5,961,774)	1,678,174	526,292
Reinvested capital gains	7,145,439	3,167,338	8,098,344	4,308,175	5,718,183	3,077,491	3,746,441	1,838,729

Net increase (decrease) in contract owners’ equity resulting from operations	12,655,253	9,867,889	13,445,876	13,566,073	18,247,625	8,497,019	10,615,693	6,363,087

Equity transactions:
Purchase payments received from contract owners (note 3)	899,719	1,050,695	210,116	186,438	960,182	904,895	196,048	173,898
Transfers between funds	3,310,415	1,628,136	(3,869,581)	(4,505,537)	5,259,716	(3,793,485)	(3,522,920)	(3,884,285
Redemptions (note 3)	(8,694,643)	(4,406,231)	(11,164,788)	(7,149,235)	(9,232,873)	(7,592,682)	(5,883,964)	(3,905,451
Annuity benefits	(1,033)	(722)	(38,506)	(28,185)	(4,538)	(3,661)	(21,463)	(5,082)
Annual contract maintenance charges (note 2)	(181)	(132)	(948)	(943)	(196)	(159)	(344)	(384)
Contingent deferred sales charges (note 2)	(44,893)	(28,064)	(26,351)	(39,953)	(30,077)	(60,370)	(13,033)	(23,266)
Adjustments to maintain reserves	1,980	124,619	2,518	12,529	1,811	18,530	8,280	(100,630)

Net equity transactions	(4,528,636)	(1,631,699)	(14,887,540)	(11,524,886)	(3,045,975)	(10,526,932)	(9,237,396)	(7,745,200)

Net change in contract owners’ equity	8,126,617	8,236,190	(1,441,664)	2,041,187	15,201,650	(2,029,913)	1,378,297	(1,382,113)
Contract owners’ equity beginning of period	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419	29,138,745	30,520,858

Contract owners’ equity end of period	$45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506	30,517,042	29,138,745

CHANGES IN UNITS:
Beginning units	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864	1,061,403	1,384,893

Units purchased	1,182,476	1,206,276	242,210	11,553	1,231,030	1,915,037	112,631	21,437
Units redeemed	(1,351,030)	(1,322,576)	(617,202)	(544,471)	(1,376,957)	(2,481,825)	(373,741)	(344,927

Ending units	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076	800,293	1,061,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLCom2		VKLStratGro2		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,831)	(110,448)	(49,034)	(50,655)	226,501	3,936	19,089	17,557
Realized gain (loss) on investments	1,128,630	764,017	216,127	104,491	54,488	(8,424)	(182)	(9,126)
Change in unrealized gain (loss) on investments	(2,196,928)	704,379	185,542	(33,385)	58,059	57,830	13,179	2,882
Reinvested capital gains	430,843	1,126,315	–	–	–	2,411	–	4,069

Net increase (decrease) in contract owners’ equity resulting from operations	(686,286)	2,484,263	352,635	20,451	339,048	55,753	32,086	15,382

Equity transactions:
Purchase payments received from contract owners (note 3)	237,209	191,862	48,464	34,932	544,071	197,646	70,440	146,008
Transfers between funds	(517,420)	(259,767)	(175,282)	(145,891)	7,775,741	3,949,802	359,331	212,053
Redemptions (note 3)	(1,819,860)	(1,404,892)	(304,226)	(153,299)	(1,398,276)	(185,923)	(82,913)	(52,961)
Annuity benefits	(4,454)	–	–	–	–	–	(6,676)	(6,452)
Annual contract maintenance charges (note 2)	–	–	–	–	(155)	(6)	–	–
Contingent deferred sales charges (note 2)	(27,484)	(22,774)	(4,557)	(357)	(9,154)	(743)	(828)	(843)
Adjustments to maintain reserves	10	(1,147)	(44)	(280)	(403)	36	786	435

Net equity transactions	(2,131,999)	(1,496,718)	(435,645)	(264,895)	6,911,824	3,960,812	340,140	298,240

Net change in contract owners’ equity	(2,818,285)	987,545	(83,010)	(244,444)	7,250,872	4,016,565	372,226	313,622
Contract owners’ equity beginning of period	19,854,900	18,867,355	2,564,525	2,808,969	4,016,565	–	785,440	471,818

Contract owners’ equity end of period	$17,036,615	19,854,900	2,481,515	2,564,525	11,267,437	4,016,565	1,157,666	785,440

CHANGES IN UNITS:
Beginning units	1,437,197	1,555,924	254,837	281,218	385,528	–	60,560	37,278

Units purchased	56,232	72,818	7,856	9,772	1,106,941	481,454	47,648	48,919
Units redeemed	(212,314)	(191,545)	(47,382)	(36,153)	(454,763)	(95,926)	(14,908)	(25,637)

Ending units	1,281,115	1,437,197	215,311	254,837	1,037,706	385,528	93,300	60,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUMCpGro		VKUUSRE		VicDivrStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,483,211	2,251,003	(348,499)	(426,739)	(480,825)	(452,487)	(107,915)	(175,286)
Realized gain (loss) on investments	(300,458)	164,038	3,932,936	3,106,502	73,854,637	46,660,577	1,020,425	568,588
Change in unrealized gain (loss) on investments	(665,909)	(302,610)	193,931	(2,797,322)	(152,134,697)	41,050,396	(826,978)	939,041
Reinvested capital gains	763,543	569,800	1,274,971	2,080,800	27,528,039	23,801,070	1,202,247	482,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,280,387	2,682,231	5,053,339	1,963,241	(51,232,846)	111,059,556	1,287,779	1,814,675

Equity transactions:
Purchase payments received from contract owners (note 3)	119,639	143,428	427,040	535,611	6,455,945	7,374,893	243,136	207,646
Transfers between funds	(2,665,352)	(4,337,673)	(2,902,597)	(462,563)	(86,460,477)	(648,618)	(837,379)	(992,392)
Redemptions (note 3)	(5,436,018)	(3,973,277)	(4,644,511)	(4,561,021)	(56,175,289)	(44,838,722)	(3,062,040)	(1,812,196
Annuity benefits	(9,512)	(11,892)	(5,634)	(7,310)	(116,992)	(101,412)	–	–
Annual contract maintenance charges (note 2)	(442)	(592)	(404)	(539)	(5,902)	(6,261)	–	–
Contingent deferred sales charges (note 2)	(14,810)	(36,691)	(19,710)	(40,395)	(342,146)	(356,617)	(17,325)	(20,531)
Adjustments to maintain reserves	(18,654)	11,487	(15,024)	2,490	4,350	130,079	787	4,257

Net equity transactions	(8,025,149)	(8,205,210)	(7,160,840)	(4,533,727)	(136,640,511)	(38,446,658)	(3,672,821)	(2,613,216)

Net change in contract owners’ equity	(6,744,762)	(5,522,979)	(2,107,501)	(2,570,486)	(187,873,357)	72,612,898	(2,385,042)	(798,541)
Contract owners’ equity beginning of period	28,929,453	34,452,432	28,561,563	31,132,049	397,641,853	325,028,955	15,902,096	16,700,637

Contract owners’ equity end of period	$22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853	13,517,054	15,902,096

CHANGES IN UNITS:
Beginning units	1,142,148	1,499,114	3,019,705	3,599,728	10,845,668	12,119,855	1,255,579	1,477,938

Units purchased	92,975	9,030	1,078,406	1,055,004	2,040,517	2,984,483	303,058	26,727
Units redeemed	(398,022)	(365,996)	(1,701,895)	(1,635,027)	(5,880,555)	(4,258,670)	(583,436)	(249,086)

Ending units	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668	975,201	1,255,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRAsStrat		WRBal		WRBond		WRCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,750,184)	(2,178,958)	51,733	50,348	3,318,179	2,772,980	(1,870,341)	(1,207,892)
Realized gain (loss) on investments	5,259,266	3,558,053	3,144,467	2,022,808	(203,248)	(641,512)	7,686,441	2,347,220
Change in unrealized gain (loss) on investments	83,813,774	(2,036,657)	8,076,334	6,684,221	1,758,736	430,465	2,167,297	28,319,315
Reinvested capital gains	14,731,001	37,163,816	1,795	325,133	–	27,174	22,981,411	7,078,842

Net increase (decrease) in contract owners’ equity resulting from operations	102,053,857	36,506,254	11,274,329	9,082,510	4,873,667	2,589,107	30,964,808	36,537,485

Equity transactions:
Purchase payments received from contract owners (note 3)	8,691,525	6,922,146	1,265,149	2,069,999	1,952,475	1,655,772	3,404,189	5,012,945
Transfers between funds	9,698,337	22,515,234	(3,508,055)	(5,773,148)	40,090,803	(783,660)	(15,538,802)	(11,026,135)
Redemptions (note 3)	(18,495,618)	(14,652,338)	(7,525,316)	(7,110,294)	(8,464,274)	(7,066,942)	(19,709,254)	(17,218,516)
Annuity benefits	(15,846)	(9,331)	(13,028)	(11,750)	(13,130)	(11,350)	(16,231)	(12,360)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(290,666)	(265,373)	(103,889)	(124,703)	(117,093)	(130,903)	(312,818)	(359,243)
Adjustments to maintain reserves	3,450	97,373	(1,096)	13,961	1,971	489	5,747	39,171

Net equity transactions	(408,818)	14,607,711	(9,886,235)	(10,935,935)	33,450,752	(6,336,594)	(32,167,169)	(23,564,138)

Net change in contract owners’ equity	101,645,039	51,113,965	1,388,094	(1,853,425)	38,324,419	(3,747,487)	(1,202,361)	12,973,347
Contract owners’ equity beginning of period	243,159,256	192,045,291	97,251,131	99,104,556	90,872,949	94,620,436	260,740,459	247,767,112

Contract owners’ equity end of period	$344,804,295	243,159,256	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459

CHANGES IN UNITS:
Beginning units	14,439,370	13,534,569	7,857,473	8,795,903	7,144,826	7,659,203	25,267,360	27,738,468

Units purchased	1,694,667	2,719,579	324,493	492,017	3,860,087	766,763	736,020	1,494,254
Units redeemed	(1,743,499)	(1,814,778)	(1,078,696)	(1,430,447)	(1,260,533)	(1,281,140)	(3,659,949)	(3,965,362)

Ending units	14,390,538	14,439,370	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRDivInc		WREnergy		WRGlNatRes		WRGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(135,172)	69,251	(33,422)	(1,755)	(732,490)	(309,143)	(3,616,784)	(3,785,387)
Realized gain (loss) on investments	587,915	165,994	58,709	(29,651)	1,249,986	187,347	11,276,144	3,441,849
Change in unrealized gain (loss) on investments	4,510,087	2,783,335	2,095,711	2,068	14,000,634	4,084,168	45,858,613	10,172,594
Reinvested capital gains	322,208	154,290	29,226	–	5,064,463	1,535,374	6,725,125	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,285,038	3,172,870	2,150,224	(29,338)	19,582,593	5,497,746	60,243,098	9,829,056

Equity transactions:
Purchase payments received from contract owners (note 3)	1,901,308	1,280,239	1,073,891	288,317	2,391,903	2,450,116	3,036,005	4,752,624
Transfers between funds	6,128,540	10,914,379	6,106,284	1,847,982	8,276,339	20,175,635	(21,241,983)	(32,012,674)
Redemptions (note 3)	(1,870,494)	(860,591)	(447,182)	(27,153)	(3,353,805)	(1,169,867)	(19,497,829)	(18,244,555)
Annuity benefits	(4,818)	(3,592)	–	–	(3,184)	(2,123)	(12,730)	(11,342)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(28,424)	(8,451)	(6,071)	(425)	(53,144)	(12,092)	(328,606)	(406,942
Adjustments to maintain reserves	1,163	6,748	(189)	(244)	3,745	17,256	(3,791)	21,934

Net equity transactions	6,127,275	11,328,732	6,726,733	2,108,477	7,261,854	21,458,925	(38,048,934)	(45,900,955)

Net change in contract owners’ equity	11,412,313	14,501,602	8,876,957	2,079,139	26,844,447	26,956,671	22,194,164	(36,071,899)
Contract owners’ equity beginning of period	31,724,593	17,222,991	2,079,139	–	43,850,732	16,894,061	270,419,191	306,491,090

Contract owners’ equity end of period	$43,136,906	31,724,593	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191

CHANGES IN UNITS:
Beginning units	2,287,217	1,421,645	225,125	–	2,887,238	1,378,143	28,866,345	33,936,580

Units purchased	721,623	1,110,335	678,343	250,745	853,106	1,739,253	788,814	1,114,688
Units redeemed	(309,038)	(244,763)	(108,752)	(25,620)	(453,177)	(230,158)	(4,506,687)	(6,184,923)

Ending units	2,699,802	2,287,217	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRHiInc		WRIntGro		WRIntVal		WRLTBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,313,024	4,706,041	(599,501)	(526,441)	113,229	234,808	620,498	814,956
Realized gain (loss) on investments	198,966	(200,651)	2,926,709	2,228,068	1,415,784	293,886	(1,081,634)	(146,086)
Change in unrealized gain (loss) on investments	(3,385,854)	2,301,066	10,110,684	10,830,967	(1,937,952)	4,039,274	1,110,733	322,750
Reinvested capital gains	–	–	2,224,092	–	3,592,027	2,422,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,126,136	6,806,456	14,661,984	12,532,594	3,183,088	6,990,895	649,597	991,620

Equity transactions:
Purchase payments received from contract owners (note 3)	1,605,584	1,702,983	1,928,460	2,064,420	1,246,348	814,250	102,479	534,803
Transfers between funds	3,319,010	1,822,019	3,932,861	530,078	2,376,758	7,929,531	(35,801,355)	(2,990,817
Redemptions (note 3)	(6,205,112)	(5,439,316)	(6,031,845)	(5,168,734)	(3,069,392)	(1,663,107)	(2,050,313)	(3,017,007)
Annuity benefits	(6,575)	(5,735)	(4,209)	(283)	(4,334)	(257)	(2,903)	(2,283)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(79,375)	(102,406)	(102,870)	(101,985)	(50,005)	(38,346)	(28,396)	(63,474)
Adjustments to maintain reserves	(2,327)	6,854	5,698	21,423	(6,059)	9,094	(7,174)	250

Net equity transactions	(1,368,795)	(2,015,601)	(271,905)	(2,655,081)	493,316	7,051,165	(37,787,662)	(5,538,528)

Net change in contract owners’ equity	757,341	4,790,855	14,390,079	9,877,513	3,676,404	14,042,060	(37,138,065)	(4,546,908)
Contract owners’ equity beginning of period	83,298,557	78,507,702	75,601,879	65,724,366	36,374,070	22,332,010	37,138,065	41,684,973

Contract owners’ equity end of period	$84,055,898	83,298,557	89,991,958	75,601,879	40,050,474	36,374,070	–	37,138,065

CHANGES IN UNITS:
Beginning units	5,604,764	5,754,595	6,317,661	6,562,646	2,084,663	1,636,753	3,102,882	3,575,770

Units purchased	719,281	771,146	874,190	968,491	515,583	736,295	103,694	365,505
Units redeemed	(809,521)	(920,977)	(911,798)	(1,213,476)	(481,650)	(288,385)	(3,206,576)	(838,393)

Ending units	5,514,524	5,604,764	6,280,053	6,317,661	2,118,596	2,084,663	–	3,102,882

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,777)	(79,069)	(189,802)	(70,154)	1,149,836	805,168	185,409	298,244
Realized gain (loss) on investments	533,444	438,083	268,939	59,706	–	–	(33,894)	(27,848)
Change in unrealized gain (loss) on investments	(135,320)	114,745	959,096	540,013	–	–	34,819	(12,895)
Reinvested capital gains	–	–	402,368	3,183	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	311,347	473,759	1,440,601	532,748	1,149,836	805,168	186,334	257,501

Equity transactions:
Purchase payments received from contract owners (note 3)	167,999	310,446	705,919	566,622	6,425,111	2,312,631	180,809	95,979
Transfers between funds	(191,234)	1,752,869	4,284,892	6,648,900	13,381,445	13,224,480	1,168,475	2,200,182
Redemptions (note 3)	(535,335)	(324,666)	(1,189,904)	(275,266)	(11,513,739)	(7,459,186)	(833,291)	(296,490)
Annuity benefits	(4,681)	–	–	–	(631)	(256)	(2,215)	(2,209)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,146)	(4,791)	(17,406)	(3,603)	(143,763)	(131,082)	(13,429)	(4,246)
Adjustments to maintain reserves	148	1,730	1,300	2,344	7,010	(11,512)	34	110

Net equity transactions	(573,249)	1,735,588	3,784,801	6,938,997	8,155,433	7,935,075	500,383	1,993,326

Net change in contract owners’ equity	(261,902)	2,209,347	5,225,402	7,471,745	9,305,269	8,740,243	686,717	2,250,827
Contract owners’ equity beginning of period	6,684,118	4,474,771	11,595,360	4,123,615	31,187,936	22,447,693	8,678,994	6,428,167

Contract owners’ equity end of period	$6,422,216	6,684,118	16,820,762	11,595,360	40,493,205	31,187,936	9,365,711	8,678,994

CHANGES IN UNITS:
Beginning units	457,441	339,344	954,630	363,735	2,969,855	2,198,821	808,187	618,701

Units purchased	81,315	256,478	484,641	711,487	3,200,311	2,582,807	266,232	329,426
Units redeemed	(121,970)	(138,381)	(193,530)	(120,592)	(2,434,872)	(1,811,773)	(219,054)	(139,940)

Ending units	416,786	457,441	1,245,741	954,630	3,735,294	2,969,855	855,365	808,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRRealEstS		WRSciTech		WRSmCpGr		WRSmCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(234,727)	(95,232)	(1,703,395)	(1,667,424)	(1,739,372)	(1,930,505)	(176,499)	(143,927)
Realized gain (loss) on investments	1,810,968	380,561	5,976,451	5,084,701	6,072,623	7,996,394	(59,747)	91,021
Change in unrealized gain (loss) on investments	(7,086,843)	4,288,987	(3,045,846)	850,742	(1,757,309)	(14,162,677)	(1,042,471)	763,134
Reinvested capital gains	864,218	674,509	25,247,198	3,314,400	12,468,603	12,532,030	574,769	1,051,893

Net increase (decrease) in contract owners’ equity resulting from operations	(4,646,384)	5,248,825	26,474,408	7,582,419	15,044,545	4,435,242	(703,948)	1,762,121

Equity transactions:
Purchase payments received from contract owners (note 3)	673,618	663,817	2,375,156	2,432,710	1,468,283	2,373,484	327,491	307,172
Transfers between funds	(2,777,389)	8,002,811	(3,716,863)	(9,648,484)	(8,842,772)	(17,972,882)	272,410	318,421
Redemptions (note 3)	(2,285,844)	(1,612,552)	(9,440,600)	(7,712,554)	(9,448,666)	(9,331,885)	(1,369,669)	(861,761)
Annuity benefits	(6,178)	(1,072)	(7,395)	(6,658)	(11,023)	(11,280)	(4,046)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41,869)	(31,871)	(177,899)	(151,209)	(164,678)	(199,702)	(23,430)	(17,350)
Adjustments to maintain reserves	2,901	8,542	4,067	32,311	(1,556)	14,676	480	2,232

Net equity transactions	(4,434,761)	7,029,675	(10,963,534)	(15,053,884)	(17,000,412)	(25,127,589)	(796,764)	(251,286)

Net change in contract owners’ equity	(9,081,145)	12,278,500	15,510,874	(7,471,465)	(1,955,867)	(20,692,347)	(1,500,712)	1,510,835
Contract owners’ equity beginning of period	28,171,604	15,893,104	121,604,433	129,075,898	132,360,446	153,052,793	13,544,922	12,034,087

Contract owners’ equity end of period	$19,090,459	28,171,604	137,115,307	121,604,433	130,404,579	132,360,446	12,044,210	13,544,922

CHANGES IN UNITS:
Beginning units	1,572,126	1,139,421	10,562,288	11,941,607	10,059,603	12,069,149	981,472	1,005,493

Units purchased	293,098	653,040	599,306	617,218	389,076	623,531	213,705	275,334
Units redeemed	(579,468)	(220,335)	(1,462,450)	(1,996,537)	(1,604,729)	(2,633,077)	(273,678)	(299,355)

Ending units	1,285,756	1,572,126	9,699,144	10,562,288	8,843,950	10,059,603	921,499	981,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRValue		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(540,577)	(359,682)	(1,127,014)	(2,372,112)
Realized gain (loss) on investments	4,960,222	5,967,101	10,064,896	8,533,861
Change in unrealized gain (loss) on investments	(10,610,895)	7,639,161	(22,749,873)	(7,569,217)
Reinvested capital gains	7,415,435	5,121,207	23,867,522	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,185	18,367,787	10,055,531	19,003,302

Equity transactions:
Purchase payments received from contract owners (note 3)	1,066,148	1,984,410	2,815,296	3,407,132
Transfers between funds	(7,417,702)	(17,674,720)	(20,107,319)	(21,115,824)
Redemptions (note 3)	(9,110,904)	(9,217,205)	(23,860,094)	(21,106,533)
Annuity benefits	(18,303)	(9,424)	(20,577)	(32,913)
Annual contract maintenance charges (note 2)	–	–	(2,424)	(3,045)
Contingent deferred sales charges (note 2)	(154,700)	(211,900)	(150,669)	(257,360)
Adjustments to maintain reserves	5,249	16,449	(96,849)	22,110

Net equity transactions	(15,630,212)	(25,112,390)	(41,422,636)	(39,086,433

Net change in contract owners’ equity	(14,406,027)	(6,744,603)	(31,367,105)	(20,083,131)
Contract owners’ equity beginning of period	130,470,114	137,214,717	180,405,849	200,488,980

Contract owners’ equity end of period	$116,064,087	130,470,114	149,038,744	180,405,849

CHANGES IN UNITS:
Beginning units	9,004,271	10,933,745	13,514,581	16,647,315

Units purchased	440,369	498,029	1,291,903	546,237
Units redeemed	(1,484,049)	(2,427,503)	(4,040,020)	(3,678,971)

Ending units	7,960,591	9,004,271	10,766,464	13,514,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company transferred to the Account, 100,000 shares of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Balanced Fund – Series I (AIMBBal)

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Blue Chip Fund – Series I (AIMBlueCh)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)

BB&T Variable Insurance Funds – Large Cap Growth Fund (BBTLgCapGr)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Emerging Leaders Fund – Service Shares (DryIPELead)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares (formerly Evergreen VAF –

Evergreen VA Strategic Income Fund – Class 1 Shares) (EvVFDivInc)*

Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp)*

Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq)*

Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega)*

Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT – Balanced Fund – Class 1 (EvVTBal)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)*

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Focus Portfolio – S Class Shares (NBTAFocus)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)*

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street®– Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) Victory

VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)* Victory

VIF – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		BOA Exclusive II(2)		BOA V(3)	BOA Choice Venue		BOA Choice(4)		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges – Recurring	0.95%		1.20%		1.10%	1.50%		1.20%		1.25%	1.75%	1.60%
Reduced Purchase Payment Option	0.25%		–		–	–		–		–	–	–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–		0.15%	–		–		–	–	–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–		0.10%	–		–		–	–	–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–		0.05%	–		–		–	–	–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.												–
Hardship Waiver for Tax Sheltered Annuities CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	0.15%		–		0.15%	–		–		–	–	–
Death Benefit Options:.
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	0.15	%(5)	–	–		–		–	–	–
One-Year Step Up	0.05	%(6)	0.10	%(6)	0.05%	–		–		–	–	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	0.20	%(5)	–	0.15%		0.15	%(5)	–	–	–
5% Enhanced	0.10	%(7)	0.15	%(7)	0.10%	–		0.05	%(7)	–	–	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	0.45	%(9)	–	0.45	%(9)	0.45	%(9)	–	–	–
Option 2	0.30	%(8)	0.30	%(9)	–	0.30	%(9)	0.30	%(9)	–	–	–
Spousal Protection Annuity Option	–		–		–	0.10%		–		–	–	–
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–		–	–		–		–	–	–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		0.40%		–	0.40%		0.40%		–	–	–
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–		–	–		–		1.00%	–	–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		0.50%		–	0.50%		–		–	–	–
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10) :	3.95%		2.80%		1.70%	3.10%		2.20%		2.25%	1.75%	1.60%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddell & Reed Advisors Select Reserve product.
(3) Includes	NEA Select product.
(4) Includes	Key Corp and Paine Weber products.
(5) Available	beginning January 2, 2002 or a later date if state law requires.
(6) Available	until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available	until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8) No	longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9) No	longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended

December 31, 2007.

	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
0.95%	$38,652,188	1,022	4,760	135	812	15,888	616	–
1.00%	14,023,144	–	2,882	–	428	4,513	–	–
1.05%	2,701,087	–	897	–	–	172	–	–
1.10%	13,709,132	1,740	743	281	163	1,555	894	–
1.15%	7,000,699	572	1,079	665	68	630	396	–
1.20%	19,729,644	64	1,856	–	1,513	8,400	–	–
1.25%	3,603,480	1,080	6,643	–	659	2,943	354	–
1.30%	3,300,027	186	176	28	–	344	–	–
1.35%	4,344,031	317	23	–	810	2,995	395	–
1.40%	25,866,155	90	2,506	669	518	7,891	1,191	–
1.45%	7,146,006	–	–	–	87	3,440	–	–
1.50%	3,435,274	–	23,505	–	3,915	2,987	–	5,492
1.55%	12,489,166	1,909	1,768	252	483	2,416	4,701	–
1.60%	6,592,715	9	7,372	281	1,960	956	–	1,820
1.65%	4,320,282	–	27,876	–	3,142	2,371	–	5,788
1.70%	1,546,232	–	–	–	–	122	–	–
1.75%	2,103,161	67	6,435	8	1,853	514	–	858
1.80%	1,643,542	–	2,876	–	598	544	–	556
1.85%	2,150,639	–	24	–	–	678	–	–
1.90%	644,687	–	2,755	–	206	381	–	557
1.95%	1,366,322	–	19,839	–	3,817	32	–	3,983
2.00%	1,262,174	316	120	–	–	102	–	–
2.05%	1,623,742	1,775	5,465	–	3,157	888	–	7,114
2.10%	936,906	–	17,166	–	1,239	110	–	3,258
2.15%	267,238	–	2,244	–	728	645	–	140
2.20%	900,582	–	8,020	–	4,228	1,264	–	1,481
2.25%	619,636	–	1,193	–	401	1,333	–	–
2.30%	154,517	–	–	–	–	–	–	–
2.35%	42,151	–	902	–	311	–	–	24
2.40%	257,710	–	–	–	–	12	–	–
2.45%	103,886	–	195	–	432	96	–	2,205
2.50%	107,969	–	3,590	–	–	–	–	122
2.55%	20,628	–	–	–	–	–	–	–
2.60%	157,291	–	7,879	–	136	617	–	696
2.65%	11,703	–	–	–	–	–	–	–
2.70%	7,592	–	–	–	–	–	–	–
2.85%	1,943	–	–	–	–	–	–	–

Totals	$182,843,280	9,147	160,789	2,319	31,664	64,839	8,547	34,094

	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
0.95%	$–	328	1,036	–	–	–	539,337	–
1.00%	–	9	–	–	–	–	215,351	–
1.05%	–	–	–	–	–	–	46,924	–
1.10%	590	1,989	2,004	–	–	–	147,883	–
1.15%	51	711	90	–	–	–	65,398	–
1.20%	–	93	–	–	–	–	278,371	–
1.25%	–	–	165	302	–	87	42,395	–
1.30%	–	63	–	–	–	–	47,366	–
1.35%	–	–	139	–	–	–	55,429	–
1.40%	–	–	132	–	–	–	277,062	–
1.45%	–	–	–	–	–	–	82,911	–
1.50%	–	–	–	13,316	6,872	14,883	36,868	13,709
1.55%	–	–	1,643	–	–	–	126,906	–
1.60%	–	–	–	6,375	2,659	2,837	50,864	1,871
1.65%	–	–	–	9,902	20,028	16,296	65,417	9,795
1.70%	–	–	–	–	–	–	15,714	–
1.75%	–	–	–	1,221	1,509	4,327	28,423	1,761
1.80%	–	–	–	1,990	1,901	2,944	25,430	899
1.85%	–	–	–	–	–	–	14,207	–
1.90%	–	–	–	–	258	3,172	4,496	1,400
1.95%	–	–	–	10,130	12,907	19,739	3,907	3,584
2.00%	–	–	–	–	–	984	11,052	646
2.05%	–	–	651	8,773	3,991	10,228	15,969	4,156
2.10%	–	–	–	6,130	5,005	12,940	4,462	23,751
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
2.15%	–	–	–	494	–	858	738	468
2.20%	–	–	–	7,062	2,036	8,695	1,897	10,490
2.25%	–	–	–	–	–	–	333	–
2.30%	–	–	–	–	–	–	539	–
2.35%	–	–	–	449	190	999	–	1,228
2.40%	–	–	–	–	–	–	929	–
2.45%	–	–	–	1,059	184	1,187	357	–
2.50%	–	–	–	718	1,517	772	134	509
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	2,057	472	1,344	125	1,481
2.65%	–	–	–	–	–	–	8	–
2.70%	–	–	–	–	–	–	280	–
2.85%	–	–	–	–	–	–	–	–

Totals	$641	3,192	5,860	69,978	59,439	102,292	2,207,481	75,748

	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
0.95%	$128,768	338,167	215,752	42,780	–	30,300	–	1,185,065
1.00%	33,922	170,272	61,254	10,148	–	6,523	–	387,264
1.05%	8,765	26,122	14,766	1,512	–	1,305	–	70,152
1.10%	26,680	45,554	53,533	8,526	–	9,719	–	403,744
1.15%	24,597	21,073	39,215	5,109	–	7,372	–	219,054
1.20%	99,457	153,940	155,002	25,209	–	18,555	–	749,686
1.25%	20,824	21,764	14,355	3,050	2,380	3,892	–	114,291
1.30%	11,885	32,035	16,788	5,758	–	1,818	–	116,154
1.35%	24,131	17,473	27,099	6,407	–	4,368	–	170,947
1.40%	96,609	84,430	116,981	21,575	–	20,484	–	829,737
1.45%	24,533	55,444	21,706	4,394	–	5,374	–	218,207
1.50%	5,687	22,842	10,372	1,588	–	1,581	5,786	93,896
1.55%	30,450	29,381	37,236	8,902	–	9,452	–	395,650
1.60%	21,304	9,558	29,401	3,769	–	6,043	1,754	165,713
1.65%	14,756	16,093	25,742	4,011	–	4,389	4,807	128,479
1.70%	2,041	2,567	5,559	812	–	194	–	57,450
1.75%	5,128	2,732	8,789	856	–	1,457	2,710	62,451
1.80%	4,302	3,331	10,183	940	–	1,352	183	51,552
1.85%	4,022	4,470	11,999	3,140	–	1,082	–	72,458
1.90%	240	738	483	380	–	1,001	311	13,978
1.95%	2,141	7,185	3,615	448	–	306	6,035	8,435
2.00%	2,728	789	1,519	2,331	–	47	763	36,716
2.05%	939	4,028	13,737	2,192	–	–	2,364	39,644
2.10%	2,923	146	539	185	–	1,004	2,670	4,720
2.15%	70	39	412	829	–	–	33	6,202
2.20%	5,513	1,156	1,524	40	–	296	3,852	14,004
2.25%	9,166	–	453	275	2,523	82	–	7,313
2.30%	–	32	528	2,327	–	–	–	3,014
2.35%	182	–	–	–	–	–	95	–
2.40%	15	–	1,884	6,256	–	–	–	552
2.45%	64	–	–	38	–	–	147	2,976
2.50%	–	–	–	–	–	–	–	598
2.55%	–	–	80	524	–	–	–	196
2.60%	–	–	–	–	–	32	164	1,258
2.65%	–	–	–	174	–	–	–	194
2.70%	–	–	–	30	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$611,842	1,071,362	900,506	174,515	4,903	138,028	31,674	5,631,750

	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
0.95%	$–	47,347	–	1,920	11,347	304	8,575	16,503
1.00%	–	25,688	–	–	–	–	–	6,280
1.05%	–	1,253	–	–	45	–	110	3,676
1.10%	–	8,468	–	4,769	11,965	309	5,360	854
1.15%	–	5,904	–	2,878	4,477	39	953	45
1.20%	–	16,892	–	29	237	–	182	2,029
1.25%	–	3,106	630	419	2,108	105	627	74
1.30%	–	1,557	–	618	2,483	131	1,345	18
1.35%	–	6,067	–	419	2,072	45	1,180	–
1.40%	–	23,106	–	313	11,749	263	5,063	–
1.45%	–	8,820	–	1,691	1,895	131	1,359	–
1.50%	34,759	1,630	–	92	161	9	99	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
1.55%	–	12,628	–	1,884	9,565	252	2,445	–
1.60%	7,865	2,698	–	4,825	4,905	309	5,032	–
1.65%	16,510	1,753	–	3,135	532	5	941	–
1.70%	–	1,816	–	6,890	79	4	42	–
1.75%	6,225	225	–	13	279	27	396	–
1.80%	9,436	904	–	–	–	3	–	–
1.85%	–	2,402	–	–	6,531	652	7,956	–
1.90%	8,964	–	–	–	2,430	–	4,138	–
1.95%	22,520	1	–	–	–	–	–	–
2.00%	3,601	922	–	–	647	69	–	–
2.05%	15,159	197	–	–	–	–	1,259	–
2.10%	11,484	10	–	–	–	–	–	–
2.15%	1,634	393	–	–	–	–	–	–
2.20%	9,012	362	–	–	–	–	–	–
2.25%	–	121	1,340	–	–	–	–	–
2.30%	–	26	–	–	–	–	–	–
2.35%	2,536	–	–	–	–	–	–	–
2.40%	–	43	–	–	–	–	–	–
2.45%	3,068	40	–	–	–	–	–	–
2.50%	464	–	–	–	–	–	–	–
2.55%	–	10	–	–	–	–	–	–
2.60%	2,608	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$155,845	174,389	1,970	29,895	73,507	2,657	47,062	29,478

	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
0.95%	$39,413	49,843	–	144,606	2,530,805	361,460	–	938
1.00%	22,624	28,032	–	41,901	1,144,029	144,552	–	–
1.05%	5,491	10,373	–	7,318	229,196	41,748	–	–
1.10%	1,173	2,527	–	53,911	613,690	101,738	–	308
1.15%	129	472	–	27,952	325,597	49,782	–	–
1.20%	4,202	17,731	–	71,888	1,139,889	172,896	–	–
1.25%	1,150	2,340	–	18,267	169,784	32,166	–	32
1.30%	336	2,836	–	13,432	215,329	32,294	–	–
1.35%	–	226	–	34,317	284,057	38,141	–	122
1.40%	120	1,688	–	79,122	966,207	153,285	–	374
1.45%	103	1,186	–	18,648	353,122	32,272	–	–
1.50%	953	1,219	1,252	7,709	83,374	19,187	10,814	–
1.55%	–	24	–	34,734	359,504	63,441	–	872
1.60%	43	–	350	21,637	194,963	30,227	6,746	–
1.65%	356	164	689	11,004	114,249	26,089	7,140	–
1.70%	–	26	–	6,602	87,357	6,949	–	–
1.75%	–	–	798	6,091	59,499	5,573	4,146	–
1.80%	–	541	82	4,198	61,700	10,136	961	–
1.85%	–	33	–	5,659	46,128	7,555	–	5,153
1.90%	–	10	40	4,290	22,126	2,041	824	–
1.95%	–	–	1,000	1,224	27,635	1,164	4,248	–
2.00%	–	–	163	4,211	28,768	2,816	93	–
2.05%	–	–	694	8,324	62,891	5,639	18,510	–
2.10%	–	6	506	200	3,242	1,821	5,861	–
2.15%	–	–	145	183	8,604	1,716	5	–
2.20%	–	–	1,709	1,837	12,262	607	3,362	–
2.25%	–	–	–	9	10,675	1,481	–	–
2.30%	–	8	–	415	4,133	122	–	–
2.35%	–	–	–	–	185	25	201	–
2.40%	–	–	–	51	69	248	–	–
2.45%	–	–	104	107	20	58	3,226	–
2.50%	–	–	–	–	–	–	1,257	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	99	–	–	885	674	–
2.65%	–	–	–	–	736	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$76,092	119,285	7,631	629,847	9,159,825	1,348,114	68,068	7,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
0.95%	$1,175	–	–	–	2,512	624,298	–	2,120,214
1.00%	–	–	–	–	3,673	143,725	–	860,229
1.05%	–	–	–	–	87	36,816	–	188,240
1.10%	335	–	–	–	83	218,309	–	575,480
1.15%	83	–	–	–	283	124,969	–	298,886
1.20%	–	–	–	–	1,824	387,108	–	1,117,602
1.25%	–	–	–	–	20	65,983	–	159,137
1.30%	–	–	–	–	326	67,425	–	159,369
1.35%	–	–	–	–	221	105,790	–	294,053
1.40%	2,513	–	–	–	2,797	479,622	–	1,243,326
1.45%	–	–	–	–	3,239	107,797	–	354,348
1.50%	–	2,526	1,523	14,355	137	58,010	32,713	111,910
1.55%	2,755	–	–	–	549	238,351	–	531,250
1.60%	–	–	4,655	4,103	224	143,904	10,654	267,661
1.65%	–	1,460	759	15,331	242	60,542	25,703	188,015
1.70%	–	–	–	–	178	53,546	–	54,983
1.75%	–	706	147	3,579	179	70,013	9,331	104,252
1.80%	–	119	399	1,115	67	29,333	2,074	71,981
1.85%	–	–	–	–	489	38,422	–	84,837
1.90%	–	–	686	736	32	14,999	3,154	11,651
1.95%	–	1,686	5,013	7,689	–	3,542	24,578	21,181
2.00%	–	–	–	397	–	19,347	604	28,842
2.05%	–	1,020	2,960	6,110	–	34,663	12,154	54,731
2.10%	–	649	2,468	25,308	–	2,552	19,118	1,526
2.15%	–	81	88	2,329	163	2,769	482	5,368
2.20%	–	2,661	2,239	4,578	–	7,432	12,014	13,161
2.25%	–	–	–	–	2	3,481	–	13,329
2.30%	–	–	–	–	–	1,592	–	4,876
2.35%	–	–	–	556	–	63	1,322	43
2.40%	–	–	–	–	–	743	–	5,074
2.45%	–	–	–	1,570	–	63	1,047	2,447
2.50%	–	–	–	7,729	–	726	2,089	–
2.55%	–	–	–	–	–	–	–	612
2.60%	–	434	37	422	–	1,850	5,727	913
2.65%	–	–	–	–	–	54	–	124
2.70%	–	–	–	–	–	462	–	639
2.85%	–	–	–	–	–	–	–	–

Totals	$6,861	11,342	20,974	95,907	17,327	3,148,301	162,764	8,950,289

	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
0.95%	$–	1,199,182	–	499,547	48,971	203,696	–	316,016
1.00%	–	648,654	–	197,206	13,593	97,199	–	86,270
1.05%	–	115,458	–	50,743	3,477	19,804	–	15,117
1.10%	–	301,319	–	115,886	10,133	22,908	–	81,356
1.15%	–	135,266	–	52,836	3,937	12,246	–	54,889
1.20%	–	682,797	–	243,396	35,925	112,961	–	201,211
1.25%	–	100,093	–	32,102	2,072	16,905	–	22,936
1.30%	–	107,581	–	46,616	5,215	13,607	–	24,898
1.35%	–	134,385	–	45,174	7,076	9,313	–	37,302
1.40%	–	620,288	–	252,425	37,773	54,503	–	173,709
1.45%	–	273,915	–	77,771	9,499	36,403	–	41,198
1.50%	67,213	72,814	17,891	26,914	1,264	6,229	30,385	9,618
1.55%	–	191,861	–	74,568	10,867	12,639	–	64,724
1.60%	20,667	78,299	8,310	39,903	3,247	2,096	11,709	34,298
1.65%	38,643	103,162	13,716	31,081	2,069	6,331	29,346	29,627
1.70%	–	55,706	–	12,303	1,439	3,520	–	7,983
1.75%	18,520	27,871	7,517	38,022	1,471	3,162	9,902	11,542
1.80%	13,039	27,209	3,708	11,165	863	2,595	3,413	9,424
1.85%	–	20,676	–	15,650	1,184	4,159	–	15,680
1.90%	13,662	11,607	1,953	1,928	395	1,134	7,884	3,739
1.95%	44,242	8,682	6,831	3,796	350	1,071	36,387	673
2.00%	610	24,095	380	11,005	2,807	1,820	2,743	3,171
2.05%	12,752	14,275	14,669	5,146	676	1,880	19,932	8,592
2.10%	39,356	1,758	10,633	1,196	144	357	25,342	2,001
2.15%	753	5,532	99	4,993	2,038	–	762	676
2.20%	23,973	4,962	11,392	4,353	264	995	18,093	3,188
2.25%	–	1,364	–	166	180	–	–	586
2.30%	–	492	–	1,523	1,611	–	–	1,826
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
2.35%	811	64	24	–	–	–	429	–
2.40%	–	48	–	4,736	4,834	–	–	14
2.45%	3,282	4	3,931	80	2	–	3,880	140
2.50%	3,901	95	1,495	–	–	–	4,843	–
2.55%	–	–	–	662	532	–	–	–
2.60%	10,145	755	1,934	–	–	–	2,153	–
2.65%	–	240	–	433	107	–	–	139
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$311,569	4,970,508	104,483	1,903,325	214,015	647,532	207,203	1,262,543

	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$2,478,110	–	193,375	219,033	93,705	–	105,717	–
1.00%	1,062,360	–	60,931	130,656	33,471	–	43,413	–
1.05%	176,713	–	11,423	33,070	6,036	–	5,542	–
1.10%	665,247	–	64,649	22,314	31,683	–	26,785	–
1.15%	317,220	–	23,580	6,998	15,594	–	17,735	–
1.20%	1,372,741	–	90,251	72,433	72,025	–	60,831	–
1.25%	184,447	–	23,222	9,794	7,295	9,608	15,051	–
1.30%	230,113	–	21,216	11,378	12,802	–	10,517	–
1.35%	303,924	–	17,454	9,027	15,247	–	15,753	–
1.40%	1,252,944	–	105,029	47,057	47,490	–	82,341	–
1.45%	423,564	–	30,665	20,728	21,683	–	24,679	–
1.50%	142,323	74,079	10,956	6,746	4,593	48,769	3,546	11,454
1.55%	444,795	–	34,094	19,139	28,742	–	32,862	–
1.60%	215,810	16,072	43,515	5,378	13,831	17,465	18,403	2,739
1.65%	164,527	48,243	10,913	11,261	12,681	32,513	9,096	2,624
1.70%	76,563	–	6,239	3,558	6,744	–	8,182	–
1.75%	107,073	24,552	9,187	2,205	1,596	13,838	7,694	3,985
1.80%	77,699	8,657	8,778	1,229	1,706	4,152	3,131	1,806
1.85%	86,768	–	14,451	3,476	9,414	–	3,734	–
1.90%	23,977	10,965	5,402	825	2,769	6,637	466	1,365
1.95%	20,192	64,015	736	841	884	33,939	843	9,262
2.00%	46,431	3,519	4,193	356	6,625	5,531	2,431	55
2.05%	46,771	30,157	4,042	1,406	2,843	31,314	855	4,036
2.10%	8,489	43,457	1,083	79	307	29,664	4,123	10,689
2.15%	9,581	1,772	850	1,534	1,940	1,097	1,438	674
2.20%	9,565	30,803	2,300	222	301	18,273	1,493	3,147
2.25%	52,721	–	14,542	10	497	17,204	2,360	–
2.30%	8,958	–	8	3	4,955	–	197	–
2.35%	94	3,362	–	38	–	1,704	–	–
2.40%	20,895	–	21	–	12,250	–	42	–
2.45%	1,080	1,222	–	–	–	4,059	5	16
2.50%	1,551	3,181	–	–	–	9,247	223	1,406
2.55%	1,830	–	–	–	1,071	–	–	–
2.60%	1,540	4,277	–	–	–	2,797	–	1,609
2.65%	451	–	–	–	324	–	18	–
2.70%	123	–	–	–	–	–	–	–
2.85%	252	–	–	–	–	–	–	–

Totals	$10,037,442	368,333	813,105	640,795	471,104	287,811	509,506	54,867

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.95%	$76,852	11,159	–	11,688	–	3,640	–	44,176
1.00%	37,417	10,068	–	7,312	–	1,852	–	17,471
1.05%	5,220	301	–	343	–	–	–	3,437
1.10%	15,379	3,606	–	2,485	–	4,374	–	7,879
1.15%	12,779	1,676	–	1,346	–	1,418	–	3,990
1.20%	40,897	3,105	–	6,731	–	3,636	–	19,600
1.25%	9,599	1,822	452	1,159	205	248	1,117	7,866
1.30%	4,317	3,514	–	136	–	69	–	2,074
1.35%	16,703	341	–	2,161	–	2,388	–	2,145
1.40%	29,971	18,127	–	5,969	–	3,830	–	22,517
1.45%	15,289	1,263	–	809	–	980	–	13,340
1.50%	3,621	1,112	–	1,716	–	–	–	687
1.55%	19,839	7,716	–	1,968	–	595	–	10,150
1.60%	7,802	–	–	–	–	136	–	7,348
1.65%	4,304	13	–	1,582	–	127	–	2,124
1.70%	1,333	370	–	32	–	46	–	1,754
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.75%	1,609	1,044	–	1,069	–	99	–	138
1.80%	1,881	133	–	–	–	1,502	–	1,267
1.85%	3,376	994	–	1,910	–	186	–	1,322
1.90%	335	–	–	–	–	–	–	2,505
1.95%	598	–	–	–	–	–	–	42
2.00%	4,881	1,635	–	–	–	–	–	1,601
2.05%	2,865	303	–	52	–	–	–	2,632
2.10%	225	–	–	–	–	4	–	32
2.15%	1,029	–	–	–	–	–	–	46
2.20%	1,517	–	–	–	–	–	–	404
2.25%	277	–	–	–	573	–	3,518	44
2.30%	2,199	–	–	283	–	–	–	25
2.35%	–	–	–	–	–	–	–	–
2.40%	3,767	–	–	–	–	–	–	6
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	337	–	–	–	–	–	–	11
2.60%	–	–	–	–	–	–	–	–
2.65%	110	–	–	–	–	–	–	–
2.70%	30	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$326,358	68,302	452	48,751	778	25,130	4,635	176,633

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.95%	$–	29,442	66,162	115,671	–	64,796	–	527,296
1.00%	–	10,578	20,426	63,615	–	17,324	–	268,670
1.05%	–	1,658	5,150	12,321	–	1,693	–	30,009
1.10%	–	8,210	15,603	32,046	–	12,413	–	134,611
1.15%	–	5,324	7,461	14,430	–	5,615	–	63,621
1.20%	–	17,935	37,519	101,015	–	34,524	–	367,233
1.25%	1,297	8,710	6,335	23,720	11,383	11,190	464	54,575
1.30%	–	2,093	4,485	31,523	–	1,786	–	96,939
1.35%	–	3,100	8,128	23,706	–	5,926	–	59,169
1.40%	–	20,339	31,534	108,968	–	20,535	–	389,339
1.45%	–	4,988	9,568	43,270	–	12,327	–	206,682
1.50%	–	1,117	752	10,471	–	2,497	–	48,445
1.55%	–	8,248	7,238	49,148	–	10,360	–	126,169
1.60%	–	2,886	8,619	12,675	–	6,652	–	50,531
1.65%	–	2,359	4,763	6,837	–	2,558	–	64,605
1.70%	–	870	3,820	6,344	–	2,593	–	20,299
1.75%	–	1,344	1,141	12,641	–	266	–	12,732
1.80%	–	518	4,061	4,578	–	2,916	–	26,591
1.85%	–	3,892	3,625	13,339	–	3,123	–	17,741
1.90%	–	652	1,503	922	–	1,720	–	11,806
1.95%	–	–	377	1,065	–	560	–	13,704
2.00%	–	529	5,210	6,955	–	2,858	–	8,656
2.05%	–	1,066	2,306	5,690	–	2,123	–	13,103
2.10%	–	189	341	449	–	283	–	2,150
2.15%	–	–	1,531	2,975	–	1,181	–	3,144
2.20%	–	40	353	850	–	440	–	2,760
2.25%	–	–	161	4,370	8,229	177	–	376
2.30%	–	–	2,883	217	–	1,749	–	92
2.35%	–	–	–	–	–	–	–	61
2.40%	–	–	5,560	56	–	4,805	–	1,311
2.45%	–	–	–	–	–	–	–	4
2.50%	–	–	–	–	–	–	–	1,008
2.55%	–	–	551	–	–	458	–	–
2.60%	–	–	–	–	–	–	–	894
2.65%	–	–	108	–	–	106	–	–
2.70%	–	–	33	–	–	–	–	154
2.85%	–		–	–	–	–	–	–

Totals	$1,297	136,087	267,307	709,867	19,612	235,554	464	2,624,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.95%	$45,681	107,757	8,423	409,877	428,054	98,278	128,441	–
1.00%	15,724	63,796	5,600	164,893	239,519	35,881	40,610	–
1.05%	3,533	7,713	65	22,246	27,440	7,379	6,299	–
1.10%	15,293	19,505	1,305	157,733	111,266	26,271	32,877	–
1.15%	9,447	10,491	238	62,934	52,704	14,066	20,175	–
1.20%	37,445	60,709	3,287	325,331	307,654	72,867	168,197	–
1.25%	11,884	8,877	498	55,244	34,984	8,990	11,849	3,420
1.30%	3,796	11,412	18	33,139	45,469	20,652	12,026	–
1.35%	8,286	4,957	1,104	72,081	23,029	13,620	20,373	–
1.40%	29,929	63,815	5,703	253,557	245,639	46,495	71,378	–
1.45%	10,844	43,535	3,740	80,990	164,599	14,538	27,046	–
1.50%	3,144	9,129	394	28,211	41,083	12,933	17,891	–
1.55%	15,428	11,986	1,574	98,429	66,698	23,194	31,056	–
1.60%	3,254	3,763	1,859	53,787	18,399	11,395	11,632	–
1.65%	11,059	8,249	1,708	51,199	26,570	9,812	9,861	–
1.70%	3,284	2,489	–	23,105	12,020	4,488	3,256	–
1.75%	2,324	287	164	24,114	4,015	2,209	7,503	–
1.80%	2,637	1,774	235	12,588	14,262	3,718	7,517	–
1.85%	2,371	850	1,964	16,970	14,769	4,068	4,019	–
1.90%	531	1,151	1,481	5,328	1,752	1,981	783	–
1.95%	116	1,389	512	6,750	5,700	156	3,821	–
2.00%	1,237	739	34	18,451	6,815	1,215	1,578	–
2.05%	1,760	2,732	941	10,728	4,512	3,940	1,390	–
2.10%	431	309	–	2,360	1,334	1,998	6,489	–
2.15%	116	33	205	6,501	210	365	12	–
2.20%	376	337	1,769	2,523	3,609	1,926	1,830	–
2.25%	253	21	113	1,485	613	80	2,801	89
2.30%	1,292	3	–	7,578	21	521	–	–
2.35%	35	12	–	–	33	–	358	–
2.40%	52	–	–	20,084	–	–	–	–
2.45%	153	39	9	–	7	–	–	–
2.50%	–	–	197	84	199	–	–	–
2.55%	48	–	–	1,975	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	425	–	–	–	–
2.70%	–	–	–	69	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$241,763	447,859	43,140	2,030,769	1,902,977	443,036	651,068	3,509

	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
0.95%	$–	–	132,386	75,564	76,290	58,401	4,478	60,723
1.00%	–	–	24,975	37,658	16,290	18,544	916	21,354
1.05%	–	–	3,299	5,940	7,721	3,312	244	8,034
1.10%	–	–	20,806	19,069	15,068	21,065	1,288	25,919
1.15%	–	–	8,611	21,637	11,802	8,886	470	14,898
1.20%	–	–	55,715	79,855	81,585	51,214	5,429	60,482
1.25%	–	–	11,546	8,724	7,220	9,077	1,699	11,098
1.30%	–	–	9,846	25,660	8,251	37,038	709	19,224
1.35%	–	–	6,953	13,484	17,417	11,651	1,217	20,189
1.40%	–	–	37,459	71,789	54,839	46,392	2,769	74,452
1.45%	–	–	21,661	9,369	8,795	3,776	50	7,637
1.50%	10,992	3,477	22,852	3,212	2,347	2,451	43	4,050
1.55%	–	–	30,234	21,866	13,816	10,477	667	11,951
1.60%	3,177	1,381	12,837	6,444	6,847	3,624	143	12,785
1.65%	10,033	4,815	22,446	4,938	7,649	5,508	433	8,005
1.70%	–	–	2,927	4,094	510	1,420	8	2,434
1.75%	3,654	925	8,237	3,916	303	1,292	81	3,025
1.80%	2,168	707	1,769	1,613	1,734	1,330	55	1,362
1.85%	–	–	3,523	7,453	3,852	7,147	143	2,130
1.90%	2,093	929	6,659	58	1,298	209	22	490
1.95%	8,038	5,837	11,895	981	217	120	–	124
2.00%	–	–	7,396	2,739	2,466	648	18	633
2.05%	6,391	3,185	18,349	12,085	1,680	2,493	–	427
2.10%	5,779	3,579	5,666	342	76	161	–	40
2.15%	44	5	4,143	368	1,748	75	–	99
2.20%	2,482	2,025	11,310	2,164	423	54	5	302
2.25%	–	–	4,829	8,702	6,928	–	590	9,630
2.30%	–	–	3,452	–	780	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
2.35%	–	174	458	–	–	–	–	–
2.40%	–	–	10,733	346	1,474	–	–	–
2.45%	257	547	1,300	–	–	–	–	–
2.50%	2,167	151	990	–	–	–	–	–
2.55%	–	–	957	–	262	–	–	–
2.60%	1,030	161	879	–	–	–	–	–
2.65%	–	–	291	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$58,305	27,898	527,389	450,070	359,688	306,365	21,477	381,497

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
0.95%	$245,736	120,043	18,543	385,341	–	–	78,666	4,443
1.00%	100,959	33,738	3,605	148,170	–	–	52,489	265
1.05%	24,082	6,271	144	14,170	–	–	4,505	1,004
1.10%	78,087	33,480	7,923	92,059	–	–	14,779	2,200
1.15%	45,173	11,981	2,293	54,524	–	–	14,875	551
1.20%	98,413	168,487	2,344	196,921	–	–	45,637	889
1.25%	17,434	17,820	2,824	32,017	–	1,009	4,009	536
1.30%	27,017	18,371	892	32,598	–	–	4,819	92
1.35%	27,553	13,602	1,024	54,389	–	–	5,377	713
1.40%	119,031	76,130	5,100	189,438	–	–	84,993	3,336
1.45%	31,874	15,851	3,452	65,688	–	–	28,814	145
1.50%	12,910	8,312	1,033	13,430	8,095	–	4,313	305
1.55%	49,978	28,096	3,314	63,693	–	–	23,002	1,892
1.60%	28,082	13,328	788	37,661	2,245	–	12,208	1,908
1.65%	14,875	6,020	578	30,950	2,519	–	8,978	212
1.70%	12,154	25,001	1,171	11,786	–	–	2,080	–
1.75%	24,269	2,886	141	29,215	2,569	–	4,149	–
1.80%	11,868	5,578	890	11,287	–	–	1,094	297
1.85%	11,082	9,546	1,932	10,167	–	–	10,100	739
1.90%	1,807	1,920	66	3,802	1,056	–	1,276	–
1.95%	1,651	1,803	–	3,564	5,362	–	1,925	–
2.00%	4,169	8,815	–	14,304	438	–	13,253	–
2.05%	3,525	2,499	1,222	8,344	2,623	–	1,603	–
2.10%	1,799	670	568	1,569	2,402	–	374	1
2.15%	943	6,074	36	510	862	–	783	–
2.20%	471	1,579	–	6,531	5,582	–	1,312	–
2.25%	16	539	–	1,051	–	–	1,331	–
2.30%	361	4,838	–	6,088	–	–	2,768	–
2.35%	–	–	–	–	–	–	–	–
2.40%	16	14,197	–	5,078	–	–	5,068	–
2.45%	–	11	–	396	77	–	–	–
2.50%	248	–	–	–	619	–	–	–
2.55%	–	1,510	–	593	–	–	421	–
2.60%	–	–	–	–	1,245	–	–	–
2.65%	–	358	–	248	–	–	107	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$995,582	659,354	59,882	1,525,582	35,694	1,009	435,108	19,527

	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
0.95%	$148,938	75,333	55,616	–	24,802	–	54,788	4,567
1.00%	66,860	33,227	27,251	–	9,190	–	19,175	3,469
1.05%	11,629	9,671	2,562	–	2,091	–	3,876	240
1.10%	27,217	11,609	14,905	–	7,772	–	18,436	2,154
1.15%	24,220	3,210	7,494	–	7,058	–	17,981	461
1.20%	115,306	25,271	34,367	–	20,587	–	30,176	2,915
1.25%	8,905	6,321	4,531	356	1,086	1,280	2,446	456
1.30%	21,558	9,474	7,778	–	2,715	–	4,248	290
1.35%	21,490	3,145	7,884	–	1,700	–	11,035	260
1.40%	82,602	18,544	32,765	–	19,902	–	36,459	3,451
1.45%	32,729	8,398	12,853	–	3,741	–	13,898	1,391
1.50%	19,689	1,990	968	–	436	–	7,408	359
1.55%	29,749	6,435	16,440	–	11,576	–	22,645	1,060
1.60%	16,516	691	9,800	–	6,396	–	8,401	418
1.65%	11,292	2,750	3,025	–	2,592	–	9,672	152
1.70%	7,505	243	5,194	–	1,495	–	2,918	105
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
1.75%	6,191	800	2,067	–	1,211	–	4,979	96
1.80%	3,550	2,550	2,408	–	1,154	–	4,192	350
1.85%	9,341	2,112	2,051	–	2,015	–	3,467	314
1.90%	5,880	129	578	–	594	–	4,559	182
1.95%	211	10	278	–	1,551	–	4,976	15
2.00%	5,576	63	1,707	–	1,581	–	1,449	42
2.05%	7,975	2,060	521	–	1,947	–	5,710	–
2.10%	885	506	256	–	18	–	1,612	1
2.15%	473	–	21	–	13	–	159	–
2.20%	3,489	153	1,404	–	486	–	2,439	4
2.25%	163	14	6	–	167	–	230	–
2.30%	5,668	–	246	–	820	–	39	–
2.35%	–	19	–	–	–	–	437	–
2.40%	3,023	–	1	–	695	–	183	–
2.45%	169	–	68	–	–	–	163	–
2.50%	–	85	–	–	–	–	–	–
2.55%	276	–	–	–	24	–	177	–
2.60%	–	–	–	–	–	–	2,532	–
2.65%	89	–	–	–	22	–	30	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$699,164	224,812	255,045	356	135,437	1,280	300,895	22,752

	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
0.95%	$39,077	1,414,314	–	246,083	12,212	–	244,634	–
1.00%	16,439	503,297	–	127,925	1,923	–	62,813	–
1.05%	1,682	115,659	–	33,933	286	–	11,116	–
1.10%	9,896	370,159	–	37,366	1,256	–	44,749	–
1.15%	7,785	191,725	–	18,288	1,894	–	29,827	–
1.20%	19,852	630,609	–	45,035	2,815	–	169,806	–
1.25%	2,515	92,863	–	8,568	1,159	63	11,277	7,235
1.30%	1,519	90,254	–	31,211	186	–	46,289	–
1.35%	4,260	135,392	–	9,586	796	–	31,390	–
1.40%	20,241	766,384	–	46,797	4,033	–	92,557	–
1.45%	9,941	171,354	–	17,741	1,132	–	24,791	–
1.50%	1,476	81,152	48,284	4,975	127	–	10,399	7,129
1.55%	17,860	385,161	–	20,140	464	–	37,045	–
1.60%	6,696	158,548	13,841	2,658	630	–	25,913	3,808
1.65%	3,416	80,398	36,275	4,929	1,353	–	19,131	2,677
1.70%	1,631	46,354	–	1,786	188	–	8,579	–
1.75%	1,842	71,090	11,646	2,575	–	–	6,770	3,907
1.80%	2,258	32,749	5,797	1,191	28	–	6,168	–
1.85%	1,392	48,400	–	2,201	120	–	7,665	–
1.90%	1,018	11,233	7,691	62	1	–	983	395
1.95%	846	10,845	41,199	29	–	–	695	2,850
2.00%	397	35,954	562	234	141	–	7,077	924
2.05%	2,710	47,013	21,388	292	110	–	6,722	2,501
2.10%	145	2,226	41,770	76	–	–	1,059	2,791
2.15%	675	3,153	624	686	102	–	2,596	868
2.20%	152	3,477	22,040	214	122	–	2,999	1,952
2.25%	6	19,010	–	250	3	–	409	–
2.30%	39	2,727	–	21	–	–	1,853	–
2.35%	64	–	540	–	–	–	–	966
2.40%	24	403	–	–	–	–	8,023	–
2.45%	60	2,162	3,747	247	–	–	–	251
2.50%	–	4	3,081	30	–	–	–	67
2.55%	11	705	–	–	–	–	797	–
2.60%	–	–	4,970	–	–	–	–	1,902
2.65%	–	–	–	–	–	–	209	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$175,925	5,524,773	263,455	665,129	31,081	63	924,341	40,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
0.95%	$175,595	198,103	923,312	478,994	342,434	323,685	211,647	711,819
1.00%	41,772	34,874	306,234	149,270	88,426	126,609	90,914	239,990
1.05%	20,978	5,870	58,791	17,174	16,733	32,422	14,114	41,239
1.10%	74,935	74,934	414,252	292,316	178,729	99,160	60,638	230,512
1.15%	58,354	54,485	343,931	218,190	94,643	46,840	34,761	136,294
1.20%	109,835	132,581	485,607	323,648	175,508	187,516	135,029	388,018
1.25%	82,249	28,183	251,369	148,875	76,918	21,245	21,602	62,821
1.30%	14,668	21,625	68,869	35,362	36,628	26,800	26,132	110,407
1.35%	36,174	38,372	130,739	90,799	43,539	37,048	19,400	106,421
1.40%	127,123	161,389	970,873	567,186	262,479	211,107	125,434	466,126
1.45%	34,717	23,757	164,730	82,368	55,459	71,896	43,803	158,226
1.50%	28,666	46,195	205,285	133,600	73,910	18,174	14,069	43,467
1.55%	62,848	100,836	400,403	228,766	166,572	96,399	54,782	225,839
1.60%	45,789	102,723	371,237	196,960	152,185	29,466	25,229	104,225
1.65%	57,554	38,905	195,087	136,207	72,430	24,974	13,791	69,411
1.70%	9,751	9,485	69,036	41,091	40,155	8,462	5,795	22,607
1.75%	28,577	23,918	216,719	100,852	83,692	12,928	4,804	37,500
1.80%	21,813	4,501	99,218	50,844	51,502	7,737	10,382	31,589
1.85%	13,902	13,087	108,822	82,937	25,113	8,174	8,550	41,751
1.90%	1,135	325	19,639	27,217	4,806	1,592	1,883	16,104
1.95%	35,226	8,886	52,172	58,058	13,958	4,664	1,635	7,536
2.00%	8,431	21,318	32,035	71,850	17,807	4,602	7,048	21,903
2.05%	30,057	11,027	132,167	36,474	28,695	6,757	4,869	35,822
2.10%	12,796	9,679	92,420	54,592	36,467	578	1,693	4,343
2.15%	2,477	4,499	21,265	18,122	15,993	2,188	1,936	1,547
2.20%	22,217	7,693	106,224	82,517	40,836	1,469	718	12,401
2.25%	6,197	9,603	107,752	101,268	5,791	291	3,708	5,490
2.30%	4,580	–	2,813	4,431	1,458	473	151	1,537
2.35%	–	309	8,045	2,421	343	63	11	26
2.40%	828	–	–	551	–	314	2,607	1,033
2.45%	2,168	81	4,372	3,481	2,542	–	60	1,995
2.50%	–	103	11,188	4,204	7,942	–	–	–
2.55%	–	–	–	97	–	–	–	–
2.60%	18,525	1,885	7,818	14,540	9,574	–	–	–
2.65%	63	252	1,417	36	678	445	128	–
2.70%	–	–	–	–	–	–	–	247
2.85%	–	–	–	1,334	–	–	–	–

Totals	$1,190,000	1,189,483	6,383,841	3,856,632	2,223,945	1,414,078	947,323	3,338,246

	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
0.95%	$1,638,924	175,917	–	937,592	–	959,246	–	1,274,018
1.00%	685,640	61,158	–	278,972	–	353,936	–	652,917
1.05%	169,298	7,803	–	59,022	–	56,434	–	105,289
1.10%	342,240	71,997	–	282,366	–	229,614	–	230,559
1.15%	172,854	34,105	–	124,914	–	115,492	–	70,275
1.20%	986,742	116,217	–	463,570	–	465,226	–	238,386
1.25%	108,411	19,378	–	65,757	–	74,095	–	53,084
1.30%	139,438	21,561	–	68,536	–	84,159	–	37,782
1.35%	172,623	29,518	–	112,127	–	79,701	–	44,954
1.40%	1,037,892	125,039	–	514,746	–	437,450	–	356,456
1.45%	319,992	48,131	–	140,472	–	133,831	–	146,960
1.50%	136,123	9,802	3,606	49,955	14,213	43,351	17,686	38,703
1.55%	370,353	58,458	–	241,580	–	137,734	–	108,665
1.60%	205,139	27,684	726	112,533	3,715	73,683	11,615	42,158
1.65%	137,584	22,361	3,732	91,123	7,059	88,331	6,016	41,078
1.70%	42,615	13,521	–	35,989	–	23,544	–	14,971
1.75%	45,591	10,965	1,237	53,111	2,469	24,741	4,409	11,298
1.80%	51,422	8,703	180	32,819	113	31,840	6,057	9,349
1.85%	71,596	8,437	–	43,062	–	40,799	–	15,146
1.90%	11,861	2,742	497	9,576	1,467	5,393	6,225	3,761
1.95%	23,509	1,227	4,976	18,746	7,004	10,546	11,188	4,493
2.00%	26,588	10,365	26	53,389	280	14,753	1,938	10,011
2.05%	34,659	7,393	2,114	23,466	2,868	22,235	8,425	4,479
2.10%	26,147	1,680	4,443	3,364	8,486	2,618	8,576	1,784
2.15%	13,348	809	57	3,288	673	3,253	670	2,410
2.20%	29,381	2,310	1,368	13,070	4,938	3,761	10,289	1,921
2.25%	10,219	788	–	2,868	–	1,460	–	16,115
2.30%	3,365	143	–	1,015	–	3,280	–	850
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
2.35%	1,398	34	59	59	633	–	–	63
2.40%	–	242	–	1,307	–	7,725	–	278
2.45%	1,739	–	215	786	4	105	3,011	–
2.50%	196	–	463	–	678	184	1,137	73
2.55%	7	–	–	–	–	672	–	–
2.60%	1,540	–	228	–	1,695	–	2,531	–
2.65%	–	64	–	62	–	167	–	273
2.70%	3,879	–	–	–	–	307	–	–
2.85%	–	–	–	179	–	–	–	–

Totals	$7,022,313	898,552	23,927	3,839,420	56,295	3,529,666	99,773	3,538,558

	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
0.95%	$–	–	63,771	–	44,199	186,972	424,238	2,976
1.00%	–	–	16,861	–	25,247	101,049	145,344	594
1.05%	–	–	2,214	–	2,344	17,687	34,111	16
1.10%	–	–	9,558	–	14,672	51,181	91,408	1,357
1.15%	–	–	9,578	–	7,075	48,049	44,980	139
1.20%	–	–	23,018	–	32,136	165,638	238,882	641
1.25%	–	51	4,342	4,002	4,060	25,265	26,939	777
1.30%	–	–	5,585	–	4,903	17,022	37,299	174
1.35%	–	–	3,980	–	6,031	36,788	47,495	28
1.40%	–	–	24,503	–	28,026	124,760	219,374	1,370
1.45%	–	–	11,452	–	6,494	60,898	67,869	426
1.50%	4,256	–	3,958	–	7,311	24,946	42,323	6,359
1.55%	–	–	16,853	–	21,174	48,069	73,089	343
1.60%	2,770	–	4,719	–	13,289	34,267	44,872	1,453
1.65%	3,979	–	6,513	–	5,244	51,879	47,925	2,609
1.70%	–	–	3,531	–	1,301	6,876	14,764	90
1.75%	2,684	–	754	–	5,191	11,325	23,302	1,287
1.80%	958	–	1,861	–	2,504	13,391	14,665	–
1.85%	–	–	2,127	–	596	7,319	19,645	18
1.90%	770	–	3,123	–	5,145	3,241	4,198	8
1.95%	3,063	–	1,029	–	2,193	2,156	17,489	2,424
2.00%	–	–	1,724	–	2,066	3,285	5,648	475
2.05%	2,853	–	1,011	–	4,445	3,433	16,098	5,522
2.10%	2,124	–	84	–	1,610	1,497	9,132	738
2.15%	–	–	572	–	223	600	3,695	356
2.20%	2,304	–	1,619	–	1,371	2,765	12,686	1,797
2.25%	–	–	129	1,676	17	4,845	233	–
2.30%	–	–	1,727	–	567	836	1,804	–
2.35%	–	–	–	–	–	–	678	–
2.40%	–	–	3,276	–	637	–	2,512	–
2.45%	571	–	–	–	–	49	3,327	915
2.50%	9,551	–	–	–	–	–	1,157	432
2.55%	–	–	263	–	47	–	259	–
2.60%	281	–	–	–	630	885	3,245	186
2.65%	–	–	59	–	11	–	265	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$36,164	51	229,794	5,678	250,759	1,056,973	1,740,950	33,510

	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
0.95%	$261,178	26,990	466,278	461,627	26,146	45,751	–	949,667
1.00%	101,702	8,664	219,388	208,973	2,504	15,372	–	339,077
1.05%	31,342	1,171	32,352	45,878	1,293	1,889	–	57,584
1.10%	66,502	13,130	128,298	104,384	1,508	14,473	–	338,200
1.15%	40,148	3,368	62,807	42,992	1,223	6,389	–	183,547
1.20%	113,291	15,585	269,409	216,297	15,824	26,046	–	472,386
1.25%	23,805	3,298	43,808	20,678	1,897	4,268	–	87,541
1.30%	20,749	1,096	39,827	55,182	573	1,219	–	69,441
1.35%	42,322	4,601	43,006	34,674	2,121	3,482	–	121,543
1.40%	129,287	25,993	275,253	210,623	9,219	34,156	–	531,738
1.45%	41,080	6,293	138,608	54,937	2,376	7,409	–	179,967
1.50%	12,938	2,203	29,732	17,661	491	1,241	24,297	66,815
1.55%	71,146	7,540	102,600	93,450	1,949	13,322	–	245,440
1.60%	34,481	6,116	43,866	28,097	1,727	7,535	11,554	115,610
1.65%	19,314	4,589	45,925	27,213	800	4,026	13,763	124,048
1.70%	6,272	1,770	12,499	8,722	1,692	4,027	–	32,800
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
1.75%	11,246	965	21,537	6,141	421	2,021	6,299	36,897
1.80%	5,145	253	12,080	10,474	219	325	9,296	35,984
1.85%	11,530	602	13,970	5,714	46	1,158	–	50,946
1.90%	3,910	105	5,527	5,078	15	145	4,252	10,318
1.95%	2,554	128	5,120	1,037	–	11	17,578	8,435
2.00%	6,990	1,058	6,318	5,371	138	949	127	17,276
2.05%	8,614	568	11,724	9,206	424	820	8,710	25,430
2.10%	540	129	3,244	1,448	18	871	8,155	1,978
2.15%	865	–	1,137	1,157	10	–	644	2,982
2.20%	784	565	6,080	1,527	–	1,279	8,154	4,580
2.25%	89	–	907	416	939	656	–	27,138
2.30%	505	–	123	4,688	–	–	–	732
2.35%	–	–	61	22	–	–	459	103
2.40%	–	584	–	9,506	–	–	–	2,440
2.45%	–	–	52	8	–	–	459	246
2.50%	–	–	–	–	–	–	2,486	376
2.55%	–	–	–	743	–	–	–	45
2.60%	–	–	–	–	–	–	2,831	–
2.65%	–	–	49	279	–	–	–	71
2.70%	–	–	–	–	–	–	–	350
2.85%	–	–	–	–	–	–	–	–

Totals	$1,068,330	137,364	2,041,586	1,694,204	73,573	198,840	119,064	4,141,732

	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
0.95%	$595,793	422,643	–	763	5,201	–	31,060	–
1.00%	147,981	83,594	–	339	909	–	10,718	–
1.05%	28,252	14,998	–	83	196	–	1,984	–
1.10%	185,426	158,734	–	327	1,269	–	8,892	–
1.15%	107,063	78,884	–	58	835	–	2,995	–
1.20%	419,279	307,259	–	4,850	7,436	–	18,024	–
1.25%	59,142	43,361	–	–	116	2,098	3,204	2,677
1.30%	70,354	46,315	–	–	1,505	–	3,818	–
1.35%	80,061	77,402	–	136	330	–	4,202	–
1.40%	396,576	329,418	–	4,169	3,264	–	16,673	–
1.45%	78,106	90,451	–	66	1,038	–	6,162	–
1.50%	50,674	34,204	16,596	–	304	–	4,495	–
1.55%	135,487	139,672	–	1,322	3,149	–	5,160	–
1.60%	92,851	67,163	12,184	19	2,230	–	3,067	–
1.65%	74,344	98,149	7,886	206	400	–	1,657	–
1.70%	19,426	16,316	–	2	138	–	4,820	–
1.75%	39,503	30,637	8,082	–	29	–	567	–
1.80%	25,097	32,140	6,975	9	–	–	193	–
1.85%	29,536	20,678	–	–	–	–	1,057	–
1.90%	14,409	7,623	2,678	–	–	–	47	–
1.95%	21,759	11,443	16,746	–	–	–	410	–
2.00%	13,296	9,970	656	–	–	–	1,333	–
2.05%	32,233	29,750	15,202	–	–	–	456	–
2.10%	17,512	1,635	16,931	–	–	–	51	–
2.15%	3,659	399	1,277	–	–	–	597	–
2.20%	19,317	1,920	17,229	56	30	–	162	–
2.25%	284	1,389	–	21	36	–	3	–
2.30%	790	460	–	36	60	–	–	–
2.35%	361	–	1,053	–	–	–	–	–
2.40%	446	1,537	–	–	–	–	–	–
2.45%	1,989	–	2,378	–	–	–	–	–
2.50%	1,387	13	729	–	–	–	–	–
2.55%	–	64	–	–	–	–	–	–
2.60%	3,913	–	608	–	–	–	–	–
2.65%	348	85	–	–	–	–	–	–
2.70%	–	188	–	–	–	–	–	–
2.85%	–	63	–	–	–	–	–	–

Totals	$2,766,654	2,158,558	127,210	12,462	28,475	2,098	131,807	2,677

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
0.95%	$810,114	–	428,039	–	2,572	934	–	243
1.00%	361,815	–	215,622	–	303	6	–	76
1.05%	61,449	–	36,935	–	–	–	–	–
1.10%	224,833	–	162,504	–	2,919	2,659	–	2,238
1.15%	109,434	–	62,004	–	1,115	121	–	958
1.20%	473,811	–	223,359	–	–	–	–	125
1.25%	80,913	–	44,030	–	–	–	411	96
1.30%	85,773	–	36,139	–	30	–	–	50
1.35%	121,787	–	36,263	–	–	–	–	–
1.40%	525,289	–	228,357	–	–	–	–	–
1.45%	238,974	–	135,680	–	–	–	–	–
1.50%	73,138	25,807	26,130	20,072	–	–	–	–
1.55%	213,259	–	64,018	–	–	–	–	–
1.60%	96,679	8,484	29,653	12,330	–	–	–	–
1.65%	79,809	49,168	54,026	19,666	–	–	–	–
1.70%	22,257	–	25,171	–	–	–	–	–
1.75%	34,162	11,189	7,637	6,954	–	–	–	–
1.80%	42,964	2,510	11,759	1,656	–	–	–	–
1.85%	32,511	–	17,124	–	–	–	–	–
1.90%	6,326	3,388	3,784	2,358	–	–	–	–
1.95%	7,664	10,555	6,183	20,148	–	–	–	–
2.00%	16,845	1,211	4,566	80	–	–	–	–
2.05%	12,809	14,376	5,771	7,356	–	–	–	–
2.10%	2,557	21,834	1,309	7,978	–	–	–	–
2.15%	2,639	282	184	1,136	–	–	–	–
2.20%	5,720	10,346	3,192	4,317	–	–	–	–
2.25%	4,015	–	496	–	–	–	–	–
2.30%	1,970	–	96	–	–	–	–	–
2.35%	143	596	2	1,315	–	–	–	–
2.40%	4,633	–	–	–	–	–	–	–
2.45%	97	1,006	–	2,089	–	–	–	–
2.50%	450	54	142	352	–	–	–	–
2.55%	329	–	–	–	–	–	–	–
2.60%	69	1,289	88	989	–	–	–	–
2.65%	577	–	7	–	–	–	–	–
2.70%	–	–	241	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,755,815	162,095	1,870,510	108,796	6,939	3,720	411	3,785

	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
0.95%	$–	127	254	276	1,852	9	1,396	–
1.00%	–	–	103	284	325	–	158	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,257	425	945	1,410	2,313	2,213	6,300	3
1.15%	474	76	179	767	762	1,357	3,129	11
1.20%	10	30	–	7	–	777	689	–
1.25%	4	8	58	–	–	29	88	–
1.30%	65	3	26	77	81	3	66	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	–	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,810	669	1,565	2,820	5,333	4,387	11,825	14

	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
0.95%	$–	113,865	59,675	20,315	291,718	–	119,845	159,300
1.00%	–	5,431	21,980	2,691	127,330	–	70,485	63,035
1.05%	–	496	4,187	119	29,697	–	8,975	9,505
1.10%	11	4,882	13,467	555	118,645	–	20,688	24,455
1.15%	–	3,165	6,371	401	32,895	–	6,593	9,081
1.20%	–	28,373	33,278	5,419	110,684	–	85,136	66,791
1.25%	60	3,279	11,161	1,728	18,821	–	9,167	9,952
1.30%	–	474	6,235	644	14,630	–	17,317	10,195
1.35%	–	2,120	4,274	490	15,535	–	8,394	14,863
1.40%	–	31,214	56,486	13,432	97,958	–	59,417	57,258
1.45%	–	3,892	8,609	3,490	53,999	–	32,965	19,326
1.50%	–	1,204	2,485	721	10,623	1,182	2,757	8,970
1.55%	–	5,629	6,250	1,500	23,059	–	13,481	10,254
1.60%	–	3,842	7,621	2,249	9,061	72	8,423	7,567
1.65%	–	1,358	2,141	794	17,028	617	6,409	9,181
1.70%	–	1,042	620	16	4,437	–	2,129	809
1.75%	–	287	587	928	4,270	–	5,926	2,512
1.80%	–	492	818	621	3,372	–	2,891	3,422
1.85%	–	1,175	5,531	1,006	4,289	–	3,035	877
1.90%	–	723	391	8	952	37	776	1,549
1.95%	–	174	416	–	3,167	684	748	283
2.00%	–	71	2,151	–	1,824	–	3,566	1,864
2.05%	–	16	1,233	957	3,391	201	189	1,913
2.10%	–	21	433	–	1,075	439	765	217
2.15%	–	–	1,021	–	139	50	971	109
2.20%	–	148	184	–	742	33	246	874
2.25%	–	4,043	9,543	4,636	1,262	–	197	–
2.30%	–	–	1,346	–	154	–	2,089	84
2.35%	–	–	–	–	27	–	–	–
2.40%	–	–	3,535	–	–	–	5,602	–
2.45%	–	–	–	–	13	490	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	327	–	–	–	528	–
2.60%	–	–	–	–	–	36	–	–
2.65%	–	–	89	–	–	–	122	–
2.70%	–	–	–	–	210	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$71	217,416	272,445	62,720	1,001,008	3,841	499,832	494,246

	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
0.95%	$141,040	128,238	–	–	20,532	–	79,613	47,435
1.00%	79,633	31,101	–	–	6,775	–	24,884	16,262
1.05%	8,591	5,348	–	–	1,717	–	4,869	3,085
1.10%	21,901	21,815	–	–	5,948	–	15,444	15,846
1.15%	14,961	6,380	–	–	2,875	–	7,576	10,709
1.20%	116,744	45,374	–	–	13,009	–	37,987	68,758
1.25%	7,693	3,149	–	–	2,362	528	6,205	7,032
1.30%	25,853	3,160	–	–	1,070	–	3,258	4,457
1.35%	13,709	7,681	–	–	2,529	–	8,168	17,675
1.40%	69,924	33,442	–	–	15,542	–	33,407	41,832
1.45%	32,647	13,867	–	–	3,292	–	8,388	14,174
1.50%	5,055	1,693	50,649	6,023	312	2,608	3,502	11,680
1.55%	17,944	10,405	–	–	8,899	–	18,546	14,438
1.60%	6,574	3,381	26,076	4,180	2,775	773	19,784	5,996
1.65%	11,023	3,435	48,579	2,355	4,664	1,821	7,022	30,518
1.70%	2,011	1,056	–	–	2,314	–	1,553	1,968
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
1.75%	250	363	18,600	3,235	1,151	1,148	6,583	9,428
1.80%	5,940	1,716	7,927	2,539	1,123	75	1,686	5,762
1.85%	4,390	2,088	–	–	1,302	–	3,304	6,322
1.90%	4,601	870	12,106	2,425	611	1,162	2,439	308
1.95%	1,155	–	50,648	6,875	2	6,011	109	774
2.00%	5,028	327	1,577	793	201	–	2,567	2,392
2.05%	2,979	717	34,826	6,619	94	227	3,973	4,034
2.10%	649	–	51,331	6,199	34	733	213	687
2.15%	1,064	–	4,661	683	12	–	112	555
2.20%	1,738	86	33,279	5,571	25	194	1,770	2,649
2.25%	323	–	–	–	–	1,787	–	90
2.30%	1,944	228	–	–	–	–	–	998
2.35%	–	–	2,259	–	–	838	–	–
2.40%	4,724	–	–	–	–	–	836	2,351
2.45%	–	–	3,254	985	–	–	–	–
2.50%	–	–	4,155	543	–	901	–	–
2.55%	462	–	–	–	–	–	–	240
2.60%	–	–	9,374	9	–	419	–	–
2.65%	277	–	–	–	–	–	–	45
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$610,827	325,920	359,301	49,034	99,170	19,225	303,798	348,499

	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
0.95%	$958,700	5,924	431,418	180,558	200,130	421,150	59,908	5,431
1.00%	303,587	11,224	7,044	2,657	3,215	6,211	92	103
1.05%	52,847	308	3,553	2,447	5,596	4,823	2,175	10
1.10%	234,081	18,642	568,644	179,251	198,087	512,955	80,433	10,440
1.15%	122,021	4,901	281,496	105,445	84,347	207,613	39,607	6,008
1.20%	461,553	23,308	22,072	7,602	9,021	14,764	1,800	242
1.25%	68,059	4,515	37,941	20,425	13,063	32,480	5,185	381
1.30%	58,363	856	5,309	1,895	3,199	4,400	940	15
1.35%	98,461	464	18,115	5,338	5,574	18,451	2,039	568
1.40%	556,433	10,762	789,253	281,838	348,108	841,045	105,576	15,515
1.45%	140,930	47,853	133,798	38,853	32,379	114,753	16,991	2,168
1.50%	73,679	1,126	30,122	6,324	15,877	22,150	4,122	273
1.55%	278,952	38,962	653,619	215,713	211,982	596,515	85,097	14,842
1.60%	137,834	7,598	276,353	93,552	99,061	275,800	40,159	4,061
1.65%	90,060	1,906	59,527	18,559	15,643	70,033	9,077	112
1.70%	21,447	3,776	33,146	17,304	23,765	32,951	6,826	300
1.75%	50,254	10,838	7,656	10,269	4,919	7,061	542	8
1.80%	31,256	762	26,840	13,108	12,583	28,330	3,828	173
1.85%	42,610	1,807	109,900	23,910	32,675	74,779	13,938	1,756
1.90%	14,497	100	19,897	7,548	5,161	20,096	2,525	470
1.95%	27,798	–	22,646	8,055	15,142	40,312	1,855	–
2.00%	27,855	293	50,717	15,662	14,252	50,266	6,968	2,216
2.05%	43,358	5,897	16,831	6,586	6,410	14,891	2,128	748
2.10%	26,089	–	5,822	2,534	1,466	8,294	340	92
2.15%	8,879	4,435	2,108	291	212	965	571	16
2.20%	29,049	–	382	200	296	422	78	–
2.25%	3,309	–	4,138	1,468	4,991	9,882	182	42
2.30%	7,979	–	2,710	469	629	2,672	211	–
2.35%	1,776	–	–	–	–	–	–	–
2.40%	20,469	–	15,132	2,434	137	2,757	–	–
2.45%	4,942	–	2,318	–	7,016	78	–	–
2.50%	1,869	–	376	–	–	323	–	–
2.55%	1,647	–	–	–	–	–	–	–
2.60%	4,323	–	–	–	–	–	–	–
2.65%	643	–	–	–	–	–	–	–
2.70%	179	–	–	–	–	–	–	–
2.85%	115	–	–	–	–	–	–	–

Totals	$4,005,902	206,257	3,638,883	1,270,295	1,374,936	3,437,222	493,193	65,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
0.95%	$68,236	458,155	158,570	116,297	52,195	39,115	8,882	20,630
1.00%	514	7,234	755	608	145	814	45	197
1.05%	398	5,106	2,435	1,493	767	885	170	224
1.10%	109,633	537,380	206,631	159,555	88,276	36,652	15,963	30,967
1.15%	49,288	248,010	93,471	68,327	39,524	21,846	4,991	15,964
1.20%	3,187	17,941	6,961	4,337	2,603	1,531	812	1,396
1.25%	7,945	35,084	16,207	7,471	5,104	1,533	492	2,110
1.30%	1,036	6,381	1,044	277	544	1,307	451	115
1.35%	2,627	18,819	3,534	2,265	3,286	965	512	802
1.40%	167,024	874,787	230,619	279,947	134,629	69,251	16,963	41,095
1.45%	15,975	130,803	23,521	29,003	13,165	8,407	2,021	4,554
1.50%	5,428	27,235	8,208	10,804	4,677	3,011	1,237	1,414
1.55%	171,089	575,968	167,940	187,717	104,062	32,391	18,511	36,213
1.60%	42,319	296,116	79,661	96,541	32,993	24,563	8,160	12,707
1.65%	5,390	75,737	10,532	13,461	2,662	3,911	1,051	4,045
1.70%	11,680	35,698	12,991	10,433	4,703	3,392	242	1,868
1.75%	858	14,188	6,191	2,096	624	910	266	226
1.80%	8,089	31,333	8,359	9,960	1,500	2,619	149	2,203
1.85%	36,497	76,086	21,764	18,927	11,782	9,119	3,389	8,351
1.90%	1,661	18,183	4,196	3,417	725	1,116	182	855
1.95%	5,658	37,757	14,322	16,184	982	1,226	150	1,136
2.00%	19,823	47,858	9,105	23,904	8,182	5,197	1,401	2,576
2.05%	4,662	18,968	5,707	2,887	974	1,244	602	459
2.10%	1,221	7,810	2,300	1,430	807	1,294	–	1,693
2.15%	1,760	2,589	40	370	394	68	–	98
2.20%	138	65	98	–	24	19	135	–
2.25%	2,335	7,608	1,719	6,199	1,616	2,719	–	113
2.30%	231	3,826	180	1,375	–	367	–	699
2.35%	–	–	–	–	–	–	–	–
2.40%	2,081	2,899	–	657	–	163	–	–
2.45%	–	–	65	191	–	63	–	–
2.50%	64	251	124	–	–	–	–	15
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$746,847	3,619,875	1,097,250	1,076,133	516,945	275,698	86,777	192,725

	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
0.95%	$57,764	11,080	26,406	203,160	205,713	18,910	183,328	384,848
1.00%	702	55	555	412	1,058	–	301	69,951
1.05%	3,156	491	204	1,988	2,606	312	3,064	13,869
1.10%	49,540	23,172	54,684	267,508	265,443	33,970	295,869	160,834
1.15%	29,709	7,369	25,187	99,993	115,754	12,406	124,049	104,520
1.20%	1,363	685	995	11,369	10,125	1,172	7,700	332,241
1.25%	9,815	1,101	2,249	11,313	14,208	3,609	16,438	40,046
1.30%	543	107	431	825	984	42	4,095	42,706
1.35%	1,774	507	2,545	10,429	12,278	1,430	11,794	78,727
1.40%	126,742	34,025	77,285	404,582	434,125	32,308	325,163	317,731
1.45%	24,855	1,572	7,244	33,092	28,685	4,611	51,901	81,894
1.50%	7,888	894	3,095	14,927	14,836	1,604	12,407	35,774
1.55%	76,710	25,649	98,506	336,410	325,380	40,133	283,009	152,063
1.60%	44,035	5,008	23,328	147,140	145,618	15,885	168,900	71,355
1.65%	7,895	1,569	2,851	13,970	17,345	1,276	34,517	70,732
1.70%	6,047	612	2,083	11,836	16,293	801	9,698	30,035
1.75%	881	165	178	3,576	1,352	228	4,862	26,854
1.80%	9,291	1,447	3,532	13,351	13,782	1,506	18,107	42,994
1.85%	9,961	4,322	14,138	49,565	47,932	3,331	48,256	22,072
1.90%	2,610	249	252	6,349	6,239	104	5,414	4,587
1.95%	2,200	106	220	22,299	18,256	710	25,426	10,747
2.00%	14,786	2,012	6,476	21,677	26,234	1,542	29,723	12,017
2.05%	1,122	–	1,568	7,777	4,977	718	14,262	23,033
2.10%	911	–	956	2,273	2,035	–	2,513	2,547
2.15%	541	46	467	641	826	539	244	2,805
2.20%	45	40	45	91	79	–	201	4,700
2.25%	5,366	–	1,675	2,188	3,743	–	2,015	1,414
2.30%	386	–	–	789	1,120	–	1,282	512
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
2.35%	–	–	–	–	–	–	–	–
2.40%	478	–	–	2,670	2,115	–	2,813	1,780
2.45%	–	–	–	1,098	85	–	1,485	–
2.50%	–	25	136	97	146	–	–	550
2.55%	–	–	–	–	–	–	–	268
2.60%	–	–	–	–	–	–	–	1,047
2.65%	–	–	–	–	–	–	–	86
2.70%	–	–	–	–	–	–	–	169
2.85%	–	–	–	–	–	–	–	–

Totals	$497,116	122,308	357,291	1,703,395	1,739,372	177,147	1,688,836	2,145,509

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $118,949,960 and $126,751,905, respectively, and total transfers from the Account to the fixed account were $102,624,664 and $85,142,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $4,030 and $102 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,799,417 and $8,580,538 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund – Series I
2007	0.95% to 2.05%	51,932	$11.69 to 10.92	$592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a	)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%

AIM VIF – Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a	)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a	)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a	) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%

AIM VIF – Core Equity Fund – Series II
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a	) (b)

AIM VIF – Global Health Care Fund – Series I
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a	) (b)

AIM VIF – Global Real Estate Fund – Series I
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income Ratio**	Total Return***
AIM VIF – Large Cap Growth Fund – Series I
2007	0.95% to 2.05%	46,389	$11.73 to 11.51	$541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%

AIM VIF – Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0.00% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%

American Century VP – Income & Growth Fund – Class I
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%

American Century VP – Income & Growth Fund – Class II
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%

American Century VP – Inflation Protection Fund – Class II
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a	) (b)

American Century VP – International Fund – Class I
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%

American Century VP – International Fund – Class III
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.95% to 2.70%	1,184,247	$10.72 to 12.39	$13,140,130	0.91%	-3.24% to -4.90%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	(a	) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a	) (b)

American Century VP – Ultra® Fund – Class I
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%

American Century VP – Ultra® Fund – Class II
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%

American Century VP – Value Fund – Class I
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%

American Century VP – Value Fund – Class II
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%

American Century VP – VistaSM Fund – Class I
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a	) (b)

American Century VP – VistaSM Fund – Class II
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a	) (b)

BB&T Variable Insurance Funds – Capital Manager Equity Fund
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%

BB&T Variable Insurance Funds – Large Cap Fund
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%

BB&T Variable Insurance Funds – Large Cap Growth Fund
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%

BB&T Variable Insurance Funds – Mid Cap Growth Fund
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.95% to 1.25%	189,766	$13.07 to 15.58	$2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%

Credit Suisse Trust – International Focus Portfolio
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%

Dreyfus IP – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – American Leaders Fund II – Service Shares
2007	1.50% to 2.60%	43,489	$11.46 to 10.76	$488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%

Federated IS – High Income Bond II – Service Shares
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%

Federated IS – Quality Bond Fund II – Service Shares
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 2.55%	10,440,891	$10.92 to 9.73	$116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 2.50%	1,995,932	$16.10 to 14.75	$31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a)(b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)
Non-tax qualified
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	2.25%	2,176	12.84	27,938	2.13%	7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)
Non-tax qualified
2007	1.25%	1,206	13.19	15,910	2.13%	8.59%

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
Initial Funding by the Company
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
Initial Funding by the Company
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	1.25%	5,496	$18.61	$102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.95% to 2.70%	2,850,554	11.52 to 11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)
Tax qualified
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.95% to 2.70%	6,157,632	$29.30 to 26.59	$178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	1.25%	19,750	13.07	258,168	0.09%	9.63%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%	292	12.50	3,649	0.09%	8.51%

MFS VIT – Mid Cap Growth Series – Service Class
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%

MFS VIT – New Discovery Series – Service Class
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to 9.75	13,203,244	0.03%	37.49% to 35.87%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 2.00%	537,058	$9.83 to 9.76	$5,271,094	2.43%	-1.71% to -2.40%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20.00	1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
2005	0.95% to 2.10%	138,198	9.61 to 8.40	1,272,654	0.96%	28.98% to 27.58%
2004	0.95% to 2.10%	158,756	7.45 to 6.58	1,138,344	0.76%	13.11% to 11.91%
2003	0.95% to 2.10%	187,653	6.59 to 5.86	1,193,370	0.00%	34.34% to 32.58%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to 14.37	24,441,820	0.83%	28.94% to 26.97%
2004	0.95% to 2.15%	665,501	11.82 to 11.44	7,803,470	1.00%	13.27% to 12.01%
2003	0.95% to 2.05%	441,368	10.44 to 10.24	4,580,456	0.00%	34.05% to 32.56%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.95% to 2.20%	930,932	$20.25 to 14.04	$18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class I
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
2006	1.25%	1,731	18.70	32,372	1.24%	18.82%
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
2005	1.25%	8,212	12.73	104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
2006	0.95% to 2.40%	1,016,600	12.30 to 11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%

Nationwide VIT – Government Bond Fund – Class II
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Growth Fund – Class I
2007	0.95% to 2.50%	6,528,710	$9.34 to 6.06	$58,670,198	0.17%	18.40% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.20	62,375,925	0.05%	5.16% to 3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%

Nationwide VIT – International Index Fund – Class VIII
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Nationwide VIT – International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%	269	17.49	4,704	1.71%	1.42%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.30% to 8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to 11.40	445,329,806	2.28%	4.35% to 2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to 11.12	409,682,246	2.05%	8.50% to 6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to 10.42	309,210,666	1.90%	18.91% to 16.88%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to 11.80	253,047,764	2.10%	6.06% to 4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to 11.34	216,903,970	1.80%	11.03% to 8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to 10.40	147,557,142	1.48%	25.44% to 23.04%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.70 to 11.67	171,885,452	2.72%	7.40% to 5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to 11.06	179,533,287	2.60%	3.50% to 1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to 10.86	177,228,363	2.25%	6.14% to 4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to 10.41	153,730,145	2.39%	12.62% to 10.70%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 2.40%	8,194,862	$13.07 to 10.55	$103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to 9.26	141,266,241	1.96%	1.57% to -0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to 9.27	158,341,735	1.94%	7.46% to 5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to 8.77	157,300,998	1.73%	17.29% to 15.28%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to 9.93	93,142,769	0.00%	8.70% to 6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to 9.29	96,860,973	0.00%	14.24% to 12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to 8.26	96,911,423	0.00%	38.81% to 36.38%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.90	289,809,079	1.14%	8.85% to 6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to 9.89	515,102,832	2.84%	1.70% to 0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to 9.89	533,222,860	0.88%	-0.15% to -1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to 10.07	691,344,651	0.67%	-0.33% to -1.99%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to 14.08	92,742,674	0.00%	7.07% to 5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to 13.37	100,140,193	0.00%	12.34% to 10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to 12.10	102,531,773	0.00%	32.99% to 30.67%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	1.50% to 2.60%	103,133	12.28 to 11.524	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.80	1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.254	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Nationwide Fund – Class I
2007	0.95% to 2.65%	18,302,786	$15.50 to 11.15	$279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.04%	12.55% to 10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to 9.56	380,305,497	0.88%	6.42% to 4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to 9.13	427,878,572	1.23%	8.71% to 6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to 8.54	447,026,775	0.54%	26.30% to 24.12%

Nationwide VIT – Nationwide Fund – Class II
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.20	2,282,112	0.92%	11.70% to 10.46%
2005	1.50% to 2.60%	195,744	11.51 to 11.05	2,210,461	0.67%	5.44% to 4.26%
2004	1.50% to 2.60%	228,367	10.92 to 10.59	2,461,950	1.03%	7.89% to 6.69%
2003	1.50% to 2.60%	243,662	10.12 to 9.93	2,445,831	0.47%	25.33% to 23.93%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20	3,997	0.85%	14.60%
2005	1.25%	286	13.26	3,793	1.19%	8.94%
2004	1.25%	311	12.17	3,786	0.38%	17.31%
2003	1.25%	337	10.38	3,497	0.22%	23.82%
Non-tax qualified
2007	1.25%	241	16.74	4,035	1.07%	10.16%

Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.50	21,591,447	0.73%	15.02% to 13.12%
2005	0.95% to 2.65%	974,521	14.64 to 13.70	14,087,780	1.51%	9.26% to 7.46%
2004	0.95% to 2.25%	517,620	13.40 to 12.90	6,878,568	0.39%	17.64% to 16.19%
2003	0.95% to 2.40%	555,773	11.39 to 11.07	6,293,400	0.20%	24.40% to 22.57%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%

Neuberger Berman AMT – Focus Portfolio – S Class Shares
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	87.75% to 85.66%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.95% to 2.30%	4,032,425	$21.32 to 13.29	$80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
2005	0.95% to 2.20%	380,100	11.97 to 14.14	4,777,305	0.00%	5.84% to 4.56%
2004	0.95% to 2.20%	119,039	11.31 to 11.22	1,430,368	0.00%	13.12% to 12.17%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
2005	1.50% to 2.60%	651,152	10.96 to 10.52	7,054,563	0.75%	3.29% to 2.14%
2004	1.50% to 2.60%	733,839	10.61 to 10.29	7,717,903	0.22%	5.02% to 3.84%
2003	1.50% to 2.60%	724,583	10.10 to 9.91	7,279,334	0.28%	28.73% to 27.29%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to 10.73	427,622,622	0.92%	4.10% to 2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to 10.49	483,179,895	0.31%	5.92% to 4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to 10.07	474,551,297	0.37%	29.70% to 27.39%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to 18.25	220,237,863	0.96%	13.25% to 11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to 16.39	178,971,646	1.09%	18.06% to 16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to 14.11	102,340,129	0.00%	42.62% to 41.07%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to 16.98	186,103,129	1.01%	13.23% to 11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to 15.28	191,319,125	1.23%	18.03% to 15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to 13.19	192,522,627	0.96%	41.66% to 38.92%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
2005	1.50% to 2.60%	497,633	14.24 to 13.67	6,993,925	0.85%	12.35% to 11.10%
2004	1.50% to 2.60%	565,069	12.68 to 12.30	7,094,421	1.10%	17.10% to 15.79%
2003	1.50% to 2.60%	655,617	10.83 to 10.62	7,054,981	0.70%	40.72% to 39.15%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 2.25%	182,957	$9.60 to 9.52	$1,752,944	0.00%	-4.00% to -4.85%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
2005	1.25%	22,431	11.16	250,299	8.18%	0.73%
2004	1.25%	9,185	11.08	101,746	0.35%	7.37%

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
2005	1.25%	12,741	13.14	167,389	0.00%	8.35%
2004	1.25%	4,053	12.13	49,145	0.00%	17.69%
2003	1.25%	228	10.30	2,349	0.00%	3.03%	(a) (b)

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
2006	0.95% to 2.65%	23,057,427	13.50 to 11.09	329,617,768	1.16%	13.94% to 12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to 9.90	345,511,948	1.36%	4.97% to 3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to 9.59	383,272,912	0.84%	8.42% to 6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to 8.99	399,297,369	0.89%	25.52% to 23.34%

Oppenheimer VAF – Main Street®– Service Class
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
2005	1.50% to 2.60%	782,227	11.22 to 10.77	8,680,626	1.15%	4.16% to 3.00%
2004	1.50% to 2.60%	862,728	10.77 to 10.45	9,221,380	0.69%	7.51% to 6.31%
2003	1.50% to 2.60%	853,327	10.02 to 9.83	8,506,949	0.76%	24.54% to 23.15%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a) (b)

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a) (b)

SBL Fund – Series D (Global Series)
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund – Series J (Mid Cap Growth Series)
2007	0.95% to 1.30%	6,602	$9.13 to 9.08	$60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a) (b)
SBL Fund – Series N (Managed Asset Allocation Series)
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a) (b)
SBL Fund – Series O (Equity Income Series)
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a) (b)
SBL Fund – Series P (High Yield Series)
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a) (b)
SBL Fund – Series Q (Small Cap Value Series)
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a) (b)
SBL Fund – Series V (Mid Cap Value Series)
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a) (b)
SBL Fund – Series X (Small Cap Growth Series)
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a) (b)
SBL Fund – Series Y (Select 25 Series)
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a) (b)
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a) (b)
T. Rowe Price Equity Income Portfolio – II
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a) (b)
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.95% to 2.20%	1,160,958	$28.82 to 35.46	$42,349,252	0.47%	36.30% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a) (b)
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
Van Kampen LIT – Comstock Portfolio – Class II
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a) (b)
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a) (b)
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Victory VIF – Diversified Stock Fund Class A Shares
2007	0.95% to 2.15%	975,201	$14.33 to 12.87	$13,517,054	0.67%	8.90% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
Initial Funding by the Company
2003	0.00%	100,000	10.37	1,037,146	0.34%	34.97%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to 12.07	801,000	1.81%	-0.34% to -0.80%
Initial Funding by the Company
2003	0.00%	100,000	13.05	1,304,876	1.81%	0.87%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to 12.77	1,823,390	0.03%	29.46% to 28.04%
Initial Funding by the Company
2003	0.00%	100,000	14.00	1,400,366	0.03%	30.70%

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to 13.13	192,039,128	0.91%	23.10% to 21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to 10.82	144,706,783	1.39%	12.22% to 10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to 9.79	118,673,742	1.31%	10.42% to 8.76%

W&R Target Funds, Inc. – Balanced Portfolio
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to 10.66	99,072,107	1.21%	4.02% to 2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to 10.40	104,023,435	1.52%	7.90% to 6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to 9.77	88,346,309	0.78%	17.96% to 16.30%

W&R Target Funds, Inc. – Bond Portfolio
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to 11.66	94,606,243	4.28%	0.65% to -0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to 11.76	100,979,352	4.15%	2.89% to 1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to 11.24	105,941,161	4.68%	3.19% to 1.66%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to 8.45	247,757,812	0.32%	7.97% to 6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to 7.95	254,008,204	0.62%	8.53% to 6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to 7.43	240,491,705	0.79%	16.15% to 14.36%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to 11.89	17,222,991	1.47%	11.96% to 10.72%
2004	0.95% to 2.10%	652,179	10.91 to 10.74	7,083,332	1.22%	9.08% to 8.24%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.40% to -8.21%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.30% to 22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to 12.18	16,894,061	0.00%	22.87% to 21.79%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to 8.73	306,477,658	0.00%	10.18% to 8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to 8.05	317,807,882	0.28%	2.33% to 0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to 7.98	301,609,039	0.00%	21.89% to 20.02%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	0.95% to 2.50%	5,514,524	$15.57 to 13.89	$84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to 12.75	78,493,453	7.23%	1.57% to 0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to 12.75	84,264,071	7.08%	8.82% to 7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to 11.99	70,865,343	8.31%	18.60% to 16.91%

W&R Target Funds, Inc. – International Growth Portfolio
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%

W&R Target Funds, Inc. – International Value Portfolio
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to-18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 4.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 3.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	0.95% to 2.15%	921,499	$12.77 to 13.30		$12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17		13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39		12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15		7,397,736	0.00%	12.66% to 11.79%	(a) (b)
W&R Target Funds, Inc. – Value Portfolio
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53		115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60		130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93		137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70		143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44		106,447,898	0.65%	23.92% to 22.11%
Wells Fargo AVT – Opportunity FundSM
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79		148,802,499	0.62%	5.61% to 3.80%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25		180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04		200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42		220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78		206,907,437	0.08%	35.71% to 33.28%

2007 Reserves for annuity contracts in payout phase:					100,490,623

2007 Contract owners' equity				$	4,026,009,866

2006 Reserves for annuity contracts in payout phase:					92,698,887

2006 Contract owners' equity				$	15,205,517,008

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners' equity				$	15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners' equity				$	15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners' equity				$	14,967,347,100

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Management Report on Internal Control Over Financial Reporting

The management of Nationwide Life Insurance Company and subsidiaries (the Company) is responsible for the preparation and integrity of the consolidated financial statements and other financial information contained in this Annual Report on Form 10-K. The consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles, and where necessary, include amounts that are based on the best estimates and judgment of management. Management believes the consolidated financial statements present fairly the Company’s financial position and results of operations and that other financial data contained in the Annual Report on Form 10-K has been compiled in a manner consistent with the consolidated financial statements.

Our management is responsible for establishing and maintaining adequate internal control over financial reporting, as such term is defined in Rule 13a-15(f) under the Securities Exchange Act of 1934. Our internal control system was designed to provide reasonable assurance to management and our Board of Directors regarding the preparation and fair presentation of published financial statements. All internal control systems, no matter how well designed, have inherent limitations. Therefore, even those systems determined to be effective can provide only reasonable assurance with respect to the preparation and presentation of financial statements.

Our management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2007. In making this assessment, our management used the criteria set forth in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on those criteria, our management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2007.

Our independent registered public accounting firm, KPMG LLP, performed audits of the Company’s consolidated financial statements. Management has made available to KPMG LLP all of the Company’s financial records and related data.

Management also recognizes its responsibility for fostering a strong ethical business environment that ensures the Company’s affairs are conducted according to the highest standards of professional conduct, honesty and integrity. The Company’s Code of Conduct and Business Practices (Code), which is posted on the Company’s web site, reflects this responsibility. The Code addresses the necessity of ensuring open communication within the Company; potential conflicts of interest; marketing practices; compliance with all laws, including those relating to financial disclosure; and the confidentiality of proprietary information. The Company’s Office of Ethics and Business Practices is responsible for raising employee awareness of the Company’s Code and serves as a confidential resource for inquiries and reporting.

The Audit Committee of the Board of Directors of the Company, composed of independent directors pursuant to the New York Stock Exchange listing standards and rules of the Securities and Exchange Commission, meets periodically with the external and internal auditors, jointly and separately, to evaluate the effectiveness of work performed by them in discharging their respective responsibilities and to assure their independence and free access to the Audit Committee.

/s/ Mark R. Thresher
Name: Mark R. Thresher
Title: President and Chief Operating Officer
February 29, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONWIDE LIFE INSURANCE COMPANY (Registrant)

Date: February 29, 2008	By	/s/ W.G. Jurgensen
W.G. Jurgensen, Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arden L. Shisler	February 20, 2008	/s/ W.G. Jurgensen	February 29, 2008

Arden L. Shisler, Chairman of the Board	Date	W.G. Jurgensen, Chief Executive Officer and Director	Date

/s/ Joseph A. Alutto	February 20, 2008	/s/ James G. Brocksmith, Jr.	February 20, 2008

Joseph A. Alutto, Director	Date	James G. Brocksmith, Jr., Director	Date

/s/ Keith W. Eckel	February 20, 2008	/s/ Lydia M. Marshall	February 20, 2008

Keith W. Eckel, Director	Date	Lydia M. Marshall, Director	Date

/s/ Donald L. McWhorter	February 20, 2008	/s/ David O. Miller	February 20, 2008

Donald L. McWhorter, Director	Date	David O. Miller, Director	Date

/s/ Martha Miller de Lombera	February 20, 2008	/s/ James F. Patterson	February 20, 2008

Martha Miller de Lombera, Director	Date	James F. Patterson, Director	Date

/s/ Gerald D. Prothro	February 20, 2008	/s/ Alex Shumate	February 20, 2008

Gerald D. Prothro, Director	Date	Alex Shumate, Director	Date

/s/ Mark R. Thresher	February 29, 2008	/s/ Timothy G. Frommeyer	February 29, 2008

Mark R. Thresher, President and Chief Operating Officer	Date	Timothy G. Frommeyer, Senior Vice President – Chief Financial Officer	Date

Exhibit Index

Exhibit
3.1
Amended Articles of Incorporation of Nationwide Life Insurance Company, dated February 3, 2000 (previously filed as Exhibit 3.1 to Form 10-K, Commission File Number 2-64559, filed March 24, 2003, and incorporated herein by reference)

3.2
Amended and Restated Code of Regulations of Nationwide Life Insurance Company (previously filed as Exhibit 3.2 to Form 10-K, Commission File Number 2-64559, filed March 1, 2007, and incorporated herein by reference)

10.1
Tax Sharing Agreement effective as of January 1, 2008 among Nationwide Financial Services, Inc. and any company that in the future becomes a subsidiary of Nationwide Financial Services, Inc. if eligible under the Internal Revenue Code (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed January 29, 2008, and incorporated herein by reference)

10.2
Form of Tax Sharing Agreement dated as of October 1, 2002 among Nationwide Life Insurance Company and any corporation that may hereafter be a subsidiary of Nationwide Life Insurance Company (previously filed as Exhibit 10.4 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.3
Form of Amended and Restated Cost Sharing Agreement among parties named therein (previously filed as Exhibit 10.3 to Form 10-K, Commission File Number 1-12785, filed March 14, 2003, and incorporated herein by reference)

10.4
Amended and Restated Five-Year Credit Agreement, dated December 31, 2007, among Nationwide Financial Services, Inc., Nationwide Life Insurance Company, Nationwide Mutual Insurance Company, the banks party thereto and Wachovia Bank, National Association, as syndication agent, and Citicorp USA, Inc. as agent (previously filed as Exhibit 10.7 to Form 10-K, Commission File Number 1-12785, filed February 29, 2007, and incorporated herein by reference)

10.5
Form of Lease Agreement between Nationwide Mutual Insurance Company, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.7 to Form S-1/A, Registration Number 333-18531, filed February 25, 1997, and incorporated herein by reference)

10.6*
General Description of Nationwide Performance Incentive Plan (previously filed as Exhibit 10.9 to Form 10-K, Commission File Number 333-18527, filed March 29, 2001, and incorporated herein by reference)

10.7*
Form of Amended and Restated Nationwide Office of Investments Incentive Plan dated as of October 7, 2003 (previously filed as Exhibit 10.13 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.8*
Nationwide Excess Benefit Plan effective as of January 1, 2000 (previously filed as Exhibit 10.14 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.9*
Nationwide Supplemental Retirement Plan As Amended and Restated effective January 1, 2000 (previously filed as Exhibit 10.1 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.10*	Nationwide Severance Pay Plan effective as of March 1, 2003 (previously filed as Exhibit 10.16 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.11*
Nationwide Supplemental Defined Contribution Plan effective as of January 1, 2005 (previously filed as Exhibit 10.17 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.12*
Nationwide Individual Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.18 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.13*
Nationwide Board of Directors Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.19 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.14
Investment Agency Cost Allocation Agreement dated October 30, 2002 between Nationwide Life Insurance Company and Nationwide Cash Management Company (previously filed as Exhibit 10.22 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.15
Master Repurchase Agreement between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Mutual Insurance Company and certain of its Subsidiaries and affiliates (previously filed as Exhibit 10.20 to Form 10-K, Commission File Number 333-18527, filed March 29, 2000, and incorporated herein by reference)

10.16*
Employment letter agreement between Nationwide Financial Services, Inc. and John Carter dated October 27, 2005 (previously filed as Exhibit 10.1 Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.17*	Summary of terms of employment of Timothy G. Frommeyer (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.18
Form of Employee Leasing Agreement, dated July 1, 2000, between Nationwide Mutual Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.35 to Form 10-Q, Commission File Number 1-12785, filed May 11, 2001, and incorporated herein by reference)

10.19
Form of Surplus Note, dated December 17, 2001, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.32 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.20
Form of Surplus Note, dated June 26, 2002, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.33 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.21
Form of Surplus Note, dated December 23, 2003, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.34 to Form 10-K, Commission File Number 2-64559, filed March 11, 2004, and incorporated herein by reference)

10.22*
Employment Offer Letter Agreement between Nationwide Financial Services, Inc. and Gail Snyder dated November 28, 2005 (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed March 1, 2006, and incorporated herein by reference)

10.23*	Offer Letter for Anne L. Arvia, dated June 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed August 3, 2006, and incorporated herein by reference)

10.24*	Offer Letter for William Jackson, dated August 21, 2006 (previously filed as Exhibit 10.1 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.25*	Offer Letter for James Lyski, dated August 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.26*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Larry Hilsheimer (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.27*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Terri L. Hill (previously filed as Exhibit 10.50 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.28*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and James Lyski (previously filed as Exhibit 10.51 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.29*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Michael C. Keller (previously filed as Exhibit 10.52 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.30*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Patricia R. Hatler (previously filed as Exhibit 10.53 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.31*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Financial Services, Inc. and Mark R. Thresher (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.32*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Stephen S. Rasmussen (previously filed as Exhibit 10.55 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.33*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and W.G. Jurgensen (previously filed as Exhibit 99.2 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.34*
First Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.58 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.35*
Second Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.59 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.36*
Third Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated (now known as the Nationwide Officer Deferred Compensation Plan), effective as of January 1, 2005 (previously filed as Exhibit 10.60 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

18.1
Letter regarding change in accounting principle from KPMG LLP related to annual goodwill impairment testing (previously filed as Exhibit 18 to Form 10-Q, Commission File Number 1-12785, filed November 12, 2003, and incorporated herein by reference)

18.2
Letter regarding change in accounting principle from KPMG LLP related to accrued legal expenses (previously filed as Exhibit 18.1 to Form 10-Q, Commission File Number 1-12785, filed August 2, 2007, and incorporated herein by reference)

31.1	Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

31.2	Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

32.1
Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

32.2
Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall note be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

*	Management Compensatory Plan
All other exhibits referenced by Item 601 of Regulation S-K are not required under the related instructions or are inapplicable and therefore have been omitted.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year ended
December 31, 2007.

Statements of Contract Owners' Equity for the years ended
December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and 2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006 and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements

1.	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3.	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4.	Fund Participation Agreement with Credit Suisse filed on April 22, 2008, with Post-Effective Amendment No. 21 (File No. 033-60063) as exhibit 26(h) and hereby incorporated by reference.

5.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7.	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8.	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

9.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10.	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12.
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13.	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

14.	Fund Participation Agreement with Putnam filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

15.	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

16.	Fund Participation Agreement with Van Eck filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

17.	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

18.	Fund Participation Agreement with Wells Fargo filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(9)	Opinion of Counsel – Filed previously on May 26, 1999 with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President-and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                          Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty
F & B, INC. Common Stock 1 Share Farmland Mutual–100%
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty–95.2% Fire–4.8% (See Page 2)
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100%
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100%
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100%
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100%
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100%
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100%
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100%
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100%
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd.
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100%
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100%
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100%
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100%
NATIONWIDE LLOYDS A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100%
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% (See Page 2)
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100%
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100%
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100%
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100%
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100%
NATIONWIDE ARENA LLC Casualty–90%
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100%
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85%
NMC CPC WT INVESTMENT, LLC NMC–100%
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100%
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100%
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100%
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5%
NATIONWIDE SERVICES FOR YOU, LLC Casualty–100%
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100%
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100%
NATIONWIDE MANAGEMENT SYSTEMS, INC. Common Stock: 100 Shares Casualty–100%
RP&C INTERNATIONAL, INC. Common Stock: 1,115 Shares Casualty–20.63%
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100%
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100%
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100%
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100%
CALFARM INSURANCE AGENCY Common Stock: 1,000 Shares AMCO–100%
CAL-AG INSURANCE SERVICES, INC. Common Stock: 100 Shares CalFarm Insurance Agency–100%
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100%
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100%
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100%
NATIONWIDE DOCUMENT SOLUTIONS, INC. Common Stock: 1,000 Shares AGI–100%
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100%
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AGI – 70.09% AMCO –17.21% Allied P&C –8.47% Depositors –4.23%
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100%
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100%
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100%
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,785,743 Shares SIC–64.7%
DVM INSURANCE AGENCY, INC. VPI–100%
V.P.I. SERVICES INC. VPI–100%
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100%
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100%
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100%
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100%
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100%
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100%
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100%
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100%
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100%
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100%
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100%
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2008

(Casualty, Fire and insurance related subsidiaries)

Page 1

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
GVH PARTICIPACOES e EMPREENDIMENTOS LTDA. (GVH)
NGH – 100%
VIDA SEGURADORA SA
Common Stock: 1,121,362,977 Shares
GVH – 99.45%
NATIONWIDE SERVICES SP. Z.0.0
Common Stock: 24,906 Shares
NGH – 100%
NATIONWIDE FINANCIAL SP. Z.0.0
Common Stock: 25,700 Shares
NGH – 100%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public–100%
Class B NW Corp–100%
(See Page 3)
NATIONWIDE SECURITIES, INC.
Common Stock: 7,676 Shares
NW Corp–100%
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NW Corp.–100%
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
NATIONWIDE BETTER HEALTH, INC. (NBH)
Common Stock: 100 Shares
NW Corp–100%
FUTUREHEALTH HOLDING COMPANY (FHC)
NBH–100%
FUTUREHEALTH CORPORATION
FHC–100%
FUTUREHEALTH TECHNOLOGIES CORPORATION
FHC–100%
INTERVENT USA, INC.
NBH–100%
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage–100%
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
NWD MGT LLC (NWDMGT)
NAMHI - 100%
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
NWDGMT - 10% (common units)
NGV - 75% (preferred units)
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
CORVIANT CORPORATION (CC)
Common Stock: 450,000 Shares
Series A Preferred: 250,000 Shares
NAMHI–100%
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 968,750 Shares
NWD Manage–100%
Preferred Stock: 600,000 Shares
NWD Manage–100%
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –19%
Casualty–70%
Fire–10%
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
RIVERVIEW ALTERNATIVE INVESTMENT ADVISORS II LLC (River II)
RIG – 100%
RIVERVIEW ALTERNATIVE INVESTMENT ADVISORS LLC (River)
River II – 70%
RIVERVIEW POLYPHONY FUND LLC
River – .02%
Casualty – 90.48%
Fire – 9.50%

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2008

Page 2

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty (See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public-100%
Class B NW Corp-100%
TBG INSURANCE SERVICES CORP. (TBG)
NFS–69%
TBG AVIATION, LLC
TBG–12.5%
TBG DANCO INSURANCE SERVICES CORPORATION
TBG–100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
TBG–100%
MULLIN TBG INSURANCE AGENCY SERVICES, LLC
TBG–50%
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OLENTANGY REINSURANCE COMPANY
NLAIC-100%
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
TEXAS HOUSING FUND, LLC
NW Life 8.68%
NW Indemnity-8.68%
LIFE REO HOLDINGS LLC (REO)
NW Life–100%
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
NATIONWIDE FUND ADVISORS
DELAWARE BUSINESS TRUST
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 260,000 Shares
NLICA - 100%
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
Common Stock: 6,000 Shares
NLICA - 100%
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PROVESTCO, INC.
NPHC - 100%
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC - 100%
1717 CAPITAL MANAGEMENT COMPANY
Common Stock: 2,296 Shares
NPHC - 100%
RCMD FINANCIAL SERVICES, INC. (RCMD)
NPHC - 100%
1717 ADVISORY SERVICES, INC.
Common Stock: 1,000 Shares
RCMD - 100%
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
RCMD - 100%

Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company -- Dotted Line

March 31, 2008

(NFS subsidiaries)

Page 3

Item 27.                        Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 2,007.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 16th day of April, 2008.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ JEANNY V. SIMAITIS
Jeanny V. Simaitis

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 16th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ JEANNY V. SIMAITIS
Jeanny V. Simaitis
Attorney-in-Fact